UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5972

Name of Registrant:	VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1:	Schedule of Investments

Vanguard Pacific Stock Index Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.3%)
Australia (16.2%)
	BHP Billiton Ltd.	11,135,364	206,488
	Westpac Banking Corp., Ltd.	9,272,999	90,935
	Commonwealth Bank of Australia	4,881,515	82,943
	National Australia Bank Ltd.	6,205,940	73,195
	Woolworths Ltd.	4,038,765	70,297
	Australia & New Zealand Bank Group Ltd.	6,771,071	56,188
	QBE Insurance Group Ltd.	3,273,999	49,235
	CSL Ltd.	1,983,999	46,784
	Westfield Group	5,819,154	43,921
^	Woodside Petroleum Ltd.	1,598,935	35,183
	Telstra Corp. Ltd.	14,449,018	34,470
	Wesfarmers Ltd.	3,274,004	31,826
	Newcrest Mining Ltd.	1,504,110	29,157
	Origin Energy Ltd.	2,923,882	25,764
^	Rio Tinto Ltd.	947,869	24,604
	Foster's Group Ltd.	6,376,504	21,928
	AMP Ltd.	6,222,549	20,520
	Brambles Ltd.	4,590,646	19,523
	Santos Ltd.	1,938,791	17,385
	Insurance Australia Group Ltd.	6,232,644	15,226
^	Macquarie Group, Ltd.	932,242	14,904
	Suncorp-Metway Ltd.	3,170,782	14,776
	AGL Energy Ltd.	1,471,501	13,560
	Transurban Group	4,007,658	12,915
	Stockland	4,862,801	11,047
	Coca-Cola Amatil Ltd.	1,829,485	10,542
	Sonic Healthcare Ltd.	1,197,312	10,484
	Orica Ltd.	1,148,272	9,655
	Australian Stock Exchange Ltd.	568,125	9,647
	Amcor Ltd.	2,770,289	9,377
	Incitec Pivot Ltd.	5,612,733	9,219
	AXA Asia Pacific Holdings Ltd.	2,806,179	8,291
	Macquarie Infrastructure Group	7,976,288	7,975
	Toll Holdings Ltd.	2,188,069	7,500
	Tabcorp Holdings Ltd.	1,748,872	7,225
^	Computershare Ltd.	1,574,787	7,130
	GPT Group	14,579,658	6,907
	Cochlear Ltd.	185,733	6,897
	Tatt's Group, Ltd.	3,792,543	6,841
	Metcash Ltd.	2,543,380	6,725
^	CFS Gandel Retail Trust	5,695,800	6,424

	BlueScope Steel Ltd.	2,892,299	6,358
	Bendigo Bank Ltd.	899,034	5,650
	Dexus Property Group NPV	11,552,411	5,439
^	Crown Ltd.	1,560,808	5,399
^	Leighton Holdings Ltd.	488,865	5,073
	Lend Lease Corp.	1,200,703	5,072
^	Lion Nathan Ltd.	975,549	5,021
	Qantas Airways Ltd.	3,083,451	4,723
	WorleyParsons Ltd.	500,712	4,663
	Wesfarmers, Ltd. Price Protected Shares	480,920	4,653
^,*	Fortescue Metals Group Ltd.	4,198,651	4,523
	Goodman Fielder Ltd.	4,419,092	4,254
	OneSteel Ltd.	2,769,186	4,169
^	Boral Ltd.	1,935,592	3,997
^	John Fairfax Holdings Ltd.	4,525,097	3,974
	CSR Ltd.	4,335,853	3,838
	Macquarie Goodman Group	8,755,513	3,834
	Mirvac Group	5,375,961	3,801
	James Hardie Industries NV	1,447,272	3,549
	OZ Minerals Ltd.	9,899,711	3,460
^	Alumina Ltd.	4,832,255	3,394
	Macquarie Airports Group	2,305,793	3,305
	Nufarm Ltd.	466,373	3,296
	Sims Metal Management Ltd.	272,504	2,874
	Billabong International Ltd.	553,472	2,565
	Aristocrat Leisure Ltd.	1,072,972	2,532
	Sims Metal Management Ltd.	235,750	2,513
	Caltex Australia Ltd.	447,732	2,455
^	Perpetual Trustees Australia Ltd.	125,907	2,405
^	Harvey Norman Holdings Ltd.	1,751,920	2,332
	Macquarie Office Trust	13,671,998	1,605
	Asciano Group	1,936,492	1,329
			1,315,668
Hong Kong (6.3%)
	CLP Holdings Ltd.	6,791,205	45,967
	Cheung Kong Holdings Ltd.	4,612,686	42,560
	Sun Hung Kai Properties Ltd.	4,681,284	41,473
	Hutchison Whampoa Ltd.	7,072,090	35,985
	Hang Seng Bank Ltd.	2,537,966	30,558
^	Hong Kong Exchanges & Clearing Ltd.	3,387,500	29,096
	Hong Kong Electric Holdings Ltd.	4,605,050	26,973
	Hong Kong & China Gas Co., Ltd.	13,274,481	21,609
	Esprit Holdings Ltd.	3,501,978	18,589
	Swire Pacific Ltd. A Shares	2,732,500	17,646
	Hang Lung Properties Ltd.	6,881,720	15,470
	Li & Fung Ltd.	7,475,450	14,871
	Henderson Land Development Co. Ltd.	3,563,593	13,612
	Link REIT	7,166,000	13,405
	Boc Hong Kong Holdings Ltd.	12,281,800	12,529

	Wharf Holdings Ltd.	4,568,903	11,290
	MTR Corp.	4,708,200	11,244
	Bank of East Asia Ltd.	4,712,273	9,344
	Hang Lung Development Co., Ltd.	2,889,000	9,305
	New World Development Co., Ltd.	8,109,146	7,687
	Hopewell Holdings Ltd.	2,083,800	6,829
^	PCCW Ltd.	12,375,769	6,371
	Cheung Kong Infrastructure Holdings Ltd.	1,513,600	5,658
	Sino Land Co.	5,641,400	5,409
	Wheelock and Co. Ltd.	3,059,000	5,381
	Shangri-La Asia Ltd.	4,359,068	5,077
	Kerry Properties Ltd.	2,136,313	5,000
^	Cathay Pacific Airways Ltd.	3,953,500	4,585
	Yue Yuen Industrial (Holdings) Ltd.	2,205,900	4,021
	Chinese Estates Holdings	2,987,000	3,661
	NWS Holdings Ltd.	2,757,000	3,362
	Television Broadcasts Ltd.	941,764	3,333
	Hysan Development Co., Ltd.	1,900,811	3,083
	Kingboard Chemical Holdings Ltd.	1,812,500	2,918
	Wing Hang Bank Ltd.	594,009	2,871
*	Pacific Basin Shipping Ltd.	5,466,000	2,803
*	Genting International PLC	9,585,000	2,730
*	Foxconn International Holdings Ltd.	7,040,238	2,575
	ASM Pacific Technology Ltd.	643,500	1,960
	Hong Kong Aircraft & Engineering Co., Ltd.	222,000	1,948
	Lifestyle International Holdings, Ltd.	2,267,000	1,831
	Orient Overseas International Ltd.	711,724	1,676
^,*	Mongolia Energy Corp. Ltd.	6,003,000	1,649
	Hutchison Telecommunications International Ltd.	5,620,673	1,407
			515,351
Japan (73.3%)
	Toyota Motor Corp.	9,152,765	294,428
	Mitsubishi UFJ Financial Group	36,468,075	202,300
	Takeda Pharmaceutical Co. Ltd.	2,704,847	126,745
	Tokyo Electric Power Co.	4,040,410	126,356
	Honda Motor Co., Ltd.	5,479,772	125,936
	Nintendo Co.	328,820	101,939
	Canon, Inc.	3,540,449	96,605
	NTT DoCoMo, Inc.	52,116	90,789
	Sumitomo Mitsui Financial Group, Inc.	2,225,800	88,211
	Nippon Telegraph and Telephone Corp.	1,724,100	83,502
^	Mizuho Financial Group, Inc.	32,209,000	79,726
	East Japan Railway Co.	1,128,600	76,529
	Matsushita Electric Industrial Co., Ltd.	6,105,563	74,077
	Seven and I Holdings Co., Ltd.	2,707,040	72,188
	Kansai Electric Power Co., Inc.	2,534,700	69,471
	Sony Corp.	3,333,764	64,972
	Shin-Etsu Chemical Co., Ltd.	1,362,400	63,744
	Chubu Electric Power Co.	2,197,400	62,349

	KDDI Corp.	9,676	60,415
	Astellas Pharma Inc.	1,588,898	60,159
	Millea Holdings, Inc.	2,269,200	60,104
	Mitsui & Co., Ltd.	5,753,600	60,040
	Mitsubishi Corp.	4,501,100	59,478
	Daiichi Sankyo Co., Ltd.	2,317,436	52,035
	Mitsubishi Estate Co., Ltd.	3,901,000	51,155
	Nippon Steel Corp.	16,935,343	49,727
	JFE Holdings, Inc.	1,733,400	43,079
	Japan Tobacco, Inc.	14,938	42,950
	Kao Corp.	1,733,661	42,106
	Mitsubishi Heavy Industries Ltd.	10,640,000	40,205
	Softbank Corp.	2,510,918	38,816
	Nomura Holdings Inc.	5,871,800	38,031
	Fanuc Co., Ltd.	635,800	37,679
	Central Japan Railway Co.	5,202	37,100
	Tohoku Electric Power Co.	1,418,500	36,526
	Tokyo Gas Co., Ltd.	7,667,000	36,265
	Mitsui Fudosan Co., Ltd.	2,777,557	35,821
	Toshiba Corp.	10,207,000	35,635
	Fuji Photo Film Co., Ltd.	1,622,366	35,470
	Kyocera Corp.	539,900	34,659
	Hitachi Ltd.	11,175,000	34,087
	Sumitomo Corp.	3,735,756	33,807
	Kyushu Electric Power Co., Inc.	1,259,300	32,925
	Kirin Brewery Co., Ltd.	2,613,048	32,773
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,258,765	32,627
	Komatsu Ltd.	2,982,968	30,795
	Eisai Co., Ltd.	836,500	30,555
	Mitsubishi Electric Corp.	6,413,000	29,433
	Secom Co., Ltd.	697,100	29,272
	Denso Corp.	1,613,600	29,236
	Fujitsu Ltd.	6,183,000	27,794
	Osaka Gas Co., Ltd.	6,446,000	27,464
	Ricoh Co.	2,225,386	27,158
	Murata Manufacturing Co., Ltd.	710,455	26,884
^	Resona Holdings Inc.	1,703,100	26,261
	Bridgestone Corp.	2,023,659	25,725
	Sumitomo Metal Industries Ltd.	12,763,000	25,538
^	Sharp Corp.	3,320,000	24,649
	Hoya Corp.	1,371,594	24,458
	Daiwa Securities Group Inc.	4,427,850	24,451
^	Kintetsu Corp.	5,397,150	24,396
	Itochu Corp.	5,000,000	24,306
	Chugoku Electric Power Co., Ltd.	923,790	24,028
	Sumitomo Trust & Banking Co., Ltd.	4,724,388	23,166
	West Japan Railway Co.	5,644	22,955
	Keyence Corp.	125,319	22,793
	Nissan Motor Co., Ltd.	7,501,220	22,598

	Hankyu Corp.	4,008,958	21,951
	Mitsui OSK Lines Ltd.	3,804,000	21,726
	Shionogi & Co., Ltd.	994,362	21,306
	T & D Holdings, Inc.	654,360	21,151
	Bank of Yokohama Ltd.	4,096,000	20,921
	Shizuoka Bank Ltd.	2,004,000	20,895
	Tokyo Electron Ltd.	569,530	20,876
	Daikin Industries Ltd.	875,789	20,079
	Fast Retailing Co., Ltd.	158,600	20,000
	Shikoku Electric Power	605,088	19,967
	Asahi Breweries Ltd.	1,284,200	19,822
	Kubota Corp.	3,629,000	19,738
	Inpex Holdings, Inc.	2,745	19,700
	Marubeni Corp.	5,481,000	19,507
	Dai-Nippon Printing Co., Ltd.	1,976,741	19,299
^	Toray Industries, Inc.	4,417,740	19,103
	Terumo Corp.	560,059	19,017
	Ajinomoto Co., Inc.	2,207,000	19,007
	Nippon Oil Corp.	4,373,479	19,004
	Sumitomo Electric Industries Ltd.	2,489,400	18,738
	Office Building Fund of Japan Inc.	1,711	18,356
	Shiseido Co., Ltd.	1,090,124	18,327
	Nipponkoa Insurance Co., Ltd.	2,162,193	17,684
	Asahi Glass Co., Ltd.	3,350,200	17,496
	Mitsubishi Chemical Holdings Corp.	4,248,500	17,412
	Sompo Japan Insurance Inc.	2,790,000	17,397
	Nidec Corp.	361,000	17,342
	Nippon Yusen Kabushiki Kaisha Co.	3,676,000	17,224
	Electric Power Development Co., Ltd.	442,740	17,101
	Sumitomo Metal Mining Co.	1,835,000	17,081
	Aeon Co., Ltd.	2,125,300	17,067
	NEC Corp.	6,398,812	17,061
	SMC Corp.	190,877	17,019
	Yamada Denki Co., Ltd.	287,926	16,964
	Ono Pharmaceutical Co., Ltd.	319,773	16,862
	Hokuriku Electric Power Co.	585,032	16,713
	Rohm Co., Ltd.	335,400	16,658
	Odakyu Electric Railway Co.	2,080,000	16,570
	Sumitomo Chemical Co.	5,222,000	16,547
	Tokyu Corp.	3,775,000	16,382
	Asahi Kasei Corp.	3,957,000	16,187
^,*	Mitsubishi Motors Corp.	11,946,620	15,895
	Suzuki Motor Corp.	1,171,757	15,818
^	Yahoo Japan Corp.	49,197	15,609
	Hokkaido Electric Power Co., Ltd.	643,461	15,568
	TDK Corp.	408,600	15,342
	Daiwa House Industry Co., Ltd.	1,694,000	15,157
^	Tobu Railway Co., Ltd.	2,711,000	14,837
	Sumitomo Realty & Development Co.	1,264,772	14,486

	Chugai Pharmaceutical Co., Ltd.	743,100	14,334
	Chiba Bank Ltd.	2,531,000	14,199
	OJI Paper Co., Ltd.	2,829,740	13,432
	NTT Data Corp.	4,190	13,385
	Orix Corp.	306,036	13,361
^	Oriental Land Co., Ltd.	173,800	13,214
	Yamato Holdings Co., Ltd.	1,293,000	13,132
	Kobe Steel Ltd.	8,790,095	13,126
	Mitsui Trust Holding Inc.	3,267,400	12,853
^	Rakuten, Inc.	21,712	12,800
	Japan Steel Works Ltd.	1,173,832	12,655
	Joyo Bank Ltd.	2,319,000	12,577
	Japan Real Estate Investment Corp.	1,394	12,564
	Konica Minolta Holdings, Inc.	1,589,500	12,378
	Sekisui House Ltd.	1,462,858	12,287
^	Olympus Corp.	763,464	12,255
	Toyoda Automatic Loom Works Ltd.	594,800	11,885
	Nikon Corp.	1,131,718	11,780
	JS Group Corp.	883,408	11,777
	Toppan Printing Co., Ltd.	1,742,000	11,730
	Daito Trust Construction Co., Ltd.	267,584	11,517
	Lawson Inc.	231,400	11,435
^	Dentsu Inc.	646,200	11,105
	Tanabe Seiyaku Co., Ltd.	743,000	10,992
^	Keihin Electric Express Railway Co., Ltd.	1,422,000	10,891
	NGK Insulators Ltd.	843,534	10,841
^	Bank of Kyoto Ltd.	1,027,000	10,808
	Nippon Mining Holdings Inc.	2,927,500	10,647
	Benesse Corp.	246,857	10,540
	JGC Corp.	729,000	10,300
	Keio Electric Railway Co., Ltd.	1,921,000	10,210
	Nitto Denko Corp.	547,900	10,163
	Hirose Electric Co., Ltd.	106,600	10,070
	Matsushita Electric Works, Ltd.	1,249,000	9,813
	Toho Gas Co., Ltd.	1,572,297	9,596
	Ohbayashi Corp.	2,036,000	9,571
	Mitsubishi Materials Corp.	3,819,000	9,514
	Trend Micro Inc.	348,000	9,490
	Nippon Express Co., Ltd.	2,648,000	9,478
	Sony Financial Holdings, Inc.	2,875	9,476
	The Iyo Bank, Ltd.	803,331	9,458
	Nissin Food Products Co., Ltd.	275,300	9,430
	Uni-Charm Corp.	136,800	9,426
	Nitori Co., Ltd.	133,118	9,395
	Ibiden Co., Ltd.	450,739	9,119
^	Kawasaki Heavy Industries Ltd.	4,990,000	9,073
	TonenGeneral Sekiyu K.K.	934,000	9,024
	Kuraray Co., Ltd.	1,146,000	9,015
	Nippon Paper Group, Inc.	298,400	8,862

	Shimizu Corp.	1,963,000	8,856
	Taisho Pharmaceutical Co.	424,000	8,655
^,*	Sanyo Electric Co., Ltd.	5,590,000	8,604
	Fukuoka Financial Group, Inc.	2,557,600	8,579
	Aisin Seiki Co., Ltd.	635,538	8,548
	Sankyo Co., Ltd.	178,200	8,547
	Kurita Water Industries Ltd.	372,700	8,420
	Hisamitsu Pharmaceutical Co. Inc.	219,845	8,161
	Omron Corp.	673,800	8,025
^	All Nippon Airways Co., Ltd.	2,135,000	8,014
	Sekisui Chemical Co.	1,435,000	7,987
	Toyo Seikan Kaisha Ltd.	538,600	7,984
	The Hachijuni Bank Ltd.	1,423,550	7,971
	Santen Pharmaceutical Co., Ltd.	244,900	7,886
^,*	Isetan Mitsukoshi Holdings Ltd.	1,093,580	7,856
	Kyowa Hakko Kogyo Co.	864,589	7,805
	Yamaguchi Financial Group, Inc.	699,473	7,770
	Hokuhoku Financial Group, Inc.	3,920,400	7,763
	Toyo Suisan Kaisha, Ltd.	294,000	7,752
	Sega Sammy Holdings Inc.	608,832	7,703
	Nippon Electric Glass Co., Ltd.	1,157,097	7,637
^	Shimano, Inc.	222,600	7,611
	Nippon Meat Packers, Inc.	604,000	7,610
	Gunma Bank Ltd.	1,314,000	7,610
	Jupiter Telecommunications Co., Ltd.	8,047	7,607
	The Chugoku Bank, Ltd.	539,439	7,584
	Kajima Corp.	2,810,000	7,411
	Makita Corp.	405,800	7,380
	Aioi Insurance Co., Ltd.	1,505,000	7,354
	Kawasaki Kisen Kaisha Ltd.	2,013,000	7,335
	Furukawa Electric Co.	2,109,000	7,287
	Ube Industries Ltd.	3,350,000	7,220
	JSR Corp.	592,700	7,206
	FamilyMart Co., Ltd.	194,200	7,093
	Teijin Ltd.	2,940,000	7,064
	The Hiroshima Bank, Ltd.	1,660,650	7,058
	Taisei Corp.	3,178,000	7,017
	Kamigumi Co., Ltd.	865,000	6,854
	Nomura Research Institute, Ltd.	372,680	6,755
	SBI Holdings, Inc.	55,525	6,707
^	Advantest Corp.	496,036	6,697
^	Takashimaya Co.	990,972	6,668
	Konami Corp.	333,249	6,667
	Namco Bandai Holdings Inc.	661,300	6,609
	The Suruga Bank, Ltd.	748,000	6,584
	Tsumura & Co.	199,400	6,574
^	Yakult Honsha Co., Ltd.	322,200	6,563
	Toho Co., Ltd.	375,300	6,547
^	Shinsei Bank, Ltd.	5,116,046	6,535

^,*	Japan Airlines System Co.	2,987,000	6,444
	Nisshin Seifun Group Inc.	584,100	6,348
	Toyota Tsusho Corp.	702,904	6,304
	Sojitz Holdings Corp.	4,102,600	6,286
	Yamaha Motor Co., Ltd.	667,800	6,264
	Casio Computer Co.	785,600	6,170
	J. Front Retailing Co., Ltd.	1,688,400	6,074
	Sumitomo Heavy Industries Ltd.	1,906,000	6,051
	Nippon Sanso Corp.	936,000	6,040
	Mitsui Chemicals, Inc.	2,097,000	6,028
	Susuken Co., Ltd.	233,620	6,023
	Showa Shell Sekiyu K.K.	626,900	5,869
	The Nishi-Nippon City Bank, Ltd.	2,379,307	5,839
	Nomura Real Estate Office Fund, Inc.	918	5,775
	Amada Co., Ltd.	1,203,000	5,749
	77 Bank Ltd.	1,142,000	5,732
^	Square Enix Co., Ltd.	209,900	5,635
	Fuji Heavy Industries Ltd.	1,941,189	5,594
^	Acom Co., Ltd.	159,390	5,577
^	Sumco Corp.	427,816	5,535
^	Yamazaki Baking Co., Ltd.	402,000	5,422
	Mediceo Paltac Holdings Co., Ltd.	486,161	5,402
	Daihatsu Motor Co., Ltd.	637,507	5,375
	Seiko Epson Corp.	422,400	5,362
	Credit Saison Co., Ltd.	541,552	5,312
	Kaneka Corp.	983,982	5,262
	Showa Denko K.K.	3,939,000	5,234
	Mizuho Trust & Banking Co., Ltd.	4,989,950	5,169
	Mitsubishi Gas Chemical Co.	1,289,000	5,120
	IHI Corp.	4,394,000	5,103
	Shimamura Co., Ltd.	72,700	5,102
	Japan Retail Fund Investment Corp.	1,152	5,067
	THK Co., Inc.	399,000	5,065
^	Oracle Corp. Japan	127,100	5,059
	Kikkoman Corp.	527,000	5,050
	Shimadzu Corp.	833,787	5,043
	Brother Industries Ltd.	778,262	5,034
	Ushio Inc.	392,200	4,974
	Uny Co., Ltd.	596,000	4,954
	Keisei Electric Railway Co., Ltd.	914,000	4,917
	Nippon Sheet Glass Co., Ltd.	2,005,000	4,906
	Isuzu Motors Ltd.	4,206,728	4,883
	Yamaha Corp.	556,700	4,869
	Cosmo Oil Co., Ltd.	1,823,000	4,849
	Stanley Electric Co.	500,300	4,828
	Japan Prime Realty Investment Corp.	1,864	4,778
	Idemitsu Kosan Co. Ltd.	73,147	4,773
	Mazda Motor Corp.	3,048,422	4,726
	Dai Nippon Pharmaceutical Co., Ltd.	531,000	4,723

	Tokyu Land Corp.	1,508,000	4,705
	NSK Ltd.	1,459,000	4,683
^	Toto Ltd.	861,000	4,546
	Mitsubishi UFJ Lease & Finance Company Ltd.	192,120	4,532
	NGK Spark Plug Co.	569,682	4,380
	Marui Co., Ltd.	845,100	4,368
	Citizen Watch Co., Ltd.	1,071,600	4,363
	Tokuyama Corp.	732,000	4,361
	Japan Petroleum Exploration Co., Ltd.	94,285	4,348
^	Mitsubishi Rayon Co., Ltd.	1,795,000	4,302
*	Seven Bank, Ltd.	1,414	4,286
	Alfresa Holdings Corp.	97,900	4,154
	Nisshin Steel Co.	2,482,000	4,147
	Taiheiyo Cement Corp.	3,005,000	4,118
	Meiji Dairies Corp.	872,000	4,093
	Daicel Chemical Industries Ltd.	913,000	4,013
	Haseko Corp.	4,269,655	3,967
	Sapporo Holdings Ltd.	855,000	3,938
	Asics Corp.	527,139	3,924
	JTEKT Corp.	634,823	3,924
	Kinden Corp.	441,000	3,893
	Mitsubishi Logistics Corp.	381,000	3,870
	Hitachi Chemical Co., Ltd.	346,800	3,778
	Coca-Cola West Japan Co., Ltd.	183,100	3,770
	NTN Corp.	1,406,000	3,746
	Mabuchi Motor Co.	99,800	3,745
^	Promise Co., Ltd.	202,300	3,713
	Kansai Paint Co., Ltd.	722,000	3,643
	Minebea Co., Ltd.	1,195,000	3,624
	Nissan Chemical Industries, Ltd.	480,000	3,608
	Obic Co., Ltd.	23,130	3,592
	Mitsui Engineering & Shipbuilding Co., Ltd.	2,347,000	3,585
	Leopalace21 Corp.	423,700	3,575
	Mitsumi Electric Co., Ltd.	274,500	3,566
	Tosoh Corp.	1,692,000	3,547
	Sumitomo Rubber Industries Ltd.	563,400	3,539
	Sapporo Hokuyo Holdings, Inc.	993,600	3,538
	Tokyo Steel Manufacturing Co.	360,400	3,533
^	Hitachi Construction Machinery Co.	355,278	3,482
	Shinko Securities Co., Ltd.	1,746,000	3,482
	USS Co., Ltd.	81,190	3,472
	Hakuhodo DY Holdings Inc.	77,540	3,466
	Yokogawa Electric Corp.	756,097	3,438
	Mitsui Mining & Smelting Co., Ltd.	1,899,000	3,413
	Hitachi High-Technologies Corp.	226,675	3,390
	Canon Sales Co. Inc.	225,500	3,318
	Denki Kagaku Kogyo K.K.	1,590,000	3,315
	NTT Urban Development Corp.	3,801	3,266
	Nisshinbo Industries, Inc.	443,000	3,235

	Dai-Nippon Ink & Chemicals, Inc.	1,980,000	3,202
	Yamato Kogyo Co., Ltd.	130,400	3,154
	Dowa Fire & Marine Insurance Co.	580,000	3,077
^	Nomura Real Estate Holdings Inc.	173,000	3,065
^	Matsui Securities Co., Ltd.	399,300	2,986
^	Tokyo Tatemono Co., Ltd.	893,000	2,981
^	Ito En, Ltd.	212,400	2,955
^	Maruichi Steel Tube Ltd.	125,200	2,945
	Onward Kashiyama Co., Ltd.	426,000	2,890
	Yaskawa Electric Corp.	791,380	2,884
	Dowa Mining Co., Ltd.	909,000	2,882
	AEON Mall Co., Ltd.	209,000	2,868
^,*	DeNA Co., Ltd.	968	2,856
	Hitachi Metals Ltd.	542,320	2,794
	Daido Steel Co., Ltd.	1,005,000	2,745
	ABC-Mart Inc.	82,300	2,701
	NOK Corp.	371,200	2,608
^,*	Elpida Memory Inc.	365,900	2,578
^	Takefuji Corp.	356,440	2,517
	Toyoda Gosei Co., Ltd.	213,600	2,419
	Aozora Bank, Ltd.	2,162,000	2,414
	Alps Electric Co., Ltd.	565,200	2,373
	Aeon Credit Service Co. Ltd.	260,090	2,348
	Otsuka Corp.	52,564	2,336
	Fuji Electric Holdings Co., Ltd.	1,855,000	2,211
^	JAFCO Co., Ltd.	111,600	2,205
^	Itochu Techno-Science Corp.	97,600	2,173
	Fuji Television Network, Inc.	1,547	1,969
	NHK Spring Co.	527,000	1,903
^	Shinko Electric Industries Co., Ltd.	224,753	1,897
	Toyota Boshoku Corp.	218,200	1,753
	Tokyo Broadcasting System Holdings, Inc.	124,700	1,697
	Hino Motors, Ltd.	861,000	1,515
	Hikari Tsushin, Inc.	85,100	1,510
^	Osaka Titanium Technologies Co.	59,826	1,298
*	NEC Electronics Corp.	123,200	853
*	Dowa Mining Co., Ltd. Rights Exp. 1/29/10	425,000	69
			5,965,761
New Zealand (0.3%)
	Telecom Corp. of New Zealand Ltd.	6,112,851	8,209
	Fletcher Building Ltd.	1,669,483	4,728
	Contact Energy Ltd.	963,853	3,336
	Auckland International Airport Ltd.	3,222,696	2,959
	Sky City Entertainment Group Ltd.	1,638,940	2,555
			21,787
Singapore (3.2%)
	Singapore Telecommunications Ltd.	26,414,872	45,850
	DBS Group Holdings Ltd.	5,678,741	32,694
	United Overseas Bank Ltd.	4,046,567	31,402

	Oversea-Chinese Banking Corp., Ltd.	8,300,068	27,861
	Singapore Airlines Ltd.	1,773,010	12,958
	Keppel Corp., Ltd.	4,227,500	11,131
	Singapore Exchange Ltd.	2,835,846	9,504
	Singapore Press Holdings Ltd.	5,052,833	9,328
	Capitaland Ltd.	5,622,895	8,707
	Singapore Technologies Engineering Ltd.	4,498,407	6,703
	City Developments Ltd.	1,669,412	6,146
	Fraser & Neave Ltd.	3,240,500	6,077
	ComfortDelGro Corp. Ltd.	6,297,586	6,003
	Wilmar International Ltd.	2,779,000	5,226
	Sembcorp Industries Ltd.	3,259,393	4,845
	CapitaMall Trust	3,867,148	4,010
	Ascendas REIT	4,228,000	3,995
	Noble Group Ltd.	5,473,600	3,687
	Jardine Cycle N Carriage Ltd.	485,128	3,416
	Golden Agri-Resources Ltd.	16,534,000	3,305
	Olam International Ltd.	3,949,100	3,167
	SembCorp Marine Ltd.	2,762,800	2,832
	Parkway Holdings Ltd.	3,034,705	2,289
	United Overseas Land Ltd.	1,729,916	2,206
	Cosco Corp. Singapore Ltd.	2,982,000	1,520
	Neptune Orient Lines Ltd.	1,712,000	1,248
*	Ascendas REIT Rights Exp. 2/5/09	220,600	44
			256,154
Total Common Stocks (Cost $12,033,378)			8,074,721

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (6.4%)
Money Market Fund (6.2%)
[1,2]	Vanguard Market Liquidity Fund	0.780%	508,069,927		508,070

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.2%)
[3,4]	Federal Home Loan Bank	2.674%	2/27/09	2,000	2,000
[3,4]	Federal Home Loan Mortgage Corp.	1.912%	2/27/09	2,500	2,500
[3,4]	Federal Home Loan Mortgage Corp.	1.256%	3/23/09	2,000	1,999
[3,4]	Federal Home Loan Mortgage Corp.	1.307%	4/14/09	10,000	9,992
					16,491
Total Temporary Cash Investments (Cost $524,533)					524,561
Total Investments (105.7%) (Cost $12,557,911)					8,599,282
Other Assets and Liabilities-Net (-5.7%)[2]					(463,760)
Net Assets (100%)					8,135,522

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $424,611,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $454,266,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $16,491,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At January 31, 2009, the cost of investment securities for tax purposes was $12,567,421,000. Net unrealized depreciation of investment securities for tax purposes was $3,968,139,000, consisting of unrealized gains of $199,146,000 on securities that had risen in value since their purchase and $4,167,285,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 5.7%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
S&P ASX 200 Index	269	14,938	132
Topix Index	536	47,148	(695)

Pacific Stock Index Fund

Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

3/25/09	AUD	23,255	USD	14,735	(283)
3/18/09	JPY	4,237,080	USD	47,217	(247)

AUD-Australian dollar.
JPY-Japanese yen.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

Pacific Stock Index Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts ($000)
Level 1- Quoted prices	510,583	(563)	(530)
Level 2- Other significant observable inputs	8,088,699	-	-
Level 3- Significant unobservable inputs	-	-	-
Total	8,599,282	(563)	(530)

Vanguard European Stock Index Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.4%)
Austria (0.5%)
	Telekom Austria AG	1,138,472	15,978
	OMV AG	544,150	15,507
	Oesterreichische Elektrizitaetswirtschafts AG Class A	252,931	9,671
	Erste Bank der Oesterreichischen Sparkassen AG	624,998	9,387
	Voestalpine AG	373,489	7,219
	Vienna Insurance Group	128,055	3,997
	Raiffeisen International Bank-Holding AG	178,563	3,623
	Wienerberger AG	274,984	3,523
	Strabag SE	165,303	3,037
			71,942
Belgium (1.3%)
	Anheuser-Busch InBev NV	1,576,425	40,010
	Delhaize Group	329,318	21,162
	Groupe Bruxelles Lambert SA	265,158	19,463
	Belgacom SA	555,315	19,374
	Fortis	7,340,726	14,569
	Solvay SA	194,831	13,762
	Colruyt NV	54,583	12,076
^	UCB SA	334,065	10,378
	KBC Bank & Verzekerings Holding	527,236	9,553
	Umicore	411,380	7,647
	Mobistar SA	101,989	7,485
	Compagnie Nationale a Portefeuille	127,442	6,008
^	Dexia	1,731,671	5,393
^	KBC Ancora	105,038	849
			187,729
Denmark (1.4%)
	Novo Nordisk A/S B Shares	1,471,671	78,401
*	Vestas Wind Systems A/S	609,468	29,352
	AP Moller-Maersk A/S B Shares	3,621	17,307
	Danske Bank A/S	1,493,621	14,999
	Novozymes A/S	151,258	12,023
	AP Moller-Maersk A/S A Shares	1,811	8,771
	Carlsberg A/S B Shares	235,649	7,787
*	Topdanmark A/S	51,756	6,153
^	DSV A/S	617,354	6,063
	Danisco A/S	159,759	5,864

^	Trygvesta A/S	89,595	5,308
^	Coloplast A/S B Shares	80,497	4,920
^	FLS Industries A/S B Shares	175,827	4,807
*	Jyske Bank A/S	166,007	3,762
^,*	William Demant A/S	74,895	2,477
			207,994
Finland (2.0%)
	Nokia Oyj	12,497,844	153,179
	Fortum Oyj	1,456,350	28,412
	Sampo Oyj A Shares	1,403,477	22,529
	UPM-Kymmene Oyj	1,711,970	16,176
	Stora Enso Oyj R Shares	1,908,431	11,629
	Kone Oyj	503,129	10,520
	Wartsila Oyj B Shares	274,205	7,338
	Elisa Oyj Class A	459,734	7,272
^	Neste Oil Oyj	418,163	6,054
^	Kesko Oyj	217,588	5,349
	Orion Oyj	297,416	5,125
	Rautaruuki Oyj	281,523	4,470
	Outokumpu Oyj A Shares	390,572	4,449
	Pohjola Bank PLC	369,775	4,330
	Metso Oyj	411,665	3,997
^	Nokian Renkaat Oyj	349,545	3,415
^	Sanoma Oyj	268,468	3,145
			297,389
France (15.3%)
	Total SA	7,015,381	349,606
	Sanofi-Aventis	3,458,809	194,534
	Gaz de France	3,603,335	137,860
	France Telecom SA	6,017,946	134,856
	BNP Paribas SA	2,698,452	103,016
	Vivendi SA	3,846,714	99,093
	Axa	5,090,623	80,171
	Groupe Danone	1,436,156	73,713
	Carrefour SA	2,086,212	71,139
	Societe Generale Class A	1,555,871	65,055
	Air Liquide SA	815,007	59,266
	L'Oreal SA	804,537	53,358
	Vinci SA	1,378,574	47,023
	Schneider Electric SA	732,553	46,358
	LVMH Louis Vuitton Moet Hennessy	806,281	43,915
	Unibail Co.	269,245	36,096
	Credit Agricole SA	2,923,623	35,391
	Pernod Ricard SA	540,923	33,923
	Alstom	697,991	33,534
	Electricite de France	659,385	32,136

	Cie. de St. Gobain SA	945,585	31,943
	Veolia Environnement	1,244,664	28,008
	Bouygues SA	787,680	26,823
	Essilor International SA	662,132	25,199
^	Accor SA	627,717	24,778
^	Hermes International	226,956	22,833
^	Lafarge SA	415,318	19,076
	Compagnie Generale des Etablissements Michelin SA	475,711	18,597
	Vallourec SA	174,548	17,053
^	Sodexho Alliance SA	311,054	15,727
	Cap Gemini SA	456,030	15,671
*	Alcatel-Lucent	7,644,447	15,007
	Lagardere S.C.A.	389,508	14,817
*	Suez Environnement SA	890,138	14,184
	Thales SA	292,344	12,935
	Pinault-Printemps-Redoute SA	248,546	12,529
	SCOR SA	576,711	11,696
	Renault SA	605,288	11,662
	STMicroelectronics NV	2,236,350	11,551
	Technip SA	333,818	10,321
^	Publicis Groupe SA	415,754	9,736
	Casino Guichard-Perrachon SA	143,559	9,407
	Christian Dior SA	179,117	8,914
	PSA Peugeot Citroen	497,154	8,410
	Neopost SA	101,479	8,159
	CNP Assurances	121,307	8,074
^	Dassault Systemes SA	212,295	8,012
	Safran SA	616,543	7,688
^	Klepierre	275,271	6,549
	Eutelsat Communications	291,018	6,210
^	Eiffage SA	123,701	6,091
*	Compagnie Generale de Geophysique SA	483,382	5,839
^	Atos Origin SA	226,074	5,357
	Natixis	3,317,859	5,155
	Aeroports de Paris (ADP)	96,292	5,154
	ICADE	63,796	5,129
	Legrand SA	305,018	5,122
	Zodiac SA	137,740	4,966
	Societe BIC SA	87,768	4,700
	Bureau Veritas SA	122,661	4,617
*	Iliad SA	54,395	4,516
^	Air France	437,439	4,184
	Societe des Autoroutes Paris-Rhin-Rhone	73,261	4,164
	Societe Television Francaise 1	381,524	4,100
	Imerys SA	93,937	3,730
^	PagesJaunes SA	423,540	3,727

^	Gecina SA	52,294	3,615
^	Wendel Investissement	92,334	3,583
	MMetropole Television	207,693	3,363
^	JCDecaux SA	220,670	3,028
	Eurazeo	81,625	2,758
	Valeo SA	245,111	2,727
^	Eramet SLN	17,073	2,695
			2,269,932
Germany (12.3%)
	E.On AG	6,251,113	201,354
^	Siemens AG	2,855,967	160,824
	Bayer AG	2,513,474	133,424
	Allianz AG6	1,487,515	124,719
	Volkswagen AG	383,215	122,439
	RWE AG	1,462,997	113,671
	Deutsche Telekom AG	9,322,191	112,495
	SAP AG	2,869,536	100,820
	BASF AG	3,110,940	90,121
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	678,741	89,638
	Daimler AG (Registered)	2,527,401	70,812
^	Deutsche Bank AG	1,784,823	46,505
	Deutsche Post AG	2,778,427	34,669
	Deutsche Boerse AG	639,717	32,140
	Linde AG	441,411	29,431
	Fresenius Medical Care AG	627,317	28,069
	Bayerische Motoren Werke AG	1,087,574	25,792
^	ThyssenKrupp AG	1,183,873	24,025
	K&S AG	486,543	22,990
	Adidas AG	650,371	22,503
	Merck KGaA	212,069	17,954
	Volkswagen AG Pfd.	346,684	17,124
^,*	Porsche AG	288,420	16,904
	Man AG	349,243	15,178
	Henkel AG & Co. KGaA	584,876	15,103
	Fresenius AG Pfd.	265,900	14,703
	Beiersdorf AG	291,270	14,257
	Metro AG	371,365	13,463
^	Commerzbank AG	2,256,993	10,203
	Henkel KGaA	428,278	9,976
	Salzgitter AG	127,934	9,276
	DaimlerChrysler AG	327,337	9,162
	Deutsche Lufthansa AG	752,051	9,115
	RWE AG Pfd.	128,923	8,492
	Hannover Rueckversicherung AG	195,697	5,982
	Celesio AG	277,874	5,947
^	Solarworld AG	278,231	5,862

^	TUI AG	698,434	5,859
^,*	Q-Cells AG	204,904	5,001
	Hochtief AG	136,769	4,676
	Fresenius AS	93,102	4,572
^	Fraport AG	118,462	4,432
	Puma AG	21,343	3,839
	Wacker Chemie AG	52,180	3,719
^	Deutsche Postbank AG	282,774	3,395
^	HeidelbergCement AG	82,303	3,189
^,*	United Internet AG	418,768	3,034
	Bayerische Motoren Werke (BMW)	175,020	2,890
^,*	Infineon Technologies AG	2,463,984	2,187
^	Hamburger Hafen und Logistik AG	81,289	2,071
^	Hypo Real Estate Holding AG	562,476	908
			1,834,914
Greece (0.8%)
	National Bank of Greece SA	1,355,656	22,587
	Greek Organization of Football Prognostics	733,210	21,331
	Alpha Credit Bank SA	1,249,789	10,445
	Hellenic Telecommunications Organization SA	630,167	9,533
	Coca-Cola Hellenic Bottling Co. SA	541,795	7,405
	Marfin Financial Group SA	1,977,394	7,292
	Bank of Piraeus	1,021,858	6,753
	EFG Eurobank Ergasias	1,032,216	6,455
	Public Power Corp.	339,494	5,683
	GEA Group AG	480,918	5,538
	National Bank of Greece SA ADR	1,387,110	4,494
	Hellenic Telecommunications Organization SA ADR	520,468	3,945
	Titan Cement Co. SA	192,640	3,511
	Hellenic Petroleum SA	399,935	2,876
			117,848
Ireland (0.5%)
	CRH PLC	1,752,406	41,161
*	Elan Corp. PLC	1,554,126	11,191
	Kerry Group PLC A Shares	463,530	8,680
	Allied Irish Banks PLC	2,898,377	4,155
*	Ryanair Holdings PLC ADR	168,590	4,050
	Bank of Ireland	3,210,936	2,462
*	Ryanair Holdings PLC	357,520	1,298
^	Anglo Irish Bank Corp. PLC	2,503,596	696
			73,693
Italy (5.3%)
	Eni SpA	8,561,334	181,082
	Enel SpA	14,238,870	79,868
	Intesa Sanpaolo SpA	25,327,593	79,821
	Assicurazioni Generali SpA	3,477,777	72,354

	UniCredit SpA	37,388,829	65,787
	Telecom Italia SpA	33,001,208	40,550
	Unione Di Banche Italiane ScpA	1,996,760	24,849
	Finmeccanica SpA	1,329,537	20,797
	Telecom Italia SpA RNC	19,779,510	19,072
	Mediobanca Banca di Credito Finanziaria SpA	1,622,793	14,722
	Snam Rete Gas SpA	2,582,949	13,456
	Saipem SpA	865,571	13,188
	Mediaset SpA	2,529,970	12,317
	Atlantia SpA	842,786	12,314
	Terna SpA	3,957,424	12,023
	Banco Popolare SpA	2,099,966	11,977
	Banca Monte dei Paschi di Siena SpA	8,090,959	11,603
	Fiat SpA	2,323,610	11,313
	Alleanza Assicurazioni SpA	1,395,085	9,463
	Parmalat SpA	5,469,120	8,811
	A2A SpA	4,161,109	7,225
	Intesa Sanpaolo SpA Non Convertible Risp.	2,948,942	6,613
	Banca Popolare di Milano SpA	1,281,252	6,538
	Luxottica Group SpA	453,103	6,403
	Banca Carige SpA	2,419,476	5,592
	Prysmian SpA	361,001	4,558
	Lottomatica SpA	203,249	3,750
	Saras SpA Raffinerie Sarde	1,070,856	3,522
	Fondiari-Sai SpA	224,003	3,494
	Unipol Gruppo Finanziario SpA	2,197,691	3,279
	Unipol Gruppo Finanziario SpA Pfd.	3,046,409	3,184
	Mediolanum SpA	701,560	2,714
	IFIL Investments SpA	1,032,542	2,555
	Pirelli & C. Accomandita per Azioni SpA	8,380,052	2,398
	Italcementi SpA	227,872	2,129
	Bulgari SpA	502,721	2,077
	Autogrill SpA	340,332	1,995
	Italcementi SpA Risp.	338,104	1,979
			785,372
Luxembourg (0.7%)
	ArcelorMittal (Amsterdam Shares)	2,860,336	64,008
	SES Global Fiduciary Depositary Receipts	932,135	17,074
*	Tenaris S.A.	1,557,191	15,361
	Millicom International Cellular SA	232,175	8,940
			105,383
Netherlands (3.9%)
	Unilever NV	5,356,800	118,081
	Koninklijke KPN NV	5,928,692	78,914
	Koninklijke (Royal) Philips Electronics NV	3,328,555	60,500
	ING Groep NV	6,494,322	53,598

	Koninklijke Ahold NV	3,921,100	47,016
	Akzo Nobel NV	778,218	27,783
	Aegon NV	4,602,615	24,071
	Heineken NV	807,251	23,730
	ASML Holding NV	1,388,848	22,969
	Reed Elsevier NV	2,069,010	22,898
	TNT NV	1,243,000	21,544
^	European Aeronautic Defence and Space Co.	1,071,773	18,654
	Wolters Kluwer NV	897,479	16,133
	Koninklijke DSM NV	446,486	10,699
	Heineken Holding NV	361,451	9,659
	Randstad Holding NV	331,117	6,562
	Corio NV	145,469	6,223
	SBM Offshore NV	473,690	5,712
	Fugro NV	194,401	5,253
	Koninklijke Boskalis Westminster NV	183,939	3,710
	SNS REAAL	411,857	1,797
	ASML Holding NV (New York Shares)	34,293	567
	Aegon NV (New York) ARS	3,320	17
			586,090
Norway (1.1%)
	StatoilHydro ASA	4,220,777	72,722
	Orkla ASA	2,712,964	18,034
	Telenor ASA	2,757,239	17,992
	Yara International ASA	625,743	14,070
	DnB NOR ASA	2,418,056	8,200
	Norsk Hydro ASA	2,260,594	8,057
	Seadrill Ltd.	927,593	7,687
^	Frontline Ltd.	171,500	4,929
^,*	Renewable Energy Corp. AS	486,400	4,877
	Aker Solutions ASA	528,256	2,480
			159,048
Portugal (0.5%)
	Electricidade de Portugal SA	5,999,684	21,229
	Portugal Telecom SGPS SA	2,019,065	16,303
^,*	Banco Comercial Portugues SA	7,787,679	7,933
^	Galp Energia, SGPS, SA B shares	628,578	6,663
^	Brisa-Auto Estradas de Portugal SA	975,801	6,431
	Banco Espirito Santo SA	731,815	4,844
^	Cimpor-Cimento de Portugal SA	892,944	4,139
	Jeronimo Martins, SGPS, SA	739,132	3,753
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	578,943	3,111
			74,406
Spain (6.6%)
	Telefonica SA	13,662,861	242,225

	Banco Santander SA	25,899,799	209,583
	Banco Bilbao Vizcaya Argentaria SA	11,708,635	109,181
	Iberdrola SA	11,495,049	89,007
	Repsol YPF SA	2,410,213	43,046
^	Industria de Diseno Textil SA	716,891	27,284
	Union Fenosa, SA	1,201,856	27,047
^	ACS, Actividades de Contruccion y Servisios, SA	606,845	24,349
^	Banco Popular Espanol SA	2,600,234	17,818
^	Banco de Sabadell SA	3,025,211	15,149
	Red Electrica de Espana SA	355,814	14,615
	Abertis Infraestructuras SA	886,493	14,334
*	Iberdrola Renovables	2,770,922	11,197
	Acciona SA	93,478	10,529
	Enagas SA	587,495	10,185
	Gamesa Corporacion Tecnologica SA	601,339	10,071
	Criteria Caixacorp SA	2,763,319	9,584
	Gas Natural SDG SA	369,827	8,881
^	Bankinter SA	877,437	7,578
^	Zardoya Otis SA	413,253	7,380
	Grifols SA	420,636	7,371
^	Banco de Valencia SA	682,038	6,782
^	Indra Sistemas, SA	323,283	6,496
	Mapfre SA	2,238,060	6,307
^	Acerinox SA	463,446	6,038
	Grupo Ferrovial SA	208,849	5,539
^,*	EDP Renovaveis SA	707,903	5,238
	Telefonica SA ADR	87,308	4,681
	Banco Santander SA (UK Shares)	504,065	4,009
^	Fomento de Construc y Contra SA	147,851	3,854
^	Cintra Concesiones de Infraestructuras de Transport SA	746,866	3,697
	Banco Santander SA ADR	455,472	3,572
	Iberia (Linea Aerea Espana)	1,544,610	3,559
^	Gestevision Telecinco SA	358,150	3,072
^	Sacyr Vallehermoso SA	242,770	2,070
			981,328
Sweden (2.9%)
	Telefonaktiebolaget LM Ericsson AB Class B	9,748,978	76,712
	Hennes & Mauritz AB B Shares	1,681,975	64,903
	Nordea Bank AB	6,826,045	36,092
	TeliaSonera AB	7,378,460	32,356
	Investor AB B Shares	1,497,850	17,357
	Sandvik AB	3,315,429	16,917
	Svenska Handelsbanken AB A Shares	1,508,920	16,450
	Atlas Copco AB A Shares	2,212,231	14,832
	Svenska Cellulosa AB B Shares	1,853,235	14,459
^	Volvo AB B Shares	3,589,780	14,311

	Swedish Match AB	833,325	11,242
	SKF AB B Shares	1,279,352	10,688
	Skanska AB B Shares	1,227,255	10,451
	Assa Abloy AB	1,032,310	10,324
	Scania AB B Shares	1,189,206	9,549
^	Getinge AB B Shares	655,999	8,716
	Alfa Laval AB	1,188,199	8,283
	Securitas AB B Shares	1,028,220	8,242
	Tele2 AB B Shares	1,009,362	8,135
	Atlas Copco AB B Shares	1,273,356	7,558
^	Skandinaviska Enskilda Banken AB A Shares	1,534,242	6,527
^	Electrolux AB Series B	840,965	6,055
	Volvo AB A Shares	1,441,100	5,868
	SSAB Svenskt Stal AB Series A	600,892	4,219
^	Swedbank AB A Shares	1,175,939	4,122
^	Husqvarna AB B Shares	907,489	3,781
	Holmen AB	173,738	3,552
^,*	Lundin Petroleum AB	708,154	3,485
	Modern Times Group AB B Shares	163,953	2,791
	SSAB Svenskt Stal AB Series B	277,137	1,821
			439,798
Switzerland (12.6%)
	Nestle SA (Registered)	12,594,631	435,262
	Roche Holdings AG	2,310,318	324,333
	Novartis AG (Registered)	7,823,998	321,492
*	UBS AG	9,543,233	119,675
	ABB Ltd.	7,235,219	93,954
	Credit Suisse Group (Registered)	3,513,043	89,658
	Zurich Financial Services AG	467,331	84,265
	Syngenta AG	318,916	61,675
	Swiss Re (Registered)	1,102,095	29,240
	Holcim Ltd. (Registered)	651,716	26,276
*	Compagnie Financiere Richemont SA	1,714,975	25,136
	Swisscom AG	79,274	24,916
	Synthes, Inc.	194,591	23,438
	Julius Baer Holding, Ltd.	691,513	20,507
*	Actelion Ltd.	324,907	17,632
	SGS Societe Generale de Surveillance Holding SA (Registered)	15,489	16,384
	Givaudan SA	21,559	14,603
	Lonza AG (Registered)	156,819	14,310
	Adecco SA (Registered)	404,828	13,591
	Geberit AG	130,538	12,634
	Swatch Group AG (Bearer)	101,700	11,326
	Baloise Holdings AG	163,467	10,141
	Kuehne & Nagel International AG	178,051	9,793
	Schindler Holding AG (Bearer Participation Certificates)	168,086	7,563

	Sonova Holding AG	153,692	7,405
^	Lindt & Spruengli AG Regular	364	7,004
	Swiss Life Holding	113,897	6,178
	Nobel Biocare Holding AG	391,796	6,008
	Pargesa Holding SA	88,687	5,697
*	Logitech International SA	571,324	5,537
	Sulzer AG (Registered)	90,761	4,512
	Lindt & Spruengli AG	2,704	4,408
	BKW FMB Energie AG	51,108	4,383
^	Straumann Holding AG	25,939	3,971
	Swatch Group AG (Registered)	160,010	3,551
*	Aryzta AG (Switzerland Shares)	130,494	3,257
*	Aryzta AG (Ireland Shares)	130,683	3,247
	EFG International	170,437	2,067
*	UBS AG (New York Shares)	100,268	1,248
^,*	OC Oerlikon Corp AG	23,966	820
			1,877,097
United Kingdom (31.7%)
	BP PLC	58,221,012	412,324
	HSBC Holdings PLC	39,631,907	307,494
	GlaxoSmithKline PLC	17,204,438	303,433
	Vodafone Group PLC	163,235,382	303,180
	Royal Dutch Shell PLC Class B	8,931,630	212,032
	Royal Dutch Shell PLC Class A (Amsterdam Shares)	8,492,604	209,264
	AstraZeneca Group PLC	4,773,738	183,952
	British American Tobacco PLC	6,239,821	171,094
	BG Group PLC	11,005,304	150,889
	Tesco PLC	25,840,189	133,543
	BHP Billiton PLC	7,257,558	121,312
	Diageo PLC	8,277,956	111,069
	Unilever PLC	4,220,548	92,584
	Imperial Tobacco Group PLC	3,341,773	91,379
	Royal Dutch Shell PLC Class A	3,171,524	79,048
	Standard Chartered PLC	6,221,063	78,607
	Anglo American PLC	4,340,230	78,074
	Reckitt Benckiser Group PLC	1,983,767	76,400
	National Grid Transco PLC	8,052,117	75,147
	Rio Tinto PLC	3,282,443	70,539
	BAE Systems PLC	11,598,202	67,317
	Centrica PLC	16,788,131	62,462
	Scottish & Southern Energy PLC	2,875,140	49,437
	SABMiller PLC	2,973,335	48,569
	Lloyds Banking Group PLC	32,233,744	41,991
	Barclays PLC	26,887,295	39,556
	Aviva PLC	8,729,974	39,439
	Prudential PLC	8,195,259	39,393

	BT Group PLC	25,476,921	38,586
	Cadbury PLC	4,457,215	35,778
	Morrison Supermarkets PLC	7,884,670	30,798
	Compass Group PLC	6,058,792	29,983
	Rolls-Royce Group PLC	6,017,834	28,727
	Reed Elsevier PLC	3,622,921	27,206
	Shire Ltd.	1,842,925	26,883
	British Sky Broadcasting Group PLC	3,736,277	26,722
	Tullow Oil PLC	2,602,876	25,960
	Pearson PLC	2,666,483	25,458
	BP PLC ADR	575,360	24,436
	Standard Life PLC	7,152,556	22,761
	Smith & Nephew PLC	2,916,036	21,138
	Experian Group Ltd.	3,357,309	20,895
	Royal & Sun Alliance Insurance Group PLC	10,874,278	20,635
	Capita Group PLC	2,023,226	20,343
	International Power PLC	4,967,257	19,482
	Vodafone Group PLC ADR	1,030,225	19,152
	Cable and Wireless PLC	8,238,553	18,661
	Royal Bank of Scotland Group PLC	58,552,001	18,434
*	WPP PLC	3,263,612	18,359
	United Utilities Group PLC	2,239,040	17,486
	Legal & General Group PLC	19,514,646	17,362
	Marks & Spencer Group PLC	5,175,161	17,210
	Xstrata PLC	2,097,418	17,136
	Man Group PLC	5,610,787	16,658
	J. Sainsbury PLC	3,442,569	16,523
	Smiths Group PLC	1,272,788	15,725
	Kingfisher PLC	7,788,551	15,588
	Land Securities Group PLC	1,536,968	15,315
	Old Mutual PLC	16,385,388	12,344
	Severn Trent PLC	776,864	12,248
^	Thomson Reuters PLC	591,196	11,886
	Cobham PLC	3,748,665	11,564
	Group 4 Securicor PLC	4,175,908	11,530
*	Cairn Energy PLC	432,940	11,348
	Associated British Foods PLC	1,168,385	11,181
	The Sage Group PLC	4,284,311	11,175
	Next PLC	650,199	11,041
^	British Land Co., PLC	1,672,127	10,913
	Serco Group PLC	1,604,070	10,158
	Johnson Matthey PLC	723,420	10,147
	Carnival PLC	532,677	9,704
	Rexam PLC	2,110,427	9,477
	Friends Provident PLC	7,647,660	9,124
	Drax Group PLC	1,107,756	8,903

	Amec PLC	1,094,687	8,901
	Bunzl PLC	1,066,904	8,726
	Home Retail Group	2,886,339	8,559
	Balfour Beatty PLC	1,582,462	8,447
	Admiral Group PLC	607,805	7,881
	Antofagasta PLC	1,309,543	7,874
	Tate & Lyle PLC	1,505,188	7,219
	Whitbread PLC	579,022	6,839
	InterContinental Hotels Group PLC	855,272	6,434
	FirstGroup PLC	1,602,126	6,296
	TUI Travel PLC	1,834,167	5,932
	ICAP PLC	1,730,446	5,877
*	Invensys PLC	2,598,821	5,791
^	Hammerson PLC	961,442	5,630
	Wolseley PLC	2,175,661	5,393
	United Business Media Ltd.	757,914	5,283
	Burberry Group PLC	1,438,066	5,242
	Ladbrokes PLC	1,943,609	5,072
	Hays PLC	4,589,545	4,987
	Eurasian Natural Resources Corp.	1,072,253	4,903
	Tomkins PLC	2,867,527	4,885
	Lonmin PLC	388,739	4,827
	Investec PLC	1,322,264	4,764
^	Liberty International PLC	842,949	4,529
	Schroders PLC	410,830	4,520
	LogicaCMG PLC	4,760,838	4,508
	Meggitt PLC	2,150,916	4,290
	ITV PLC	10,795,569	4,278
	Thomas Cook Group PLC	1,508,772	4,158
	3i Group PLC	1,242,619	4,070
	IMI PLC	1,043,783	4,037
^	Vedanta Resources PLC	471,857	3,729
	Daily Mail and General Trust PLC	949,934	3,606
^	London Stock Exchange PLC	486,520	3,361
^	Segro PLC	1,404,688	3,243
	British Airways PLC	1,863,469	3,215
	Stagecoach Group PLC	1,820,923	3,188
*	The Berkeley Group Holdings PLC	271,868	3,101
	GKN PLC	2,303,567	2,809
	Kazakhmys PLC	705,549	2,250
*	WPP PLC ADR	78,406	2,193
	National Express Group PLC	424,722	1,998
^	Carphone Warehouse PLC	1,358,654	1,981
			4,706,497
Total Common Stocks (Cost $24,222,884)			14,776,460

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (4.9%)
Money Market Fund (4.7%)
[1,2]	Vanguard Market Liquidity Fund	0.780%		692,405,429	692,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Agency Obligations (0.2%)
[3,4]	Federal Home Loan Bank	2.674%	2/27/09	9,000	8,999
[3]	Federal Home Loan Mortgage Corp.	2.383%	2/9/09	10,000	9,999
[3,4]	Federal National Mortgage Assn.	1.357%	3/31/09	10,000	9,994
					28,992
Total Temporary Cash Investments (Cost $721,361)					721,397
Total Investments (104.3%) (Cost $24,944,245)					15,497,857
Other Assets and Liabilities-Net (-4.3%)[2]					(633,845)
Net Assets (100%)					14,864,012

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $575,701,000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2	Includes $620,686,000 of collateral received for securities on loan.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
4	Securities with a value of $12,993,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
ARS—Auction Rate Security.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At January 31, 2009, the cost of investment securities for tax purposes was $24,948,741,000. Net unrealized depreciation of investment securities for tax purposes was $9,450,884,000, consisting of unrealized gains of $281,440,000 on securities that had risen in value since their purchase and $9,732,324,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 4.4%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
MSCI Pan-Euro Index	4,433	73,056	(3,836)

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in March 2009 and the related unrealized appreciation (depreciation) were:

European Stock Index Fund

Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts.

					Unrealized
	Contract Amount (000)				Appreciation
					(Depreciation)
Contract Settlement Date	Receive		Deliver		($000)

3/25/09	EUR	60,002	USD	76,840	(8,453)

EUR-Euro.
USD-U.S. dollars.

Unrealized appreciation (depreciation) on open forward currency contracts is required to be treated as realized gain (loss) for tax purposes.

Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Forward Currency Contracts ($000)
Level 1- Quoted prices	769,922	(3,836)	(8,453)
Level 2- Other significant observable inputs	14,727,935	-	-
Level 3- Significant unobservable inputs	-	-	-
Total	15,497,857	(3,836)	(8,453)

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Vanguard Emerging Markets Stock Index Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (99.5%)
Argentina (0.2%)
	Petrobras Energia Participaciones SA ADR	756,530	5,144
*	Telecom Argentina SA ADR	430,031	3,569
^	Banco Macro Bansud SA ADR	298,778	3,128
	Siderar SA Class A	780,264	2,686
*	Telecom Argentina SA	1,330,950	2,238
	Petrobras Energia Participaciones SA	2,793,723	1,900
			18,665
Brazil (14.8%)
	Petroleo Brasileiro SA Pfd.	17,733,512	191,323
	Petroleo Brasileiro SA	12,797,296	167,523
	Companhia Vale do Rio Doce Pfd. Class A	10,300,677	124,363
	Companhia Vale do Rio Doce	7,082,038	99,210
	Banco Bradesco SA	8,050,600	72,178
	Companhia Vale do Rio Doce Sponsored ADR	5,090,943	61,804
	Petroleo Brasileiro SA Series A ADR	2,779,821	60,211
	Banco Itau Holding Financeira SA	5,723,400	57,974
	Petroleo Brasileiro SA ADR	2,053,600	53,804
	Companhia Vale do Rio Doce ADR	3,589,388	50,646
	Itausa-Investimentos Itau SA	14,745,785	46,526
	Companhia de Bebidas das Americas Pfd.	967,909	39,634
	Banco Itau Holding Financeira SA ADR	3,166,837	31,795
	Unibanco-Uniao de Bancos Brasileiros SA	5,026,883	28,406
	BM&F BOVESPA SA	9,146,638	26,375
	Banco Bradesco SA ADR	2,727,742	24,413
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	1,885,855	23,459
	Companhia Siderurgica Nacional SA	1,526,860	23,153
	Gerdau SA Pfd.	3,504,900	22,706
*	OGX Petroleo e Gas Participacoes SA	94,148	22,320
	Redecard SA	1,922,151	21,748
	Companhia Energetica de Minas Gerais Pfd.	1,587,006	21,514
	Tele Norte Leste Participacoes SA Pfd.	1,540,163	19,053
	Centrais Electricas Brasileiras SA	1,685,391	19,004
	Metalurgica Gerdau SA	2,058,762	17,704
	Bradespar SA Pfd.	1,695,911	17,113
	Uniao de Bancos Brasileiros SA ADR	303,330	17,071
	Centrais Electricas Brasileiras SA Pfd. B Shares	1,523,019	16,018
	Companhia Siderurgica Nacional SA ADR	1,048,648	15,835
	Banco do Brasil SA	2,353,165	14,403
	Vivo Participacoes SA Pfd.	965,116	13,728
	Ultrapar Participacoes S.A.	582,982	13,406

	Brasil Telecom Participacoes SA	504,328	12,989
	Perdigao SA	855,262	11,797
	CPFL Energia SA	899,989	11,657
	Souza Cruz SA	574,515	11,589
	All America Latina Logistica	2,923,013	11,087
	Gerdau SA ADR	1,495,316	9,540
	Companhia de Concessoes Rodoviarias	913,040	8,993
	Empresa Brasileira de Aeronautica SA	2,387,949	8,945
*	Net Servicos de Comunicacao SA	1,286,041	8,154
	Companhia Energetica de Minas Gerais ADR	591,571	8,039
	Electropaulo Metropolitana SA	709,113	7,947
	Natura Cosmeticos SA	911,189	7,816
	Embraer-Empresa Brasileira de Aeronautica SA ADR	515,055	7,762
	Tractebel Energia SA	990,609	7,660
	Tele Norte Leste Participacoes SA	492,381	7,575
	Brasil Telecom Participacoes SA Pfd.	1,086,126	7,163
^	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	271,768	6,971
	Gerdau SA	1,324,050	6,791
	Telmar Norte Leste SA	346,200	6,767
	Lojas Americanas SA Pfd.	2,424,498	6,678
	Companhia de Bebidas das Americas ADR	163,343	6,663
	CESP - Companhia Energetica de Sao Paulo	1,195,359	6,441
*	GVT Holding SA	587,453	6,287
	Companhia de Saneamento Basico do Estado de Sao Paulo	568,382	6,149
	Cyrela Brazil Realty SA	1,501,689	6,020
	JBS SA	2,749,327	5,688
	Usinas Siderurgicas de Minas Gerais SA	480,433	5,591
	Fertilizantes Fosfatados S.A.	967,784	5,506
	AES Tiete SA	778,800	5,395
	Lojas Renner SA	865,531	5,279
	Tele Norte Leste Participacoes ADR	420,064	5,167
*	Suzano Papel e Celulose SA	1,017,255	5,130
	Tim Participacoes SA Pfd.	3,562,432	5,129
	Klabin SA	3,222,753	4,862
	Companhia de Transmissao de Energia Electrica Paulista	265,000	4,853
	Energias do Brasil SA	504,295	4,826
	Brasil Telecom SA Pfd.	915,932	4,690
	B2W Com Global Do Varejo	434,980	4,659
	Gafisa SA	918,709	4,633
	Porto Seguro SA	704,488	4,160
	Companhia Paranaense de Energia-COPEL	442,739	4,158
	Votorantim Celulose e Papel SA Pfd.	704,869	4,135
	Tam SA	550,389	4,099
	Companhia de Saneamento Basico do Estado de Sao Paulo ADR	174,731	3,788
	Duratex SA Pfd.	516,492	3,480
	Companhia Paranaense de Energia-COPEL ADR	369,015	3,410

	Braskem SA	1,270,724	3,128
	Banco do Estado do Rio Grande do Sul SA	1,295,430	3,026
*	Cosan SA Industria e Comercio	633,650	2,868
	MRV Engenharia e Participacoes SA	530,118	2,468
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	183,869	2,367
	Sadia SA Pfd.	1,600,277	2,290
	Sadia SA ADR	518,287	2,182
^	Aracruz Celulose SA ADR	243,773	2,045
	Tim Participacoes SA ADR	134,576	1,894
	Aracruz Celulose SA Pfd. B Shares	1,658,905	1,423
	Brasil Telecom Participacoes SA ADR	33,456	1,082
	Vivo Participacoes SA ADR	2,193	31
	Votorantim Celulose e Papel SA ADR	1,799	10
	Braskem SA ADR	2,012	10
			1,765,362
Chile (1.6%)
	Empresas Copec SA	2,861,193	23,140
	Empresa Nacional de Electricidad SA	16,338,550	20,390
	Enersis SA	65,024,375	18,959
	Empresas CMPC SA	750,691	14,843
	Sociedad Quimica y Minera de Chile SA	444,322	12,134
	Empresa Nacional de Electricidad SA ADR	303,243	11,335
	Enersis SA ADR	720,316	10,337
	Banco Santander Chile SA ADR	276,952	9,799
	Cencosud SA	5,359,821	9,686
	Empresa Nacional de Telecomunicaciones SA	804,422	8,867
	Lan Airlines SA	992,419	8,300
	Sociedad Quimica y Minera de Chile SA ADR	292,344	7,922
*	Colburn SA	42,894,294	7,563
	CAP SA	567,952	7,410
	S.A.C.I. Falabella SA	2,156,290	6,221
	Banco Santander Chile SA	177,458,517	6,072
	Compania Cervecerias Unidas SA	965,173	5,882
	Banco de Credito e Inversiones	226,460	4,478
	Vina Concha y Toro SA	1,909,446	3,218
			196,556
China (17.7%)
	China Mobile (Hong Kong) Ltd.	44,321,967	398,976
^	China Life Insurance Co., Ltd.	52,162,290	137,290
^	Industrial and Commercial Bank of China Ltd. Class H	306,189,659	129,456
^	China Construction Bank	248,544,493	121,221
	PetroChina Co. Ltd.	155,673,909	114,914
	CNOOC Ltd.	115,375,752	99,297
	China Petroleum & Chemical Corp.	123,943,060	66,816
^	Bank of China	199,720,525	52,343
	China Shenhua Energy Co. Ltd. H Shares	23,893,500	50,942
^	Ping An Insurance (Group) Co. of China Ltd.	9,470,988	41,023

	China Unicom Ltd.	43,947,048	40,566
^	Tencent Holdings Ltd.	6,616,459	40,428
^	China Overseas Land & Investment Ltd.	30,191,128	39,484
	China Telecom Corp. Ltd.	102,741,683	37,277
^	China Merchants Bank Co., Ltd. Class H	19,678,500	31,777
	China Communications Construction Co., Ltd.	31,156,624	30,158
^	Bank of Communications Ltd. Class H	42,692,194	27,814
	China Resources Power Holdings Co., Ltd.	10,904,680	20,004
*,^	China Railway Construction Corp.	13,002,028	17,773
	China Coal Energy Co.	24,368,000	17,491
^	China Citic Bank	45,706,162	16,957
^	Huaneng Power International, Inc. H Shares	22,759,114	16,314
*,^	China Railway Group, Ltd.	27,912,616	15,676
	Fujian Zijin Mining Industry Co., Ltd.	29,762,120	15,648
^	Hengan International Group Co. Ltd.	4,703,000	15,647
*,^	Anhui Conch Cement Co. Ltd.	3,223,816	15,451
^	Tingyi Holding Corp.	12,369,347	14,286
	China Merchants Holdings International Co. Ltd.	8,061,514	14,190
^	Aluminum Corp. of China Ltd.	29,175,960	13,112
	China Resources Enterprise Ltd.	8,894,038	12,795
	Beijing Datang Power Generation Co., Ltd.	24,484,452	12,157
^	Sino-Ocean Land Holdings Ltd.	23,067,765	11,458
	Beijing Enterprises Holdings Ltd.	2,915,500	11,446
^	China COSCO Holdings Co., Ltd.	19,103,000	11,420
*,^	China Huiyuan Juice Ltd.	8,640,250	11,246
	Denway Motors Ltd.	36,378,228	10,843
	China Mengniu Dairy Co., Ltd.	8,115,796	10,723
	Shanghai Industrial Holding Ltd.	3,978,845	10,139
^	China Resources Land Ltd.	8,758,000	10,116
	CITIC Pacific Ltd.	8,153,446	9,585
	Chaoda Modern Agriculture Holdings Ltd.	14,989,775	9,465
	Yanzhou Coal Mining Co. Ltd. H Shares	13,866,354	9,008
	China Shipping Development Co.	9,171,285	8,891
^	Sinofert Holdings, Ltd.	15,406,000	8,717
	China Oilfield Services Ltd.	10,912,000	8,568
*,^	PICC Property and Casualty Co., Ltd.	18,037,551	8,131
	China Yurun Food Group Ltd.	6,806,000	7,961
^	BYD Co. Ltd.	4,249,255	7,920
	China Communication Services Corp. Ltd.	13,192,000	7,904
^	Angang Steel Co., Ltd.	8,099,222	7,847
	Cosco Pacific Ltd.	8,363,140	7,481
^	Belle International Holdings Ltd.	18,664,073	7,441
^	Parkson Retail Group Ltd.	8,146,975	7,255
	Inner Mongolia Yitai Coal Co., Ltd.	2,344,300	7,188
^	China National Building Material Co., Ltd.	6,604,359	7,153
	Dongfeng Motor Corp.	20,260,044	7,043

	Guangdong Investment Ltd.	18,434,888	7,018
^	Li Ning Co., Ltd.	5,019,068	6,971
^	China High Speed Transmission Equipment Group Co., Ltd.	5,943,872	6,964
*,^	Shanghai Electric Group Co., Ltd. Class H	22,056,172	6,961
	GOME Electrical Appliances Holdings Ltd.	46,664,920	6,740
	China Vanke Co., Ltd.	8,694,480	6,735
	China Insurance International Holdings Co., Ltd.	5,271,007	6,700
^	Jiangxi Copper Co. Ltd.	9,820,239	6,694
	Jiangsu Expressway Co. Ltd. H Shares	9,122,139	6,479
^	Lenovo Group Ltd.	34,169,309	6,350
^	Shimao Property Holdings Ltd.	9,771,862	6,279
	Beijing Capital International Airport Co., Ltd.	13,951,654	6,153
^	Guangzhou R&F Properties Co. Ltd.	7,509,600	6,114
	Zhejiang Expressway Co., Ltd.	10,692,016	6,082
	China Everbright Ltd.	5,317,790	5,803
*,^	Alibaba.com, Ltd.	7,431,187	5,621
*	Want Want China Holdings Ltd.	14,035,500	5,554
	China Bluechemical, Ltd.	9,812,000	5,154
	CNPC Hong Kong Ltd.	17,944,330	5,063
	Huabao International Holdings Ltd.	7,885,000	5,048
^	Country Garden Holdings Co.	23,918,307	4,922
^	Air China Ltd.	18,062,058	4,774
	Agile Property Holdings, Inc.	12,329,177	4,729
	Yantai Changyu Pioneer Wine Co., Ltd.	1,249,940	4,717
*	China Agri-Industries Holdings Ltd.	10,226,534	4,544
^	ZTE Corp.	1,558,223	4,435
^	Tsingtao Brewery Co., Ltd.	2,314,000	4,388
*,^	China Dongxiang Group Co.	14,624,000	4,218
^	Maanshan Iron and Steel Co. Ltd.	12,937,134	4,210
*	Soho China	11,593,568	4,146
	Sinopec Shanghai Petrochemical Co. Ltd.	17,371,596	4,040
^	China Shipping Container Lines Co. Ltd.	24,776,618	3,937
	Fosun International	11,769,630	3,836
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	4,957,899	3,639
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	3,587,500	3,617
	Shui On Land Ltd.	13,782,464	3,494
	Harbin Power Equipment Co., Ltd.	4,965,867	3,472
	The Guangshen Railway Co., Ltd.	10,198,357	3,257
^	China Travel International	21,270,771	3,233
	China International Marine Containers (Group) Co., Ltd.	5,630,259	2,984
	Weichai Power Co., Ltd. Class H	1,517,800	2,903
	Dongfang Electrical Corp Ltd.	1,263,000	2,803
			2,113,013
Colombia (0.3%)
	Bancolombia SA ADR	1,453,001	30,411

Czech Republic (0.8%)
	Ceske Energeticke Zavody a.s.	1,588,331	54,039
	Cesky Telecom a.s.	879,442	16,340
	Komercni Banka a.s.	117,721	12,945
	Zentiva NV	214,040	10,918
	Unipetrol a.s.	517,362	3,005
*	Central European Media Enterprises Ltd.	228,961	2,414
			99,661
Egypt (0.3%)
	Orascom Construction Industries GDR	494,935	20,141
	Orascom Telecom Holding SAE GDR	947,071	19,234
		39,375
Hungary (0.5%)
*,^	OTP Bank Nyrt.	2,177,341	21,574
^	MOL Hungarian Oil and Gas Nyrt.	464,188	17,995
^	Richter Gedeon Nyrt.	112,223	12,762
	Magyar Tavkozlesi Nyrt.	3,677,754	9,024
		61,355
India (6.8%)
	Reliance Industries Ltd.	4,835,653	128,986
	Infosys Technologies Ltd.	3,378,255	88,734
	Housing Development Finance Corp. Ltd.	1,551,889	47,908
	Hindustan Lever Ltd.	6,424,451	34,016
	ITC Ltd.	8,141,119	29,731
	ICICI Bank Ltd.	3,546,199	29,455
	Oil and Natural Gas Corp. Ltd.	2,071,529	27,517
	HDFC Bank Ltd.	1,410,320	26,206
	NTPC Ltd.	6,151,814	23,630
	Bharat Heavy Electricals Ltd.	865,028	23,051
	Larsen & Toubro Ltd.	1,463,782	20,390
	ICICI Bank Ltd. ADR	1,101,450	18,152
	Reliance Communication Ventures	4,571,621	15,665
	Tata Consultancy Services Ltd.	1,438,220	14,865
	Axis Bank Ltd.	1,448,222	12,618
	HDFC Bank Ltd. ADR	210,311	12,127
	Gail India Ltd.	2,801,541	11,078
	Hero Honda Motors Ltd.	589,666	10,516
	Sterlite Industries (India) Ltd.	1,827,153	10,095
	Sun Pharmaceutical Industries Ltd.	454,676	9,883
	Jindal Steel & Power Ltd.	464,203	9,657
	Cipla Ltd.	2,355,198	9,175
	Reliance Energy Ltd.	783,542	9,165
	Tata Power Co. Ltd.	568,882	8,749
	State Bank of India	362,976	8,427
	Wipro Ltd.	1,662,535	7,770
*	Cairn India Ltd.	2,169,878	7,206
*	Reliance Petroleum Ltd.	3,954,533	6,909

	Reliance Capital Ltd.	812,205	6,865
	Ambuja Cements Ltd.	4,468,868	6,393
	Grasim Industries Ltd.	265,469	6,386
	Mahindra & Mahindra Ltd.	996,829	6,067
	Maruti Udyog Ltd.	516,828	5,921
	Jaiprakash Associates Ltd.	3,863,759	5,896
	Steel Authority of India Ltd.	3,313,920	5,538
	Infrastructure Development Finance Co., Ltd.	4,740,363	5,509
	DLF Ltd.	1,505,034	5,373
	Hindalco Industries Ltd.	5,397,768	5,338
	Kotak Mahindra Bank	884,199	5,054
	Bharat Petroleum Corp. Ltd.	636,087	5,053
	Tata Motors Ltd.	1,644,639	4,947
	Tata Iron and Steel Co. Ltd.	1,304,949	4,859
*	GMR Infrastructure Ltd.	3,266,610	4,845
*	Reliance Natural Resources, Ltd.	4,380,356	4,551
	Sesa Goa Ltd.	2,602,764	4,456
	United Spirits Ltd.	369,172	4,430
	Dr. Reddy's Laboratories Ltd.	439,876	3,993
	Associated Cement Cos. Ltd.	386,609	3,958
	Asea Brown Boveri India Ltd.	383,690	3,750
^	Wipro Ltd. ADR	513,264	3,562
	Zee Entertainment Enterprises	1,562,830	3,474
	Ranbaxy Laboratories Ltd.	778,281	3,403
*	Essar Oil Ltd.	2,175,618	3,237
	Dr. Reddy's Laboratories Ltd. ADR	324,899	2,940
	Tata Communications Ltd.	297,838	2,710
	HCL Technologies Ltd.	1,157,546	2,707
	Satyam Computer Services Ltd.	2,449,238	2,632
	JSW Steel Ltd.	609,752	2,586
	Siemens India Ltd.	611,123	2,539
	State Bank of India GDR	52,929	2,532
	Aditya Birla Nuvo Ltd.	256,808	2,426
*	Glenmark Pharmaceuticals Ltd.	731,777	2,031
	Indian Hotels Co. Ltd.	2,408,717	1,964
	Unitech, Ltd.	2,474,227	1,600
	Tata Communications Ltd.	68,920	1,240
	Satyam Computer Services Ltd. ADR	564,492	1,073
	Infosys Technologies Ltd. ADR	5,089	135
			813,654
Indonesia (1.5%)
	PT Telekomunikasi Indonesia Tbk	78,401,979	43,021
	PT Bank Central Asia Tbk	95,628,224	22,696
	PT Astra International Tbk	16,044,090	18,037
	PT Bank Rakyat Indonesia Tbk	42,748,800	16,732
	PT Perusahaan Gas Negara Tbk	80,480,480	15,189
	PT Indonesian Satellite Corp. Tbk	19,049,773	9,336
	PT Bank Mandiri Tbk	56,120,024	8,778

	PT Unilever Indonesia Tbk	12,342,730	8,503
*	PT Lippo Karawaci Tbk	83,791,500	6,100
	PT Bumi Resources Tbk	136,430,552	5,932
	PT United Tractors Tbk	11,648,373	5,091
	PT Tambang Batubara Bukit Asam Tbk	6,230,286	3,963
	PT Semen Gresik Tbk	11,500,820	3,449
	PT International Nickel Indonesia Tbk	15,483,150	3,291
	PT Indocement Tunggal Prakarsa Tbk (Local)	8,259,103	3,224
	PT Astra Agro Lestari Tbk	3,133,680	2,942
	PT Indofood Sukses Makmur Tbk	32,545,296	2,753
	PT Bank Danamon Tbk	13,851,918	2,713
	PT Aneka Tambang Tbk	26,366,659	2,505
*	PT Truba Alam Manunggal Engineering Tbk	92,464,200	403
*	PT Bank Pan Indonesia Tbk Warrants Exp. 7/10/09	7,066,431	99
			184,757
Israel (3.6%)
	Teva Pharmaceutical Industries Ltd.	5,820,310	240,509
*	Check Point Software Technologies Ltd.	1,379,551	31,274
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	685,000	28,393
	Israel Chemicals Ltd.	4,072,368	27,696
	Bank Leumi Le-Israel	7,947,573	14,475
	Bank Hapoalim Ltd.	7,604,279	13,695
	Bezeq Israeli Telecommunication Corp., Ltd.	8,075,566	11,940
	Partner Communications Co. Ltd.	661,809	10,172
*	NICE Systems Ltd.	518,845	9,985
	Elbit Systems Ltd.	176,583	7,821
	Makhteshim-Agan Industries Ltd.	2,278,383	7,120
	Cellcom Israel Ltd.	268,871	5,695
	Ormat Industries Ltd.	583,570	4,254
	United Mizrahi Bank Ltd.	913,781	4,218
	The Israel Corp. Ltd.	17,187	3,586
	Israel Discount Bank Ltd.	3,721,003	2,841
	Discount Investment Corp. Ltd.	274,452	2,393
	Gazit-Globe (1982) Ltd.	447,006	2,006
	Oil Refineries Ltd.	6,846,615	1,626
	Delek Group, Ltd.	16,782	1,101
	Africa-Israel Investments Ltd.	119,794	880
*	Koor Industries Ltd.	86,097	829
			432,509
Malaysia (3.2%)
	Bumiputra-Commerce Holdings Bhd.	18,757,832	32,937
	Sime Darby Bhd.	17,821,713	26,967
	IOI Corp. Bhd.	25,025,155	26,815
	Malayan Banking Bhd.	18,093,192	26,077
	Malaysia International Shipping Corp., Bhd. (Foreign)	8,258,265	19,662
	Public Bank Bhd.	7,838,260	18,681
	Genting Bhd.	16,313,790	16,475

	Tenaga Nasional Bhd.	9,610,346	15,599
	Resorts World Bhd.	21,617,010	13,298
	Digi.com Bhd.	2,293,255	12,990
	British American Tobacco Bhd.	1,051,405	12,864
	YTL Corp., Bhd.	6,030,662	11,642
	PPB Group Bhd.	3,914,144	10,205
	Petronas Gas Bhd.	3,684,728	9,982
	Kuala Lumpur Kepong Bhd.	3,520,608	9,646
	PLUS Expressways Bhd.	11,025,882	8,831
	AMMB Holdings Bhd.	13,239,158	8,317
	YTL Power International Bhd.	14,725,127	7,681
	UMW Holdings Malaysia Bhd.	4,742,360	7,266
	Berjaya Sports Toto Bhd.	5,520,656	7,153
*	TM International Bhd.	7,968,840	6,978
	Telekom Malaysia Bhd.	7,753,140	6,782
	Gamuda Bhd.	12,104,788	6,303
	Tanjong Public Ltd. Co.	1,542,036	5,736
	SP Setia Bhd.	6,206,652	5,630
	IJM Corp. Bhd.	6,001,750	5,576
	Hong Leong Bank Bhd.	3,564,536	5,008
	Petronas Dagangan Bhd.	1,909,000	3,880
	Alliance Financial Group Bhd.	6,605,417	3,432
	Bursa Malaysia Bhd.	2,384,052	3,329
	RHB Capital Bhd.	3,281,935	3,321
	KLCC Property Holdings Bhd.	3,670,400	2,936
	IGB Corp., Bhd.	6,979,100	2,780
	Malaysia Mining Corp., Bhd.	7,012,000	2,556
	KNM Group Bhd.	21,591,016	2,550
	Hong Leong Financial Group Bhd.	2,028,700	2,530
	Lafarge Malayan Cement Bhd.	2,632,620	2,292
	Parkson Holdings, Bhd.	2,449,095	2,189
	Malaysian Airline System Bhd.	2,588,900	2,029
*	Airasia Bhd.	8,352,548	2,012
	Asiatic Development Bhd.	1,807,700	1,941
	Astro All Asia Networks PLC	2,937,190	1,726
*	IJM Land Bhd. Warrants Exp. 9/11/13	365,867	20
			384,624
Mexico (5.0%)
	America Movil SA de CV	133,111,256	189,652
	Grupo Televisa SA CPO	18,130,162	50,615
	Wal-Mart de Mexico SA	21,961,072	45,811
	Fomento Economico Mexicano UBD	16,004,168	44,747
	Telefonos de Mexico SA	46,809,024	41,409
	Cemex SA CPO	51,865,021	40,792
	Telmex Internacional SAB de CV	46,639,777	22,042
*	Carso Global Telecom SAB de CV	5,216,018	18,831
	Grupo Mexico SA de CV	28,995,737	15,903

	Kimberly Clark de Mexico SA de CV Series A	4,158,624	13,430
	Grupo Financerio Banorte SA de CV	9,753,930	12,852
	Grupo Elektra SA de CV	546,405	12,341
	Grupo Financiero Inbursa, SA de CV	4,973,816	11,102
	Grupo Modelo SA	3,928,547	10,358
	Grupo Carso SA de CV Series A1	4,359,666	9,771
	Grupo Bimbo SA	2,235,488	7,999
	Coca-Cola Femsa SA de CV	2,062,449	7,819
	Industrias Penoles, SA de CV	748,846	6,720
*	Empresas ICA SA de CV	3,502,149	5,787
*	Desarrolladora Homex SA de CV	1,524,990	4,851
	Grupo Aeroportuario del Pacifico SA	1,931,207	3,597
	Alfa SA de CV Series A	2,119,331	3,540
	Banco Conpartamos SA de CV	1,860,717	3,466
*	URBI Desarrollos Urbanos SA de CV	3,337,893	3,427
	Mexichem SA de CV	4,224,286	3,099
	Grupo Aeroportuario del Pacifico SA ADR	164,417	3,075
	Cemex SAB de CV ADR	11,033	86
			593,122
Peru (0.6%)
	Credicorp Ltd.	468,402	19,298
	Compania de Minas Buenaventura SA	854,554	16,221
	Southern Copper Corp. (U.S. Shares)	880,866	12,279
	Southern Copper Corp.	769,472	10,773
	Compania de Minas Buenaventura SA ADR	546,299	10,292
	Compania Minera Milpo SA	3,702,499	6,737
*	Credicorp Ltd.	50,434	2,083
			77,683
Philippines (0.6%)
	Philippine Long Distance Telephone Co.	436,860	19,053
	Bank of Philippine Islands	11,940,838	8,561
	Ayala Corp.	1,676,986	6,804
	SM Investments Corp.	1,581,726	6,316
	Ayala Land, Inc.	41,403,650	5,420
	SM Prime Holdings, Inc.	31,361,758	4,706
	Globe Telecom, Inc.	256,503	4,468
	Manila Electric Co.	3,405,832	4,216
	Banco De Oro	6,254,291	2,959
	Jollibee Foods Corp.	3,169,759	2,608
	Metropolitan Bank & Trust Co.	4,300,210	2,053
	PNOC Energy Development Corp.	42,283,503	1,908
	International Container Terminal Services, Inc.	6,046,826	1,359
			70,431
Poland (1.4%)
	Telekomunikacja Polska SA	5,450,691	30,762
	Powszechna Kasa Oszczednosci Bank Polski SA	3,843,739	30,446
	Bank Polska Kasa Opieki Grupa Pekao SA	898,424	27,896
	Polski Koncern Naftowy SA	2,548,503	16,275

	Polish Oil & Gas	9,026,219	9,795
	KGHM Polska Miedz SA	967,455	8,260
	Asseco Poland SA	425,607	5,712
	Bank Zachodni WBK SA	183,299	4,597
	TVN SA	1,287,522	4,354
*	PBG SA	70,443	4,101
*	Globe Trade Centre SA	1,026,458	3,846
*	Cyfrowy Polsat, S.A.	705,430	2,950
*	Bank Rozwoju Eksportu SA	67,846	2,650
*	Getin Holding SA	2,442,212	2,577
	Bank Handlowy W Warszawie	249,603	2,491
	Polimex Mostostal SA	3,015,379	2,122
*	Bank Slaski w Katowicach SA	24,928	1,940
*	Cersanit-Krasnystaw SA	604,741	1,569
	Orbis SA	208,906	1,485
	BIG Bank Gdanski SA	2,279,474	1,363
*	Grupa Lotos SA	407,579	906
			166,097
Russia (5.5%)
	OAO Gazprom Sponsored ADR	18,138,648	234,133
	LUKOIL Sponsored ADR	3,630,217	118,396
	Mobile TeleSystems ADR	1,481,200	31,550
	Rosneft Oil Co. GDR	9,874,597	30,605
	Sberbank	63,149,333	29,364
	MMC Norilsk Nickel ADR	6,917,292	28,532
^	Rostelecom ADR	519,766	25,993
	Surgutneftegaz OJSC ADR	5,445,285	23,269
	OAO Vimpel-Communications Sponsored ADR	3,433,060	20,907
	Tatneft GDR	587,067	19,252
	Polyus Gold ADR	1,144,630	16,544
	NovaTek OAO GDR	569,344	12,492
*	Hydro OGK	733,215,124	12,402
	Surgutneftegaz Pfd.	51,067,091	10,411
	VTB Bank OJSC GDR	7,489,579	8,890
	Uralkali	5,609,261	6,593
	Gazprom Neft	2,548,427	5,186
	Novolipetsk Steel GDR	591,042	5,005
	Cherepovets MK Severstal GDR	1,640,815	4,247
^	Mechel OAO ADR	1,122,177	3,815
*	Pharmstandard-GDR	520,885	3,610
	Comstar United Telesystems GDR	1,319,208	3,140
*	Wimm-Bill-Dann Foods ADR	121,855	2,955
	Sistema JSFC GDR	751,376	2,767
	OAO TMK-GDR	464,704	1,979
*	PIK Group-GDR	831,262	473
*	TGK-11	80,810,231	10
			662,520

South Africa (7.9%)
	Sasol Ltd.	4,485,716	119,435
	MTN Group Ltd.	11,749,204	111,412
	AngloGold Ltd.	2,082,516	58,996
	Standard Bank Group Ltd.	8,549,696	58,758
	Gold Fields Ltd.	4,606,320	48,445
	Impala Platinum Holdings Ltd.	3,990,329	45,672
	Naspers Ltd.	2,868,074	43,713
	FirstRand Ltd.	20,966,054	30,247
*	Harmony Gold Mining Co., Ltd.	2,552,023	30,050
	Sanlan Ltd.	15,995,830	25,184
	Telkom South Africa Ltd.	2,135,349	24,155
	Remgro Ltd.	3,453,227	23,829
	Anglo Platinum Ltd.	536,883	21,982
	ABSA Group Ltd.	2,266,707	20,420
	Bidvest Group Ltd.	2,027,048	19,687
	Shoprite Holdings Ltd.	3,238,007	17,154
	Tiger Brands Ltd.	1,230,175	16,869
	Growthpoint Properties Ltd.	10,535,323	14,919
	African Bank Investments Ltd.	5,653,882	14,425
	Nedbank Group Ltd.	1,572,254	13,867
	RMB Holdings Ltd.	5,452,006	12,133
	ArcelorMittal South Africa, Ltd.	1,541,548	12,009
	Massmart Holdings Ltd.	1,523,336	11,996
	Sappi Ltd.	3,582,795	11,663
	Truworths International Ltd.	3,216,013	11,035
	Pretoria Portland Cement Co. Ltd.	3,762,109	10,819
	African Rainbow Minerals Ltd.	867,141	10,055
	Murray & Roberts Holdings Ltd.	2,289,799	9,565
	Steinhoff International Holdings Ltd.	8,038,427	9,372
	Kumba Iron Ore Ltd.	601,927	8,670
*	Aspen Pharmacare Holdings Ltd.	1,955,638	8,050
	Woolworths Holdings Ltd.	5,940,632	7,781
	Aveng Ltd.	2,988,631	7,635
	Network Healthcare Holdings Ltd.	8,333,536	7,195
	Foschini Ltd.	1,588,243	7,056
	Reunert Ltd.	1,400,848	6,451
	Exxaro Resources Ltd.	949,888	6,278
	Imperial Holdings Ltd.	1,254,254	6,261
	Investec Ltd.	1,597,223	5,807
	Pick'n Pay Stores Ltd.	1,714,696	5,782
	Liberty Holdings, Ltd.	883,338	5,744
	Barloworld Ltd.	1,508,913	4,928
	Northam Platinum Ltd.	1,037,720	1,753
			947,257

South Korea (13.7%)
	Samsung Electronics Co., Ltd.	639,669	222,413
	POSCO	239,687	61,205
[1]	Samsung Electronics Co., Ltd. GDR	349,101	61,066
	POSCO ADR	843,348	53,569
	KT & G Corp.	834,170	49,973
^	Hyundai Heavy Industries Co., Inc.	307,860	43,388
	KB Financial Group, Inc.	1,538,174	41,253
^	Hyundai Motor Co., Ltd.	1,132,648	38,229
	Shinhan Financial Group Co. Ltd.	1,771,679	35,793
	LG Electronics Inc.	692,094	35,380
	Shinsegae Co., Ltd.	104,072	33,306
	Samsung Fire & Marine Insurance Co.	278,887	32,973
	Samsung Electronics Co., Ltd. Pfd.	151,131	32,903
	Samsung Corp.	976,323	28,589
*	NHN Corp.	281,845	27,920
	LG. Philips LCD Co., Ltd.	1,329,596	25,424
	SK Energy Co., Ltd.	441,665	25,159
*	KB Financial Group, Inc.	943,697	24,404
	SK Telecom Co., Ltd.	155,594	23,217
	Samsung Heavy Industries Co., Ltd.	1,186,780	22,619
^	LG Chem Ltd.	386,640	22,157
	Korea Electric Power Corp.	1,071,381	21,650
	SK Telecom Co., Ltd. ADR	1,248,974	20,421
	Hyundai Mobis	417,237	19,428
	LG Corp.	697,042	19,303
	SK Holdings Co Ltd	258,411	18,988
	KT Corp.	636,214	18,221
^	Samsung Securities Co. Ltd.	373,757	16,716
	Korea Electric Power Corp. ADR	1,670,074	16,600
	Hana Financial Group Inc.	931,810	15,249
^	Hyundai Engineering & Construction Co., Ltd.	366,693	14,990
*,^	Hynix Semiconductor Inc.	2,353,460	14,873
	Shinhan Financial Group Co., Ltd. ADR	357,013	14,234
	S-Oil Corp.	330,704	13,920
^	DC Chemical Co., Ltd.	93,721	13,896
	Samsung SDI Co. Ltd.	251,416	12,100
*	Korea Telecom Freetel	563,489	11,805
^	Doosan Heavy Industries and Construction Co., Ltd.	230,255	11,729
	Hyundai Development Co.	440,506	11,521
	Daewoo Securities Co., Ltd.	924,810	11,233
^	Samsung Electro-Mechanics Co.	447,488	10,959
^	Hyundai Steel Co.	403,278	10,752
	Amorepacific Corp.	23,475	10,455
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	703,602	10,281
^	GS Engineering & Construction Corp.	242,036	10,239
	KT Corp. ADR	718,052	10,146
	Lotte Shopping Co., Ltd.	74,229	10,116

^	Woori Finance Holdings Co., Ltd.	1,776,950	9,983
	Hyundai Mipo Dockyard Co., Ltd.	88,231	9,970
	Yuhan Corp.	65,128	9,425
^	Samsung Engineering Co., Ltd.	234,777	9,125
	Korea Exchange Bank	1,899,560	9,045
^	Daewoo Engineering & Construction Co., Ltd.	1,317,274	8,760
^	Mirae Asset Securities Co., Ltd.	165,317	8,721
	Cheil Industrial, Inc.	358,131	8,577
^	LG Household & Health Care Ltd.	68,341	8,222
	Industrial Bank of Korea	1,328,690	8,215
	Hyundai Securities Co.	1,028,831	7,898
^	Samsung Techwin Co., Ltd.	396,174	7,865
	Kumkang Korea Chemical Co., Ltd.	38,536	7,829
*,^	Kia Motors	1,398,434	7,796
	Woori Investment & Securities Co., Ltd.	646,191	7,773
	Samsung Card Co. Ltd.	280,750	7,577
	Kangwon Land Inc.	784,348	7,153
	GS Holdings Corp.	377,108	7,146
	Hanwha Corp.	344,156	7,073
	LS Cable Ltd.	129,499	6,898
	LG Telecom Ltd.	1,023,595	6,843
	Korean Air Co. Ltd.	270,474	6,797
	Woongjin Coway Co., Ltd.	367,019	6,743
^	Daelim Industrial Co.	203,193	6,739
	Korea Gas Corp.	177,022	6,539
	Hankook Tire Co. Ltd.	662,166	6,292
	Daewoo International Corp.	354,057	6,146
^	Hyosung Corp.	175,299	6,075
^	Hanjin Shipping Co., Ltd.	432,200	6,051
	Korea Investment Holdings Co., Ltd.	301,682	6,040
	CJ Cheiljedang Corp.	53,497	5,904
*	Doosan Corp.	72,393	5,431
^	STX Pan Ocean Co., Ltd.	750,710	5,385
^	Doosan Infracore Co., Ltd.	553,892	5,301
*,^	Korea Express Co.	76,740	5,082
	Hanjin Heavy Industries & Construction Co., Ltd.	228,822	4,949
	Dongkuk Steel Mill Co., Ltd.	282,672	4,945
	Hyundai Department Store Co., Ltd.	106,514	4,866
	Lotte Confectionery Co., Ltd.	5,462	4,789
	Daegu Bank	909,505	4,560
^	Honam Petrochemical Corp.	103,635	4,337
	S1 Corp.	123,460	4,216
	LG Dacom Corp.	315,600	4,174
	Korea Zinc Co., Ltd.	65,161	4,151
*	Hite Brewery Co., Ltd.	38,283	4,119
	Pusan Bank	908,469	4,081
	STX Shipbuilding Co., Ltd.	340,827	3,449
*	SK Networks Co., Ltd.	524,580	3,398

	Hanwha Chemical Corp.	573,390	2,987
	Hyundai Motor Co., Ltd. 2nd Pfd.	267,887	2,967
	Dongbu Insurance Co., Ltd.	254,832	2,627
	LG Electronics Inc. Pfd.	123,449	2,589
	Korea Line Corp.	50,007	2,300
	Taihan Electric Wire Co., Ltd.	173,872	1,933
^	Kumho Industrial Co., Ltd.	167,783	1,652
	Hite Holdings Co., Ltd.	1	—
			1,640,273
Taiwan (10.5%)
	Taiwan Semiconductor Manufacturing Co., Ltd.	103,456,231	127,100
	Hon Hai Precision Industry Co., Ltd.	41,642,812	73,331
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,583,473	72,259
	MediaTek Inc.	6,558,057	47,214
	China Steel Corp.	67,527,369	45,575
	Chunghwa Telecom Co., Ltd.	28,791,142	43,567
	High Tech Computer Corp.	4,342,436	41,205
	Formosa Plastic Corp.	28,755,289	40,874
	Cathay Financial Holding Co.	42,016,202	40,802
	Nan Ya Plastic Corp.	35,583,291	34,870
	AU Optronics Corp.	36,976,737	26,130
	Asustek Computer Inc.	26,557,898	24,049
	Acer Inc.	17,985,737	22,336
	Formosa Chemicals & Fibre Corp.	19,793,276	21,214
	Fuhwa Financial Holdings Co., Ltd.	51,520,773	19,372
	Chinatrust Financial Holding	58,593,153	19,342
	Chunghwa Telecom Co., Ltd.	1,223,805	18,406
	Fubon Financial Holding Co., Ltd.	30,399,100	18,233
	Taiwan Cellular Corp.	13,015,485	18,186
	Mega Financial Holding Co. Ltd.	59,362,224	17,405
	Delta Electronics Inc.	10,958,535	17,193
	Uni-President Enterprises Co.	21,370,609	16,682
	Formosa Petrochemical Corp.	8,613,000	14,567
	United Microelectronics Corp.	66,927,970	14,287
	Quanta Computer Inc.	14,389,401	13,644
	Compal Electronics Inc.	26,474,501	13,415
	Taiwan Cement Corp.	19,977,883	13,329
	First Financial Holding Co., Ltd.	30,828,597	13,252
	Far Eastern Textile Ltd.	19,679,852	12,285
	Siliconware Precision Industries Co.	15,067,860	12,025
	Far EasTone Telecommunications Co., Ltd.	11,563,043	11,215
	China Development Financial Holding Corp.	64,561,785	11,130
^	United Microelectronics Corp. ADR	5,662,839	10,250
	Taiwan Cooperative Bank	23,561,450	10,248
	Hau Nan Financial Holdings Co., Ltd.	21,670,708	10,233
	AU Optronics Corp. ADR	1,394,278	9,871
	Innolux Display Corp.	12,982,689	9,864
	Chi Mei Optoelectronics Corp.	31,266,999	9,539

	Asia Cement Corp.	12,403,097	8,727
	Chang Hwa Commercial Bank	27,399,094	8,648
	President Chain Store Corp.	3,604,985	8,489
	Lite-On Technology Corp.	14,061,910	8,461
	Taiwan Fertilizer Co., Ltd.	4,926,000	7,930
	Foxconn Technology Co., Ltd.	3,575,313	7,296
	Advanced Semiconductor Engineering Inc.	22,336,400	7,231
	Synnex Technology International Corp.	6,448,201	7,209
	SinoPac Holdings	43,051,214	7,152
	Shin Kong Financial Holdings Co.	28,465,822	6,598
	Pou Chen Corp.	15,151,432	6,503
	Wistron Corp.	8,796,653	6,137
	Catcher Technology Co., Ltd.	3,461,821	5,938
	Macronix International Co., Ltd.	20,066,511	5,222
	Powertech Technology Inc.	3,699,300	5,024
*	Powerchip Semiconductor Corp.	53,761,716	4,984
	E.Sun Financial Holding Co., Ltd.	20,845,302	4,793
	Chunghwa Picture Tubes, Ltd.	51,730,331	4,758
	Siliconware Precision Industries Co. ADR	1,101,732	4,550
	Taishin Financial Holdings	28,510,678	4,434
*	Tatung Co., Ltd.	26,003,000	4,295
	Polaris Securities Co., Ltd.	14,655,475	4,122
	HannStar Display Corp.	32,075,202	3,854
	Largan Precision Co., Ltd.	658,074	3,833
	Cheng Shin Rubber Industry Co., Ltd.	5,475,988	3,826
	Transcend Information Inc.	2,091,544	3,777
	KGI Securities Co., Ltd.	15,408,000	3,772
	U-Ming Marine Transport Corp.	3,152,600	3,698
	Tung Ho Enterprise Corp.	5,537,000	3,653
	Teco Electric & Machinery Co., Ltd.	12,868,000	3,547
	Novatek Microelectronics Corp., Ltd.	3,339,415	3,405
	Epistar Corp.	3,687,414	3,355
	Realtek Semiconductor Corp.	3,045,710	3,313
	Wan Hai Lines Ltd.	8,043,538	3,256
	Feng Hsin Iron & Steel Co., Ltd.	3,028,310	3,254
	Walsin Lihwa Corp.	19,107,970	3,250
*	Nanya Technology Corp.	18,942,397	3,194
	Taiwan Glass Industrial Corp.	6,461,361	3,159
	Evergreen Marine Corp.	7,830,879	3,147
	Motech Industries Inc.	1,421,204	3,028
	Inventec Co., Ltd.	11,367,796	3,022
	RichTek Technology Corp.	820,600	3,012
	Formosa Taffeta Co., Ltd.	6,216,868	2,923
	Tripod Technology Corp.	2,868,710	2,843
	Everlight Electronics Co., Ltd.	2,131,812	2,830
	Advantech Co., Ltd.	2,287,725	2,824
*	Taiwan Business Bank	14,698,000	2,810
	Mitac International Corp.	8,381,288	2,708

	Advanced Semiconductor Engineering Inc. ADR	1,673,959	2,678
*	CMC Magnetics Corp.	19,110,700	2,631
	Nan Ya Printed Circuit Board Corp.	1,377,670	2,579
*	EVA Airways Corp.	13,692,879	2,574
	Yang Ming Marine Transport	9,503,450	2,542
	Far Eastern Department Stores Ltd.	5,559,200	2,518
	Sino-American Silicon Products, Inc.	1,290,555	2,464
	Taiwan Secom Corp., Ltd.	1,965,846	2,455
	Unimicron Technology Corp.	6,312,754	2,358
	Cheng Uei Precision Industry Co., Ltd.	2,370,319	2,317
*	China Airlines	12,044,246	2,252
*	Formosa Sumco Technology Corp.	1,295,000	2,168
	Yulon Motor Co., Ltd.	5,804,128	2,111
	Eternal Chemical Co., Ltd.	4,641,996	2,006
*	Inotera Memories, Inc.	6,113,620	1,869
	Qisda Corp.	10,220,928	1,832
*	ProMOS Technologies Inc.	40,682,000	1,829
	Kinsus Interconnect Technology Corp.	1,738,233	1,538
	Compal Communications, Inc.	2,036,374	1,319
	Vanguard International Semiconductor Corp.	6,574,396	1,292
*	Ya Hsin Industrial Co., Ltd.	5,306,018	—
			1,261,625
Thailand (1.5%)
	PTT Public Co. Ltd. (Foreign)	6,679,352	30,155
	PTT Exploration and Production Public Co. Ltd. (Foreign)	9,046,473	25,263
	Bangkok Bank Public Co., Ltd. (Foreign)	6,946,731	14,586
	Kasikornbank Public Co. Ltd. (Foreign)	11,150,619	14,317
	Advanced Info Service Public Co., Ltd. (Foreign)	6,484,077	13,758
	Siam Commercial Bank Public Co. Ltd. (Foreign)	7,243,257	10,590
*	Bangkok Bank Public Co., Ltd. (Local)	3,158,043	6,444
	Banpu Public Co. Ltd. (Foreign)	882,575	5,542
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	16,468,900	5,236
*	Bank of Ayudhya PLC (Local)	19,721,365	4,915
*	Total Access Communication Public Co. Ltd.	5,504,882	4,575
	Thai Oil Public Co., Ltd. (Foreign)	6,338,900	4,367
	Siam Cement Public Co. Ltd. (Foreign)	1,475,507	4,182
	IRPC Public Co., Ltd. (Foreign)	72,969,460	3,985
	BEC World Public Co. Ltd. (Foreign)	6,512,530	3,486
*	Banpu Public Co. Ltd. (Local)	549,832	3,458
	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Foreign)	2,757,000	3,113
	Glow Energy Public Co. Ltd. (Foreign)	3,985,500	2,605
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	9,265,059	2,553
	Krung Thai Bank Public Co. Ltd. (Foreign)	22,061,731	2,480
*	Thai Military Bank Public Co., Ltd. (Foreign)	155,811,344	2,463
*	Siam Cement Public Co. Ltd. (Local)	867,910	2,460
	PTT Chemical Public Co., Ltd. (Foreign)	2,524,733	2,211
	Airports of Thailand Public Co. Ltd. (Foreign)	3,383,156	1,754

	Land and Houses Public Co. Ltd. (Foreign)	18,584,047	1,676
*	Advanced Info Service Public Co., Ltd. (Local)	194,000	412
*	Ratchaburi Electricity Generating Holding Public Co., Ltd. (Local)	94,400	107
*	IRPC Public Co., Ltd. (Local)	1,808,800	99
			176,792
Turkey (1.5%)
	Turkcell Iletisim Hizmetleri A.S.	4,909,333	26,023
*	Turkiye Garanti Bankasi A.S.	15,561,810	21,039
	Akbank T.A.S.	6,665,761	19,168
	Turkiye Is Bankasi A.S. C Shares	7,154,555	15,872
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,524,350	10,195
*	Turk Telekomunikasyon A.S.	3,957,165	10,179
	Eregli Demir ve Celik Fabrikalari A.S.	4,331,673	9,315
	Tupras-Turkiye Petrol Rafinerileri A.S.	946,836	8,971
*	Yapi ve Kredi Bankasi A.S.	6,481,577	6,993
	Haci Omer Sabanci Holding A.S.	3,425,359	6,514
*	BIM Birlesik Magazalar A.S.	282,298	6,037
	Turkiye Halk Bankasi A.S.	2,341,270	6,024
	Enka Insaat ve Sanayi A.S.	1,790,800	5,808
*	KOC Holding A.S.	3,013,121	4,200
	Turkiye Vakiflar Bankasi T.A.O.	5,736,523	4,154
*	Dogan Sirketler Grubu Holding A.S.	6,518,923	2,444
*	Coca-Cola Icecek A.S.	508,152	2,341
*	Asya Katilim Bankasi AS	3,091,213	1,986
*	Petkim Petrokimya Holding A.S.	701,273	1,610
	Aksigorta A.S.	928,465	1,506
*	Tekfen Holding A.S.	922,545	1,491
	Ford Otomotiv Sanayi A.S.	529,312	1,352
*	Turk Sise ve Cam Fabrikalari A.S.	2,285,671	1,337
	Arcelik A.S.	929,917	988
			175,547
Total Common Stocks (Cost $17,155,694)			11,911,289

	Coupon		Shares	Market Value ($000)
Temporary Cash Investments (6.5%)
Money Market Fund (6.4%)
[2,3]	Vanguard Market Liquidity Fund	0.780%	765,229,158	765,229

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)
U.S. Agency Obligation (0.1%)
[4,5]	Federal Home Loan Mortgage Corp.	1.206%	4/30/09	7,000	6,994
Total Temporary Cash Investments (Cost $772,209)					772,223
Total Investments (106.0%) (Cost $17,927,903)					12,683,512
Other Assets and Liabilities-Net (-6.0%)[3]					(716,744)
Net Assets (100%)					11,966,768

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $701,321,000.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the value of this security represented 0.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $765,229,000 of collateral received for securities on loan.
4	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
5	Securities with a value of $6,994,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

Emerging Markets Stock Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2009, the cost of investment securities for tax purposes was $17,931,010,000. Net unrealized depreciation of investment securities for tax purposes was $5,247,498,000, consisting of unrealized gains of $986,738,000 on securities that had risen in value since their purchase and $6,234,236,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 6.2%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
MSCI Taiwan Index	1,800	28,386	(1,037)

At January 31, 2009, the aggregate settlement value of open futures contracts expiring in February 2009 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	3,894,231	(1,037)
Level 2- Other significant observable inputs	8,789,281	-
Level 3- Significant unobservable inputs	-	-
Total	12,683,512	(1,037)

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Vanguard FTSE All-World ex-US Index Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.1%)
Argentina (0.1%)
	Tenaris SA ADR	88,320	1,748
	Petrobras Energia Participaciones SA ADR	101,808	692
	Banco Macro Bansud SA ADR	11,670	122
*	Telecom Argentina SA ADR	14,520	121
			2,683
Australia (4.4%)
	BHP Billiton Ltd.	1,185,892	21,991
	Westpac Banking Corp., Ltd.	989,898	9,707
	Commonwealth Bank of Australia	490,444	8,333
	National Australia Bank Ltd.	656,205	7,739
	Woolworths Ltd.	423,859	7,377
	Australia & New Zealand Bank Group Ltd.	679,740	5,641
	QBE Insurance Group Ltd.	350,077	5,265
	Westfield Group	683,534	5,159
	CSL Ltd.	190,875	4,501
	Woodside Petroleum Ltd.	186,383	4,101
	Telstra Corp. Ltd.	1,528,391	3,646
	Wesfarmers Ltd.	341,382	3,319
^	Rio Tinto Ltd.	121,510	3,154
	Newcrest Mining Ltd.	161,752	3,136
	Origin Energy Ltd.	303,169	2,671
	AMP Ltd.	704,990	2,325
	Foster's Group Ltd.	674,103	2,318
	Brambles Ltd.	498,249	2,119
	Santos Ltd.	206,345	1,850
	Insurance Australia Group Ltd.	652,957	1,595
^	Macquarie Group, Ltd.	95,362	1,525
	Suncorp-Metway Ltd.	320,720	1,495
	AGL Energy Ltd.	148,797	1,371
	Transurban Group	415,933	1,340
	AXA Asia Pacific Holdings Ltd.	450,846	1,332
	Stockland	550,152	1,250
	Sonic Healthcare Ltd.	139,169	1,219
	Coca-Cola Amatil Ltd.	196,412	1,132
	Oil Search Ltd.	392,284	1,062
	Amcor Ltd.	301,568	1,021
	Orica Ltd.	116,942	983
	Australian Stock Exchange Ltd.	57,840	982
	Incitec Pivot Ltd.	544,323	894
	Computershare Ltd.	193,129	874
	Macquarie Infrastructure Group	865,273	865

	Tatt's Group, Ltd.	467,238	843
	WorleyParsons Ltd.	83,109	774
*,^	Fortescue Metals Group Ltd.	712,415	767
	GPT Group	1,595,231	756
	Tabcorp Holdings Ltd.	181,027	748
	Cochlear Ltd.	20,123	747
	Toll Holdings Ltd.	214,402	735
	Metcash Ltd.	275,677	729
	Lion Nathan Ltd.	139,376	717
^	CFS Gandel Retail Trust	622,086	702
	Crown Ltd.	198,084	685
	Sims Metal Management Ltd.	64,858	684
	BlueScope Steel Ltd.	293,694	646
	Bendigo Bank Ltd.	101,365	637
	Lend Lease Corp.	144,622	611
	Dexus Property Group NPV	1,212,233	571
	Wesfarmers, Ltd. Price Protected Shares	55,717	539
	OneSteel Ltd.	339,386	511
^	Leighton Holdings Ltd.	48,567	504
	Nufarm Ltd.	67,961	480
	Qantas Airways Ltd.	304,024	466
	Aristocrat Leisure Ltd.	194,150	458
	Mirvac Group	626,928	443
	Macquarie Goodman Group	1,004,590	440
	Goodman Fielder Ltd.	435,231	419
	James Hardie Industries NV	166,355	408
*,^	Paladin Resources Ltd.	214,435	407
^	Boral Ltd.	194,764	402
	Alumina Ltd.	536,008	377
	CSR Ltd.	420,549	372
^	Harvey Norman Holdings Ltd.	276,950	369
	Macquarie Airports Group	252,592	362
	Perpetual Trustees Australia Ltd.	18,139	346
*	Iluka Resources Ltd.	130,178	345
	Ansell Ltd.	51,872	333
	Commonwealth Property Office Fund	622,395	332
	Caltex Australia Ltd.	57,272	314
	Sigma Pharmaceuticals Ltd.	413,951	313
^	Energy Resources of Australia Ltd.	25,196	304
	OZ Minerals Ltd.	865,799	303
	SP Ausnet	449,575	292
	Billabong International Ltd.	58,797	272
	Bank of Queensland Ltd.	42,695	198
	AWB Ltd.	132,088	183
	Macquarie Office Trust	1,555,108	183
	Consolidated Media Holdings, Ltd.	148,611	180
	Tower Australia Group Ltd.	115,060	168
	Asciano Group	223,539	153

^	John Fairfax Holdings Ltd.	173,132	152
	Gunns Ltd.	257,498	151
	Downer EDI Ltd.	67,846	151
	GWA International Ltd.	99,545	148
^	Flight Centre Ltd.	32,372	128
	Challenger Financial Services Group Ltd.	170,271	128
	Futuris Corp., Ltd.	332,706	118
	Australian Wealth Management Ltd.	206,571	116
	Adelaide Brighton Ltd.	101,823	108
^	Ten Network Holdings Ltd.	156,997	101
	Corporate Express Australia Ltd.	39,426	94
	Boart Longyear Group	800,198	94
	APN News & Media Ltd.	73,168	92
	Spotless Group Ltd.	55,511	89
	Minara Resources Ltd.	353,229	81
	Paperlinx Ltd.	170,402	47
	Macquarie CountryWide Trust	247,809	37
	Envestra Ltd.	183,658	35
^	West Australian Newspaper Holdings Ltd.	13,172	34
^	Babcock & Brown Ltd.	101,405	21
^	Babcock & Brown Infrastructure Group	382,796	20
	Australand Property Group	103,092	16
	ABC Learning Centres Ltd.	44,287	15
	Centro Retail Trust	197,668	7
*	Centro Properties Group	62,092	3
	Austereo Group Ltd.	2,615	2
*	Allco Finance Group Ltd.	15,255	—
			147,808
Austria (0.3%)
	Telekom Austria AG	126,110	1,770
	OMV AG	52,358	1,492
^	Erste Bank der Oesterreichischen Sparkassen AG	83,455	1,253
	Voestalpine AG	57,254	1,107
	Oesterreichische Elektrizitaetswirtschafts AG Class A	15,294	585
	Vienna Insurance Group	14,593	455
	Wienerberger AG	26,983	346
	EVN AG	20,340	314
^	Raiffeisen International Bank-Holding AG	14,646	297
*	IMMOEAST Immobilien Anlagen AG	243,839	284
*	Atrium European Real Estate	98,626	274
*	Immofinanz AG	189,436	214
	Strabag SE	11,528	212
			8,603
Belgium (0.7%)
	Anheuser-Busch InBev NV	273,203	6,934
	Delhaize Group	32,969	2,119
	Groupe Bruxelles Lambert SA	27,927	2,050
	Belgacom SA	57,235	1,997

	Colruyt NV	7,741	1,713
	UCB SA	54,321	1,687
	Solvay SA	21,486	1,518
	Fortis	743,930	1,476
	KBC Bank & Verzekerings Holding	57,134	1,035
	Umicore	39,504	734
^	Dexia	181,755	566
	Compagnie Nationale a Portefeuille	9,031	426
	Mobistar SA	4,047	297
	KBC Ancora	1,912	15
			22,567
Brazil (2.8%)
	Petroleo Brasileiro SA Series A ADR	456,752	9,893
	Petroleo Brasileiro SA ADR	346,095	9,068
	Companhia Vale do Rio Doce Sponsored ADR	537,413	6,524
	Companhia Vale do Rio Doce ADR	422,668	5,964
	Banco Bradesco SA ADR	487,537	4,363
	Petroleo Brasileiro SA Pfd.	378,546	4,084
	Banco Itau Holding Financeira SA ADR	378,848	3,804
	Companhia Siderurgica Nacional SA ADR	231,369	3,494
	Companhia de Bebidas das Americas ADR	76,015	3,101
	Itausa-Investimentos Itau SA	829,790	2,618
	Petroleo Brasileiro SA	196,000	2,566
	Companhia Vale do Rio Doce Pfd. Class A	204,200	2,465
	Companhia Vale do Rio Doce	152,400	2,135
	BM&F BOVESPA SA	724,711	2,090
	Companhia Energetica de Minas Gerais ADR	137,408	1,867
	Banco do Brasil SA	252,623	1,546
	Tele Norte Leste Participacoes ADR	110,000	1,353
	Gerdau SA ADR	199,000	1,270
	Natura Cosmeticos SA	147,823	1,268
	Embraer-Empresa Brasileira de Aeronautica SA ADR	75,625	1,140
	Banco Itau Holding Financeira SA	101,050	1,024
	Redecard SA	89,178	1,009
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	81,027	1,008
	Companhia de Concessoes Rodoviarias	100,376	989
	Centrais Electricas Brasileiras SA	87,334	985
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	38,116	978
	Brasil Telecom Participacoes SA ADR	29,101	941
	Perdigao SA	66,101	912
	Metalurgica Gerdau SA	94,418	812
	Bradespar SA Pfd.	75,240	759
	Companhia Paranaense de Energia-COPEL ADR	76,200	704
	Souza Cruz SA	32,400	654
	Tim Participacoes SA ADR	45,215	636
	Brasil Telecom Participacoes SA	23,970	617
	Tractebel Energia SA	78,770	609
	Ultrapar Participacoes S.A.	25,393	584

	All America Latina Logistica	141,416	536
	Weg SA	104,854	527
*	OGX Petroleo e Gas Participacoes SA	2,200	522
	Votorantim Celulose e Papel SA ADR	89,893	521
*	Net Servicos de Comunicacao SA	80,279	509
	Companhia de Bebidas das Americas	13,453	467
	Sadia SA ADR	101,089	426
	Vivo Participacoes SA ADR	28,481	404
	Cyrela Brazil Realty SA	88,071	353
	Aracruz Celulose SA ADR	41,510	348
^	Braskem SA ADR	68,750	340
	AES Tiete SA	45,916	318
	Usinas Siderurgicas de Minas Gerais SA	27,110	315
	JBS SA	150,286	311
*	Tim Participacoes SA	104,168	303
	Tele Norte Leste Participacoes SA	19,594	301
	Lojas Americanas SA Pfd.	103,500	285
	TELESP - Telecomunicacoes de Sao Paulo SA Pfd.	14,300	273
*	Suzano Papel e Celulose SA	54,123	273
	Gerdau SA	48,484	249
	Gerdau SA Pfd.	38,000	246
	CESP - Companhia Energetica de Sao Paulo	42,548	229
	Banco Bradesco SA	25,500	229
	Companhia de Saneamento Basico do Estado de Sao Paulo	20,992	227
	Tam SA	29,704	221
*	Cosan SA Industria e Comercio	48,134	218
	Telmar Norte Leste SA	10,600	207
	Companhia de Transmissao de Energia Electrica Paulista	11,000	201
	Klabin SA	131,700	199
	Fertilizantes Fosfatados S.A.	34,664	197
	Telesp - Telecomunicacoes de Sao Paulo SA	12,000	186
	Brasil Telecom SA Pfd.	30,390	156
	CPFL Energia SA	9,600	124
	Porto Seguro SA	20,260	120
	Energias do Brasil SA	11,600	111
	Companhia Energetica de Minas Gerais	10,354	105
	Tim Participacoes SA Pfd.	62,158	89
	B2W Com Global Do Varejo	8,180	88
	Localiza Rent a Car SA	23,242	82
	Duratex SA Pfd.	9,858	66
	AES Tiete SA	10,000	58
*	Companhia de Gas de Sao Paulo - Comgas	4,000	54
	MMX Mineracao e Metalicos SA	21,988	40
*	MPX Energia SA	300	21
*	LLX Logistica SA	21,988	14
	Confeccoes Guararapes SA	200	1
			94,904

Canada (5.8%)
	EnCana Corp.	264,980	11,792
^	Royal Bank of Canada	473,926	11,753
	Barrick Gold Corp.	308,135	11,594
*	Research in Motion Ltd.	198,517	10,973
	Toronto-Dominion Bank	297,823	9,666
^	Manulife Financial Corp.	531,591	8,826
	Bank of Nova Scotia, Halifax	348,509	8,432
	Potash Corp. of Saskatchewan, Inc.	105,831	7,962
	Goldcorp Inc.	256,563	7,599
	Canadian Natural Resources Ltd.	188,697	6,754
	Suncor Energy, Inc.	327,542	6,280
	TransCanada Corp.	215,259	5,789
	Canadian National Railway Co.	164,714	5,772
	Rogers Communications, Inc. Class B	184,884	5,214
	Canadian Imperial Bank of Commerce	134,943	5,131
	Bank of Montreal, Quebec	179,500	4,867
	Enbridge Inc.	130,300	4,276
	Kinross Gold Corp.	233,835	4,144
	Sun Life Financial Services of Canada	198,742	4,045
	Imperial Oil Ltd.	123,935	3,937
	Petro-Canada	172,967	3,751
	Talisman Energy, Inc.	362,911	3,436
^	Brookfield Asset Management Inc.	206,057	3,235
	Shoppers Drug Mart Corp.	74,600	2,760
*	Agnico-Eagle Mines Ltd.	50,524	2,699
	Nexen Inc.	182,238	2,654
	Power Corp. of Canada	146,700	2,530
	Shaw Communications Inc.	144,600	2,346
	Husky Energy Inc.	87,992	2,184
	Cameco Corp.	123,010	2,040
	BCE Inc.	93,205	1,909
	Agrium, Inc.	56,200	1,883
	Power Financial Corp.	97,800	1,805
	Canadian Pacific Railway Ltd.	55,000	1,669
*	Thomson Reuters Corp.	67,623	1,654
	National Bank of Canada	57,343	1,600
	Bombardier Inc. Class B	502,115	1,556
^	TransAlta Corp.	69,943	1,275
	Loblaw Cos., Ltd.	39,497	1,118
	Magna International	39,533	1,107
	IGM Financial, Inc.	37,766	1,001
	George Weston Ltd.	18,700	996
	Great-West Lifeco Inc.	65,666	991
	Canadian Tire Corp. Class A	28,402	947
*	CGI Group Inc.	90,778	735
	Canadian Utilities Ltd.	20,221	656
	Teck Cominco Ltd. Class B	163,672	633

	Finning International Inc.	58,960	605
	Saputo Inc.	35,190	569
	Telus Communications Inc.	20,037	568
	Brookfield Properties Corp.	101,950	542
	Telus Corp.-Non Voting Shares	16,683	445
	Bombardier Inc. Class A	28,833	91
^	Nova Chemicals Corp.	34,808	65
			196,861
Chile (0.3%)
	Sociedad Quimica y Minera de Chile SA ADR	101,270	2,744
	Empresa Nacional de Electricidad SA ADR	58,498	2,187
	Enersis SA ADR	130,085	1,867
	Banco Santander Chile SA ADR	50,694	1,794
	Empresas Copec SA	153,842	1,244
	S.A.C.I. Falabella SA	115,147	332
	CAP SA	16,167	211
	Banco de Chile	1,701,489	97
	Cencosud SA	51,488	93
*	Colburn SA	513,465	91
	Empresa Nacional de Telecomunicaciones SA	8,160	90
	Banco de Credito e Inversiones	4,240	84
	Lan Airlines SA	8,765	73
	Compania Cervecerias Unidas SA	1,800	11
	Corpbanca	1,319,400	6
	Embotelladora Andina SA Pfd. Class B	2,200	5
			10,929
China (2.0%)
^	China Life Insurance Co., Ltd.	2,603,000	6,851
	PetroChina Co. Ltd.	7,406,000	5,467
^	China Construction Bank	10,142,000	4,947
	CNOOC Ltd.	4,825,000	4,153
	China Petroleum & Chemical Corp.	5,876,000	3,168
	Ping An Insurance (Group) Co. of China Ltd.	709,000	3,071
	Bank of China	10,471,000	2,744
	China Shenhua Energy Co. Ltd. H Shares	1,162,500	2,479
	China Unicom Ltd.	2,388,182	2,204
	China Telecom Corp. Ltd.	5,552,000	2,014
	China Communications Construction Co., Ltd.	2,016,000	1,951
^	China Merchants Bank Co., Ltd. Class H	1,208,000	1,951
^	Bank of Communications Ltd. Class H	2,458,000	1,601
	China Merchants Holdings International Co. Ltd.	868,000	1,528
	Fujian Zijin Mining Industry Co., Ltd.	2,494,000	1,311
	China Resources Enterprise Ltd.	890,000	1,280
	China Coal Energy Co.	1,781,000	1,278
	Cosco Pacific Ltd.	1,360,000	1,217
	Beijing Datang Power Generation Co., Ltd.	1,920,000	953
^	Huaneng Power International, Inc. H Shares	1,260,000	903
*,^	PICC Property and Casualty Co., Ltd.	1,922,000	866
	CITIC Pacific Ltd.	712,000	837

	Denway Motors Ltd.	2,772,000	826
^	China Resources Land Ltd.	668,000	772
	China Resources Power Holdings Co., Ltd.	420,000	770
^	Air China Ltd.	2,858,000	755
*,^	Anhui Conch Cement Co. Ltd.	144,000	690
*	China Railway Construction Corp.	443,000	606
	China Mengniu Dairy Co., Ltd.	415,000	548
^	Aluminum Corp. of China Ltd.	998,000	449
	Shanghai Industrial Holding Ltd.	168,000	428
^	BYD Co. Ltd.	218,600	407
	Beijing Enterprises Holdings Ltd.	88,000	345
	Yanzhou Coal Mining Co. Ltd. H Shares	528,000	343
^	Li Ning Co., Ltd.	244,000	339
^	Angang Steel Co., Ltd.	342,000	331
	GOME Electrical Appliances Holdings Ltd.	2,283,000	330
	China Shipping Development Co.	338,000	328
	Zhejiang Expressway Co., Ltd.	568,000	323
	China Oilfield Services Ltd.	406,000	319
	China COSCO Holdings Co., Ltd.	523,800	313
	China Bluechemical, Ltd.	572,000	300
*	Shanghai Electric Group Co., Ltd. Class H	952,000	300
	Jiangxi Copper Co. Ltd.	437,000	298
	Dongfeng Motor Corp.	854,000	297
	China Everbright Ltd.	262,000	286
	Inner Mongolia Yitai Coal Co., Ltd.	91,900	282
	Chaoda Modern Agriculture Holdings Ltd.	437,884	277
	Beijing Capital International Airport Co., Ltd.	616,000	272
	China Communication Services Corp. Ltd.	450,000	270
	China Vanke Co., Ltd.	341,640	265
	Parkson Retail Group Ltd.	294,000	262
^	Guangzhou R&F Properties Co. Ltd.	319,600	260
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	332,900	244
	Guangdong Investment Ltd.	604,000	230
	Jiangsu Expressway Co. Ltd. H Shares	316,000	224
	Sinopec Shanghai Petrochemical Co. Ltd.	828,000	193
	China Shipping Container Lines Co. Ltd.	1,179,700	187
	Guangzhou Investment Co. Ltd.	1,896,000	185
^	Maanshan Iron and Steel Co. Ltd.	540,000	176
	China International Marine Containers (Group) Co., Ltd.	295,437	157
^	Tsingtao Brewery Co., Ltd.	82,000	155
	Yantai Changyu Pioneer Wine Co., Ltd.	35,700	135
	ZTE Corp.	44,560	127
	Yangzijiang Shipbuilding Holdings Ltd.	259,000	73
	Weichai Power Co., Ltd. Class H	32,000	61
	Dongfang Electrical Corp Ltd.	26,000	58
	Zhaojin Mining Industry Co. Ltd.	73,000	57
	Nine Dragons Paper Holdings Ltd.	179,000	50
	China Travel International	316,000	48
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	45,900	46

	Harbin Power Equipment Co., Ltd.	66,000	46
	Global Bio-chem Technology Group Co. Ltd.	284,000	41
	The Guangshen Railway Co., Ltd.	128,000	41
	Hidili Industry Int'l Development Ltd.	124,000	41
	KWG Property Holding, Ltd.	161,500	36
	China Molybdenum Co. Ltd.	87,000	35
	China Foods Ltd.	100,000	33
*	Guangzhou Shipyard International Co. Ltd.	28,000	31
	Zhejiang Southeast Electric Power Co., Ltd.	72,400	30
	Huadian Power International Corp. Ltd.	140,000	30
	TPV Technology Ltd.	132,000	30
	CSG Holding Co. Ltd.	46,507	26
*	China Southern Airlines Co. Ltd.	159,000	26
	Shenzhen Expressway Co. Ltd.	68,000	25
	TravelSky Technology Ltd.	64,000	25
	Shenzhen Investment Ltd.	144,808	25
	Sinotrans Ltd.	153,000	24
	China Merchants Property Development Co., Ltd.	22,950	24
	Shandong Chenming Paper Holdings Ltd. Class B	54,700	23
*	Dazhong Transportation Group Co., Ltd. B Shares	48,000	22
*	China Eastern Airlines Corp. Ltd.	122,000	17
	Weiqiao Textile Co. Ltd.	54,000	16
*	Brilliance China Automotive Holdings Ltd.	248,000	15
	Great Wall Motor Co., Ltd.	39,500	14
*	BOE Technology Group Co. Ltd. Class B	100,400	13
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	10,300	7
	Guangdong Electric Power Development Co., Ltd.	16,400	6
*	Semiconductor Manufacturing International Corp.	152,000	5
	Anhui Expressway Co., Ltd.	8,000	3
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	3,200	3
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	3,840	3
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	4,300	2
	Bengang Steel Plates Co., Ltd.	7,000	2
*	Chongqing Changan Automobile Co., Ltd.	10,656	2
	Shanghai Friendship Group Inc. Co. Class B	2,900	2
	Guangdong Provincial Expressway Development Co., Ltd.	6,100	2
	Shanghai Jinjiang International Hotels DevelopmentCo., Ltd. Class B	2,700	2
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	20,000	2
	Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	2,800	2
*	Shanghai Haixan Group Co. Ltd. Class B	8,200	2
	Huadian Energy Co. Ltd.	7,600	2
*	Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd. Class B	3,500	2
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	7,100	2
	Guangzhou Pharmaceutical Co., Ltd.	4,000	1
*	Jinzhou Port Co., Ltd.	3,300	1

	Jiangling Motors Corp. Ltd.	1,800	1
	Double Coin Holdings, Ltd. Class B	4,300	1
	Weifu High-Technology Co., Ltd.	2,000	1
	Tianjin Capital Environmental Protection Co., Ltd.	4,000	1
*	Shenzhen Special Economic Zone Real Estate Group Co. Ltd. Class B	2,100	—
			68,517
Colombia (0.0%)
	Bancolombia SA ADR	52,431	1,097

Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	73,086	2,486
	Komercni Banka a.s.	13,621	1,498
	Cesky Telecom a.s.	38,890	723
	Zentiva NV	3,900	199
	Unipetrol a.s.	17,257	100
			5,006
Denmark (0.7%)
	Novo Nordisk A/S B Shares	184,004	9,803
*	Vestas Wind Systems A/S	64,300	3,097
	AP Moller-Maersk A/S B Shares	504	2,409
	AP Moller-Maersk A/S A Shares	493	2,388
	Danske Bank A/S	236,568	2,376
	Novozymes A/S	19,004	1,511
	Carlsberg A/S B Shares	38,268	1,264
	Coloplast A/S B Shares	10,012	612
	Danisco A/S	15,620	573
^	FLS Industries A/S B Shares	15,200	416
*	Jyske Bank A/S	15,022	340
	H. Lundbeck A/S	15,700	326
*,^	William Demant A/S	7,200	238
	Rockwool International A/S	192	13
			25,366
Egypt (0.1%)
	Orascom Telecom Holding SAE GDR	47,965	974
	Orascom Construction Industries GDR	23,247	946
			1,920
Finland (0.9%)
	Nokia Oyj	1,334,035	16,351
	Sampo Oyj A Shares	195,630	3,140
	Fortum Oyj	148,998	2,907
	Kone Oyj	83,163	1,739
	UPM-Kymmene Oyj	179,736	1,698
^	Neste Oil Oyj	89,377	1,294
	Stora Enso Oyj R Shares	211,133	1,287
^	Wartsila Oyj B Shares	29,680	794
	Outokumpu Oyj A Shares	43,124	491
	Rautaruuki Oyj	29,800	473
	Metso Oyj	46,616	453
	Kesko Oyj	17,100	420

	Nokian Renkaat Oyj	29,500	288
	Sanoma Oyj	10,828	127
			31,462
France (8.1%)
	Total SA	845,188	42,119
	Gaz de France	580,813	22,221
	Sanofi-Aventis	348,355	19,593
	France Telecom SA	688,507	15,429
	BNP Paribas SA	319,588	12,201
	Axa	726,980	11,449
	Vivendi SA	410,958	10,587
	Groupe Danone	181,550	9,318
	Societe Generale Class A	209,959	8,779
	Carrefour SA	250,184	8,531
	LVMH Louis Vuitton Moet Hennessy	129,420	7,049
	L'Oreal SA	105,882	7,022
	Air Liquide SA	91,365	6,644
	Vinci SA	174,140	5,940
	Schneider Electric SA	86,570	5,478
	Pernod Ricard SA	77,156	4,839
	Alstom	100,583	4,833
	Cie. de St. Gobain SA	135,098	4,564
	Electricite de France	90,941	4,432
	Unibail Co.	29,095	3,901
	Credit Agricole SA	318,269	3,853
	Veolia Environnement	166,939	3,757
^	Accor SA	80,387	3,173
	Bouygues SA	89,843	3,059
^	Hermes International	28,133	2,830
	Essilor International SA	73,816	2,809
^	Lafarge SA	51,999	2,388
^	Sodexho Alliance SA	41,947	2,121
*	Suez Environnement SA	132,865	2,117
	Vallourec SA	18,466	1,804
	Cap Gemini SA	51,607	1,773
	Lagardere S.C.A.	45,322	1,724
	Pinault-Printemps-Redoute SA	32,917	1,659
*	Alcatel-Lucent	817,774	1,605
	Compagnie Generale des Etablissements Michelin SA	38,379	1,500
	Renault SA	73,287	1,412
	STMicroelectronics NV	249,400	1,288
	Christian Dior SA	25,603	1,274
	Technip SA	39,626	1,225
	Thales SA	27,631	1,223
^	Eiffage SA	24,562	1,209
	Publicis Groupe SA	50,467	1,182
	PSA Peugeot Citroen	64,426	1,090
	CNP Assurances	15,943	1,061
	Casino Guichard-Perrachon SA	13,858	908

	Safran SA	72,131	900
	Dassault Systemes SA	19,619	740
	Societe BIC SA	13,009	697
	Klepierre	27,412	652
	Eutelsat Communications	29,489	629
	Legrand SA	36,603	615
	Societe Television Francaise 1	56,973	612
	Bureau Veritas SA	15,851	597
	Eramet SLN	3,707	585
*	Compagnie Generale de Geophysique SA	46,559	562
	Aeroports de Paris (ADP)	10,206	546
^	Atos Origin SA	22,999	545
^	Air France	52,724	504
^	Gecina SA	6,507	450
	Societe des Autoroutes Paris-Rhin-Rhone	7,849	446
	Natixis	286,266	445
	Imerys SA	11,121	442
^	PagesJaunes SA	48,132	424
	Eurazeo	11,409	386
	Wendel Investissement	8,815	342
	Ciments Francais SA	4,192	320
	Valeo SA	26,972	300
^	JCDecaux SA	21,559	296
	Arkema	19,728	277
	Euler Hermes SA	4,950	177
			275,462
Germany (5.9%)
	E.On AG	669,578	21,568
^	Siemens AG	322,560	18,164
	Bayer AG	270,740	14,372
	Deutsche Telekom AG	1,157,009	13,962
	Allianz AG	158,697	13,306
	SAP AG	330,179	11,601
	RWE AG	138,875	10,790
	Volkswagen AG	31,274	9,992
	BASF AG	334,996	9,704
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	73,071	9,650
	Daimler AG (Registered)	341,439	9,566
^	Deutsche Bank AG	201,561	5,252
	Deutsche Post AG	321,653	4,014
	Deutsche Boerse AG	69,354	3,484
	Fresenius Medical Care AG	77,139	3,452
	Linde AG	44,152	2,944
^	ThyssenKrupp AG	138,309	2,807
	K&S AG	57,395	2,712
	Bayerische Motoren Werke AG	108,361	2,570
	Adidas AG	70,581	2,442
	Man AG	49,284	2,142
	Metro AG	55,928	2,028

	Merck KGaA	23,202	1,964
	Volkswagen AG Pfd.	36,546	1,805
*,^	Porsche AG	30,294	1,775
	Henkel AG & Co. KGaA	64,168	1,657
	Beiersdorf AG	32,286	1,580
	Fresenius AG Pfd.	28,085	1,553
	Salzgitter AG	16,225	1,176
^	Commerzbank AG	251,185	1,136
	Henkel KGaA	45,043	1,049
	Deutsche Lufthansa AG	79,915	969
	TUI AG	87,737	736
	Hannover Rueckversicherung AG	21,389	654
^	Solarworld AG	29,304	617
	Hochtief AG	17,765	607
	Celesio AG	27,778	595
	Fresenius AS	11,310	555
^	Fraport AG	13,269	496
	Lanxess	29,438	430
	Wacker Chemie AG	5,627	401
	Puma AG	2,211	398
	Deutsche Postbank AG	30,964	372
^	HeidelbergCement AG	9,448	366
*,^	Q-Cells AG	13,445	328
	Suedzucker AG	17,809	282
^	Hamburger Hafen und Logistik AG	10,475	267
	Aachener & Muenchener Beteiligungs AG (Bearer)	2,925	233
*,^	Infineon Technologies AG	241,202	214
^	Hypo Real Estate Holding AG	63,822	103
*,^	Arcandor AG	34,100	87
			198,927
Greece (0.4%)
	National Bank of Greece SA ADR	913,673	2,960
	Greek Organization of Football Prognostics	85,575	2,490
	Hellenic Telecommunications Organization SA ADR	283,083	2,146
	Alpha Credit Bank SA	138,615	1,159
	EFG Eurobank Ergasias	147,214	921
	GEA Group AG	66,449	765
	Bank of Piraeus	108,861	719
	Marfin Financial Group SA	187,330	691
	Coca-Cola Hellenic Bottling Co. SA	47,948	655
	Public Power Corp.	37,840	633
	Titan Cement Co. SA	18,618	339
	Hellenic Petroleum SA	42,940	309
*	Commercial Bank of Greece SA	9,380	65
	National Bank of Greece SA	187	3
			13,855
Hong Kong (3.1%)
	China Mobile (Hong Kong) Ltd.	2,109,000	18,985
^	Industrial and Commercial Bank of China Ltd. Class H	14,675,000	6,205

	Sun Hung Kai Properties Ltd.	652,409	5,780
	Hutchison Whampoa Ltd.	1,129,000	5,745
	Cheung Kong Holdings Ltd.	600,000	5,536
	CLP Holdings Ltd.	636,500	4,308
	Hong Kong Exchanges & Clearing Ltd.	407,300	3,498
	Hong Kong Electric Holdings Ltd.	567,500	3,324
	Hang Seng Bank Ltd.	263,500	3,173
	Hong Kong & China Gas Co., Ltd.	1,728,850	2,814
	Swire Pacific Ltd. A Shares	404,000	2,609
	Hang Lung Properties Ltd.	995,000	2,237
^	China Overseas Land & Investment Ltd.	1,709,760	2,236
	Wharf Holdings Ltd.	888,250	2,195
	Li & Fung Ltd.	1,080,000	2,148
	Tencent Holdings Ltd.	315,600	1,928
	Henderson Land Development Co. Ltd.	501,466	1,916
	Hongkong Land Holdings Ltd.	805,000	1,688
	Esprit Holdings Ltd.	303,300	1,610
	Jardine Matheson Holdings Ltd.	78,400	1,543
	Boc Hong Kong Holdings Ltd.	1,398,237	1,426
	Hang Lung Development Co., Ltd.	430,000	1,385
	Tingyi Holding Corp.	1,100,000	1,270
	MTR Corp.	530,000	1,266
	Link REIT	667,343	1,248
	China Citic Bank	3,229,700	1,198
	Shangri-La Asia Ltd.	1,012,444	1,179
	Bank of East Asia Ltd.	504,400	1,000
^	Hengan International Group Co. Ltd.	282,622	940
	Hopewell Holdings Ltd.	271,000	888
	New World Development Co., Ltd.	934,000	885
	PCCW Ltd.	1,669,000	859
	Sino Land Co.	808,000	775
^	China National Building Material Co., Ltd.	672,000	728
*,^	China Railway Group, Ltd.	1,251,000	703
	Wing Hang Bank Ltd.	137,500	665
	Cathay Pacific Airways Ltd.	514,015	596
	Sino-Ocean Land Holdings Ltd.	1,124,500	559
^	Sinofert Holdings, Ltd.	932,000	527
	Hysan Development Co., Ltd.	275,000	446
	Kingboard Chemical Holdings Ltd.	275,000	443
	Kerry Properties Ltd.	182,000	426
	Cheung Kong Infrastructure Holdings Ltd.	113,000	422
^	Lenovo Group Ltd.	2,114,000	393
	Chinese Estates Holdings	311,000	381
	Wheelock and Co. Ltd.	203,000	357
	Techtronic Industries Co., Ltd.	962,500	315
	China Insurance International Holdings Co., Ltd.	232,000	295
	Cafe De Coral Holdings Ltd.	140,000	270
	Belle International Holdings Ltd.	670,000	267
	China High Speed Transmission Equipment Group Co., Ltd.	219,000	257

	CNPC Hong Kong Ltd.	860,000	243
	Shimao Property Holdings Ltd.	357,594	230
*	Foxconn International Holdings Ltd.	623,000	228
	Fosun International	614,000	200
	Huabao International Holdings Ltd.	305,000	195
	Television Broadcasts Ltd.	55,000	195
	Agile Property Holdings, Inc.	480,000	184
	Yue Yuen Industrial (Holdings) Ltd.	86,500	158
	First Pacific Co. Ltd.	396,000	142
	Hong Kong Aircraft & Engineering Co., Ltd.	16,000	140
	Guoco Group	20,000	115
	Hong Kong and Shanghai Hotels Ltd.	148,000	109
	Country Garden Holdings Co.	524,960	108
	ASM Pacific Technology Ltd.	33,800	103
	Hutchison Telecommunications International Ltd.	370,000	93
	NWS Holdings Ltd.	73,000	89
	Hopewell Highway Infrastructure Ltd.	147,500	88
	Industrial and Commercial Bank of China (Asia) Ltd.	90,777	84
	Orient Overseas International Ltd.	31,000	73
	Lifestyle International Holdings, Ltd.	81,500	66
	Giordano International Ltd.	274,000	65
	Johnson Electric Holdings Ltd.	278,500	59
	Anta Sports Products Ltd.	113,000	52
	New World China Land Ltd.	161,200	40
*,^	CITIC Resources Holdings Ltd.	370,300	39
	Shui On Land Ltd.	151,500	38
	Shun Tak Holdings Ltd.	99,000	36
^	C C Land Holdings Ltd.	135,000	33
	Great Eagle Holdings Ltd.	26,000	32
	Kowloon Development Co., Ltd.	70,000	30
	Texwinca Holdings Ltd.	66,000	28
	Shenzhen International Holdings Ltd.	647,500	27
	Dah Sing Financial Group	10,400	25
	Hopson Development Holdings Ltd.	44,000	25
*,^	Galaxy Entertainment Group Ltd.	129,000	21
	Greentown China Holdings Ltd.	54,500	20
	Melco International Development Corp.	51,000	15
	Lee & Man Paper Manufacturing Ltd.	29,200	13
	Henderson Investment Ltd.	74,000	5
	Lianhua Supermarket Holdings Ltd. Class H	4,000	4
	Chong Hing Bank Ltd.	3,000	3
	Mandarin Oriental International Ltd.	4,000	3
	Hutchinson Harbour Ring Ltd.	38,000	3
	Dah Sing Banking Group Ltd.	2,800	2
	Fubon Bank (Hong Kong) Ltd.	6,000	2
	Next Media Ltd.	14,000	2
	Beijing North Star Co. Ltd.	10,000	2
	Public Financial Holdings Ltd.	4,000	1
			105,315

Hungary (0.1%)
	Richter Gedeon Nyrt.	8,250	938
	MOL Hungarian Oil and Gas Nyrt.	24,055	933
*,^	OTP Bank Nyrt.	93,450	926
	Magyar Tavkozlesi Nyrt.	127,995	314
			3,111
India (1.8%)
	Infosys Technologies Ltd. ADR	237,905	6,319
	Reliance Industries Ltd. GDR	102,019	5,443
	ITC Ltd.	979,310	3,576
*	Bharti Airtel Ltd.	263,289	3,379
	ICICI Bank Ltd. ADR	153,643	2,532
	Housing Development Finance Corp. Ltd.	71,611	2,211
	Larsen & Toubro Ltd.	151,692	2,113
	State Bank of India GDR	42,705	2,042
	HDFC Bank Ltd. ADR	32,699	1,885
	Hindustan Lever Ltd.	304,989	1,615
	Wipro Ltd. ADR	224,950	1,561
	Oil and Natural Gas Corp. Ltd.	103,985	1,381
	Bharat Heavy Electricals Ltd.	50,997	1,359
	NTPC Ltd.	314,963	1,210
	Tata Communications Ltd.	66,255	1,192
	Reliance Industries Ltd.	42,282	1,128
	Reliance Communication Ventures	284,003	973
	Axis Bank Ltd.	92,776	808
	Cipla Ltd.	204,873	798
	Mahanagar Telephone Nigam Ltd. ADR	273,436	796
	Tata Iron and Steel Co. Ltd.	190,323	709
	Dr. Reddy's Laboratories Ltd. ADR	60,453	547
*	Reliance Petroleum Ltd.	312,532	546
	Sterlite Industries (India) Ltd.	98,412	544
	Tata Consultancy Services Ltd.	52,036	538
	GlaxoSmithKline Pharmaceuticals (India) Ltd.	22,325	528
	Gail India Ltd.	132,147	523
*	Essar Oil Ltd.	334,140	497
	Grasim Industries Ltd.	19,585	471
	Reliance Energy Ltd.	39,835	466
	Tata Power Co. Ltd.	29,596	455
	Punjab National Bank Ltd.	56,081	453
	Satyam Computer Services Ltd. ADR	217,108	413
	Hero Honda Motors Ltd.	22,754	406
	Hindalco Industries Ltd.	374,535	370
	Sun Pharmaceutical Industries Ltd.	17,022	370
	Jindal Steel & Power Ltd.	17,543	365
*	Reliance Natural Resources, Ltd.	348,915	363
*	Cairn India Ltd.	107,931	358
	Jaiprakash Associates Ltd.	232,582	355
*	Idea Cellular Ltd.	367,853	349
	Reliance Capital Ltd.	40,282	340

	Bajaj Auto Ltd.	32,107	307
	Bharat Petroleum Corp. Ltd.	37,664	299
	Power Grid Corp of India Ltd	167,853	299
	Steel Authority of India Ltd.	176,491	295
	Hindustan Petroleum Corp., Ltd.	50,201	291
	Asea Brown Boveri India Ltd.	29,788	291
	Maruti Udyog Ltd.	24,690	283
	Infrastructure Development Finance Co., Ltd.	237,721	276
	Indian Oil Corporation Ltd.	30,570	276
	Nestle India Ltd.	8,240	246
	Siemens India Ltd.	58,541	243
*	Reliance Power Ltd.	111,920	242
	Aditya Birla Nuvo Ltd.	24,593	232
	Ambuja Cements Ltd.	161,875	232
	Kotak Mahindra Bank	40,347	231
	DLF Ltd.	63,134	225
	Mundra Port and Special Economic Zone Ltd.	28,507	223
	Bank of India	43,368	219
	Union Bank of India Ltd.	71,623	213
	JSW Steel Ltd.	49,301	209
	Sesa Goa Ltd.	115,420	198
	Adani Exports, Ltd.	34,649	197
	Nicholas Piramal India Ltd.	44,656	192
	Lupin Ltd.	15,720	181
*	Pantaloon Retail India Ltd.	53,198	174
	Ranbaxy Laboratories Ltd.	39,100	171
	Divi's Laboratories Ltd.	9,460	168
	Dabur India Ltd.	91,314	163
	Canara Bank Ltd.	43,405	158
	Tata Motors Ltd.	51,905	156
	United Spirits Ltd.	11,437	137
	Colgate-Palmolive (India) Ltd.	12,688	109
	Bank of Baroda	20,753	105
	Tata Chemicals Ltd.	24,499	76
	Mahindra & Mahindra Ltd.	12,452	76
	Zee Entertainment Enterprises	32,802	73
	Asian Paints (India) Ltd.	4,405	71
	Suzlon Energy Ltd.	74,326	71
	HCL Technologies Ltd.	29,116	68
	Great Eastern Shipping Co.	17,664	61
*	Glenmark Pharmaceuticals Ltd.	21,865	61
	Crompton Greaves, Ltd.	22,106	58
	Bajaj Finserv Ltd.	16,537	57
	Indiabulls Financial Services Ltd.	24,987	56
	Unitech, Ltd.	85,675	55
	Aban Offshore Ltd.	5,405	53
	Bharat Forge Ltd.	28,530	49
*	Tata Teleservices Maharashtra Ltd.	101,007	46
	Bajaj Holdings and Investment Ltd.	8,936	41

	Associated Cement Cos. Ltd.	3,467	36
	Punj Lloyd Ltd.	17,917	34
*	Neyveli Lignite Corp., Ltd.	21,045	34
*	Hindustan Zinc Ltd.	4,543	32
	Bharat Electronics Ltd.	1,858	31
	Ultratech Cemco Ltd.	3,849	31
	Financial Technologies (India) Ltd.	2,704	26
*	Sun TV Network Ltd.	7,768	26
*	Mangalore Refinery and Petrochemicals Ltd.	34,553	26
	Oriental Bank of Commerce	8,752	26
	National Aluminium Co., Ltd.	6,100	24
*	GMR Infrastructure Ltd.	15,377	23
	Godrej Industries Ltd.	17,213	22
	Housing Development & Infrastructure Ltd.	10,260	20
	Industrial Development Bank of India Ltd.	16,782	19
	Moser Baer India Ltd.	9,766	13
	Ashok Leyland Ltd.	41,763	12
*	Oracle Financial Services Software	935	11
	Great Offshore Ltd.	2,253	11
*	Sun Pharma Advanced Research Company, Ltd.	10,800	10
	Mphasis Ltd.	2,267	7
	Castrol (India) Ltd.	358	2
	Shipping Corp. of India Ltd.	1,228	2
	Cadila Healthcare Ltd.	364	2
	Corporation Bank	416	2
*	Piramal Life Sciences Ltd.	1,618	1
	Tech Mahindra Ltd.	221	1
	Wockhardt Ltd.	500	1
*	Jet Airways (India) Ltd.	250	1
	Zydus Wellness Ltd.	97	—
			60,986
Indonesia (0.3%)
	PT Astra International Tbk	1,923,500	2,162
	PT Telekomunikasi Indonesia Tbk	3,480,500	1,910
	PT Bank Central Asia Tbk	4,247,000	1,008
	PT Bank Rakyat Indonesia Tbk	1,903,000	745
	PT Perusahaan Gas Negara Tbk	3,107,500	586
	PT Indonesian Satellite Corp. Tbk	765,000	375
	PT United Tractors Tbk	856,000	374
	PT Unilever Indonesia Tbk	434,000	299
	PT Bumi Resources Tbk	6,871,000	299
	PT Bank Mandiri Tbk	1,199,000	188
	PT Astra Agro Lestari Tbk	197,000	185
	PT Semen Gresik Tbk	582,000	175
	PT Tambang Batubara Bukit Asam Tbk	175,500	112
	PT Indocement Tunggal Prakarsa Tbk (Local)	197,500	77
*	PT Bank Indonesia Tbk	1,621,500	74
	PT Indofood Sukses Makmur Tbk	678,500	57
	PT International Nickel Indonesia Tbk	252,500	54

	PT Aneka Tambang Tbk	460,000	44
	PT Gudang Garam Tbk	45,500	21
	PT Bank Danamon Tbk	78,000	15
	PT Ramayana Lestari Sentosa Tbk	221,500	9
			8,769
Ireland (0.3%)
	CRH PLC	189,396	4,448
*	Elan Corp. PLC	166,996	1,203
*	Ryanair Holdings PLC ADR	39,233	942
	Kerry Group PLC A Shares	49,060	919
	Allied Irish Banks PLC	332,499	477
	Bank of Ireland	313,986	241
*	Ryanair Holdings PLC	58,749	213
	Irish Life & Permanent PLC	96,159	202
	Anglo Irish Bank Corp. PLC	236,607	66
			8,711
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	313,950	12,973
	Israel Chemicals Ltd.	233,391	1,587
	Bezeq Israeli Telecommunication Corp., Ltd.	639,925	946
*	NICE Systems Ltd.	39,050	752
	Bank Hapoalim Ltd.	335,850	605
	Perrigo Co.	18,502	539
	Perrigo Co. (U.S. Shares)	16,896	496
	Partner Communications Co. Ltd.	26,800	412
	Makhteshim-Agan Industries Ltd.	126,825	396
	Cellcom Israel Ltd.	17,342	362
	Bank Leumi Le-Israel	190,180	346
	Elbit Systems Ltd.	7,800	345
	The Israel Corp. Ltd.	833	174
	United Mizrahi Bank Ltd.	37,300	172
	Paz Oil Company Ltd.	1,278	114
	Osem Investment Ltd.	8,700	89
	Super Sol Ltd.	20,400	64
	Strauss Group Ltd.	7,400	61
	Ormat Industries Ltd.	7,805	57
	Discount Investment Corp. Ltd.	5,500	48
	Israel Discount Bank Ltd.	42,700	33
	Oil Refineries Ltd.	136,313	32
	IDB Development Corp. Ltd.	3,200	29
	Elbit Medical Imaging Ltd.	2,156	27
*	Hot Telecommunication System Ltd.	4,100	25
	IDB Holding Corp., Ltd.	1,840	24
*	Koor Industries Ltd.	1,500	14
*	Jerusalem Economic Corp., Ltd.	2,836	8
	Africa-Israel Investments Ltd.	400	3
	Harel Insurance Investments Ltd.	100	2
	Clal Insurance Enterprise Holdings Ltd.	200	1
	Blue Square-Israel Ltd.	100	1

	Migdal Insurance Holdings Ltd.	700	1
	Delek Automotive Systems Ltd.	100	1
	Gazit-Globe (1982) Ltd.	117	1
	Delek Group, Ltd.	8	1
*	First International Bank of Israel Ltd. -ILS .01 Par	411	1
*	Alvarion Ltd.	151	1
*	First International Bank of Israel Ltd. -ILS .05 Par	82	1
	Clal Industries and Investments Ltd.	200	—
*	Given Imaging Ltd.	34	—
	Property & Building Corp.	7	—
			20,744
Italy (2.8%)
	Eni SpA	966,183	20,436
	Assicurazioni Generali SpA	495,425	10,307
	Intesa Sanpaolo SpA	3,146,410	9,916
	Enel SpA	1,617,624	9,074
	UniCredit SpA	5,031,932	8,854
	Telecom Italia SpA	4,703,088	5,779
	Unione Di Banche Italiane ScpA	223,344	2,779
	Finmeccanica SpA	154,119	2,411
	Atlantia SpA	148,415	2,168
	Telecom Italia SpA RNC	2,121,197	2,045
	Saipem SpA	116,317	1,772
	Snam Rete Gas SpA	338,798	1,765
	Terna SpA	540,037	1,641
	Mediaset SpA	324,487	1,580
	Banca Monte dei Paschi di Siena SpA	996,472	1,429
	Fiat SpA	291,473	1,419
	Mediobanca Banca di Credito Finanziaria SpA	142,192	1,290
	Banco Popolare SpA	223,709	1,276
	Alleanza Assicurazioni SpA	150,772	1,023
	A2A SpA	539,166	936
	Parmalat SpA	573,100	923
	Banca Popolare di Milano SpA	141,732	723
	Luxottica Group SpA	46,653	659
	Banca Carige SpA	273,552	632
	Fondiari-Sai SpA	33,976	530
	Lottomatica SpA	26,615	491
	Pirelli & C. Accomandita per Azioni SpA	1,515,173	433
	Saras SpA Raffinerie Sarde	121,087	398
	Unipol Gruppo Finanziario SpA	261,033	390
	Unipol Gruppo Finanziario SpA Pfd.	358,434	375
	Buzzi Unicem SpA	28,587	356
	Italcementi SpA	36,984	346
	Autogrill SpA	45,785	268
	Edison SpA	205,766	259
	Mediolanum SpA	65,158	252
	IFIL Investments SpA	96,472	239

	Italcementi SpA Risp.	38,773	227
	Bulgari SpA	51,034	211
	Benetton Group SpA	23,857	174
	Fondiaria-Sai SpA RNC	12,603	113
			95,899
Japan (18.3%)
	Toyota Motor Corp.	908,400	29,222
	Mitsubishi UFJ Financial Group	4,065,260	22,551
	Canon, Inc.	470,300	12,833
	Nintendo Co.	37,200	11,533
	Tokyo Electric Power Co.	358,300	11,205
	Honda Motor Co., Ltd.	481,300	11,061
	NTT DoCoMo, Inc.	6,340	11,045
	Sumitomo Mitsui Financial Group, Inc.	277,200	10,986
	Matsushita Electric Industrial Co., Ltd.	865,000	10,495
	Takeda Pharmaceutical Co. Ltd.	213,700	10,014
	Nippon Telegraph and Telephone Corp.	184,100	8,916
^	Mizuho Financial Group, Inc.	2,955,100	7,315
	KDDI Corp.	1,160	7,243
	East Japan Railway Co.	104,100	7,059
	Kansai Electric Power Co., Inc.	256,500	7,030
	Sony Corp.	354,600	6,911
	Seven and I Holdings Co., Ltd.	247,600	6,603
	Mitsubishi Corp.	449,100	5,934
	Chubu Electric Power Co.	204,900	5,814
	Millea Holdings, Inc.	211,600	5,605
	Mitsui & Co., Ltd.	533,000	5,562
	Shin-Etsu Chemical Co., Ltd.	112,600	5,268
	Nippon Steel Corp.	1,758,000	5,162
	Japan Tobacco, Inc.	1,760	5,060
	Astellas Pharma Inc.	127,400	4,824
	Kao Corp.	197,000	4,785
	Mitsubishi Estate Co., Ltd.	352,000	4,616
	Mitsubishi Heavy Industries Ltd.	1,158,000	4,376
	Daiichi Sankyo Co., Ltd.	193,800	4,352
	Mitsui Sumitomo Insurance Group Holdings, Inc.	166,400	4,313
	Nomura Holdings Inc.	665,100	4,308
	Kyocera Corp.	65,500	4,205
	Central Japan Railway Co.	589	4,201
	Mitsui Fudosan Co., Ltd.	302,000	3,895
	JFE Holdings, Inc.	154,200	3,832
	Fanuc Co., Ltd.	60,500	3,585
	Komatsu Ltd.	346,300	3,575
	Secom Co., Ltd.	80,500	3,380
	Tokyo Gas Co., Ltd.	706,000	3,339
	Kirin Brewery Co., Ltd.	266,000	3,336
	Tohoku Electric Power Co.	126,900	3,268
^	Kintetsu Corp.	692,000	3,128
	Murata Manufacturing Co., Ltd.	82,500	3,122

	Kyushu Electric Power Co., Inc.	119,300	3,119
	Eisai Co., Ltd.	82,500	3,013
	Daiwa Securities Group Inc.	543,000	2,999
	Toshiba Corp.	849,000	2,964
	Fuji Photo Film Co., Ltd.	135,300	2,958
	West Japan Railway Co.	719	2,924
	Sumitomo Corp.	321,000	2,905
	Chugoku Electric Power Co., Ltd.	110,000	2,861
	Hankyu Corp.	522,000	2,858
	Softbank Corp.	179,700	2,778
	Denso Corp.	148,700	2,694
	Hitachi Ltd.	881,000	2,687
	Rohm Co., Ltd.	53,700	2,667
	Sumitomo Trust & Banking Co., Ltd.	539,000	2,643
	Bridgestone Corp.	207,400	2,636
	Itochu Corp.	537,000	2,610
	Sumitomo Realty & Development Co.	227,000	2,600
	Mitsubishi Electric Corp.	566,000	2,598
	Bank of Yokohama Ltd.	501,000	2,559
	Asahi Breweries Ltd.	165,000	2,547
	Terumo Corp.	73,100	2,482
	Osaka Gas Co., Ltd.	581,000	2,475
	Fujitsu Ltd.	550,000	2,472
	Sumitomo Metal Industries Ltd.	1,197,000	2,395
	Yamada Denki Co., Ltd.	40,440	2,383
	Keyence Corp.	13,100	2,383
	Ricoh Co.	194,000	2,367
	Hokuriku Electric Power Co.	82,500	2,357
^	Resona Holdings Inc.	152,200	2,347
	Nissan Motor Co., Ltd.	775,600	2,337
	Toray Industries, Inc.	534,000	2,309
	Tokyu Corp.	531,000	2,304
	Nippon Yusen Kabushiki Kaisha Co.	488,000	2,286
	Daito Trust Construction Co., Ltd.	53,100	2,285
	Electric Power Development Co., Ltd.	58,200	2,248
	T & D Holdings, Inc.	68,750	2,222
	Fast Retailing Co., Ltd.	17,500	2,207
	Asahi Kasei Corp.	534,000	2,184
^	Sharp Corp.	290,000	2,153
	Shikoku Electric Power	63,300	2,089
^	Yahoo Japan Corp.	6,396	2,029
	Tokyo Electron Ltd.	55,000	2,016
	Hoya Corp.	112,800	2,011
	Hokkaido Electric Power Co., Ltd.	82,500	1,996
	Chugai Pharmaceutical Co., Ltd.	103,000	1,987
	Shionogi & Co., Ltd.	91,000	1,950
*,^	Mitsubishi Motors Corp.	1,458,000	1,940
	Marubeni Corp.	540,000	1,922
	Shizuoka Bank Ltd.	183,000	1,908

	Daikin Industries Ltd.	82,500	1,891
	Nissin Food Products Co., Ltd.	55,000	1,884
	Sumitomo Metal Mining Co.	201,000	1,871
	Kuraray Co., Ltd.	237,500	1,868
	Shiseido Co., Ltd.	107,000	1,799
	TDK Corp.	47,800	1,795
	Mitsui OSK Lines Ltd.	314,000	1,793
	Dai-Nippon Printing Co., Ltd.	182,000	1,777
	Inpex Holdings, Inc.	246	1,765
	Mitsubishi Chemical Holdings Corp.	426,500	1,748
	Suzuki Motor Corp.	128,900	1,740
	Sumitomo Chemical Co.	539,000	1,708
	Sankyo Co., Ltd.	35,500	1,703
^	Yakult Honsha Co., Ltd.	82,500	1,680
	Nipponkoa Insurance Co., Ltd.	202,000	1,652
	Sompo Japan Insurance Inc.	264,000	1,646
	Daiwa House Industry Co., Ltd.	183,000	1,637
	Aeon Co., Ltd.	203,800	1,637
	Konami Corp.	81,700	1,635
	Nippon Express Co., Ltd.	455,000	1,629
	Taisho Pharmaceutical Co.	79,000	1,613
	Ono Pharmaceutical Co., Ltd.	30,000	1,582
	SMC Corp.	17,700	1,578
	Nippon Oil Corp.	363,000	1,577
	Ajinomoto Co., Inc.	182,000	1,567
	Toho Co., Ltd.	89,100	1,554
	Asahi Glass Co., Ltd.	291,000	1,520
	The Nishi-Nippon City Bank, Ltd.	616,000	1,512
	Mitsui Trust Holding Inc.	383,000	1,507
	NEC Corp.	550,000	1,466
	JS Group Corp.	109,900	1,465
^	Odakyu Electric Railway Co.	182,000	1,450
	Sumitomo Electric Industries Ltd.	192,600	1,450
	Nippon Mining Holdings Inc.	398,000	1,448
^	Kawasaki Heavy Industries Ltd.	793,000	1,442
	Sekisui House Ltd.	168,000	1,411
	Benesse Corp.	32,600	1,392
	Tobu Railway Co., Ltd.	253,000	1,385
	NTT Data Corp.	428	1,367
	Hokuhoku Financial Group, Inc.	690,000	1,366
^	Dentsu Inc.	79,000	1,358
	Mizuho Trust & Banking Co., Ltd.	1,307,000	1,354
	Chiba Bank Ltd.	239,000	1,341
	THK Co., Inc.	104,900	1,331
	Joyo Bank Ltd.	244,000	1,323
	Mitsubishi Materials Corp.	531,000	1,323
	Orix Corp.	30,200	1,318
	OJI Paper Co., Ltd.	275,000	1,305
*,^	Sanyo Electric Co., Ltd.	825,000	1,270

	Kobe Steel Ltd.	825,000	1,232
	Toyo Seikan Kaisha Ltd.	82,500	1,223
	Mediceo Paltac Holdings Co., Ltd.	110,000	1,222
	Lawson Inc.	24,700	1,221
	Kubota Corp.	221,000	1,202
	The Hiroshima Bank, Ltd.	280,000	1,190
	Taisei Corp.	528,000	1,166
	Yamato Holdings Co., Ltd.	113,000	1,148
	Nippon Paper Group, Inc.	37,200	1,105
	Namco Bandai Holdings Inc.	110,000	1,099
	Toyoda Automatic Loom Works Ltd.	55,000	1,099
	Ibiden Co., Ltd.	53,600	1,084
	NGK Insulators Ltd.	84,000	1,080
	Konica Minolta Holdings, Inc.	138,500	1,079
	Toppan Printing Co., Ltd.	159,000	1,071
	Nikon Corp.	99,000	1,030
	Nitto Denko Corp.	55,000	1,020
	JSR Corp.	82,500	1,003
	Makita Corp.	55,000	1,000
	NTT Urban Development Corp.	1,164	1,000
	Bank of Kyoto Ltd.	95,000	1,000
	Omron Corp.	82,500	983
^	Keihin Electric Express Railway Co., Ltd.	127,000	973
	Olympus Corp.	60,000	963
	Fukuoka Financial Group, Inc.	284,000	953
	Sony Financial Holdings, Inc.	288	949
^	Shinsei Bank, Ltd.	741,000	947
	The Iyo Bank, Ltd.	80,000	942
	Nidec Corp.	19,300	927
	Hirose Electric Co., Ltd.	9,800	926
	TonenGeneral Sekiyu K.K.	95,000	918
	Aioi Insurance Co., Ltd.	187,000	914
	Japan Steel Works Ltd.	82,000	884
	Nisshin Steel Co.	527,000	880
	Shimizu Corp.	195,000	880
	Nomura Research Institute, Ltd.	48,300	875
	Keio Electric Railway Co., Ltd.	160,000	850
	JTEKT Corp.	137,400	849
	Toho Gas Co., Ltd.	139,000	848
	Keihan Electric Railway Co., Ltd.	187,000	839
	IHI Corp.	720,000	836
^	Shimano, Inc.	24,300	831
^	Oriental Land Co., Ltd.	10,800	821
	Mazda Motor Corp.	526,000	815
	The Chugoku Bank, Ltd.	58,000	815
	Credit Saison Co., Ltd.	82,400	808
^	All Nippon Airways Co., Ltd.	215,000	807
	Trend Micro Inc.	29,500	804
	Marui Co., Ltd.	154,100	797

	Stanley Electric Co.	82,500	796
	Fuji Heavy Industries Ltd.	275,000	793
	Toyo Suisan Kaisha, Ltd.	30,000	791
	Uni-Charm Corp.	11,400	785
	Sekisui Chemical Co.	141,000	785
	Ohbayashi Corp.	162,000	762
^	Promise Co., Ltd.	41,250	757
	The Hachijuni Bank Ltd.	134,000	750
	JGC Corp.	53,000	749
	Kurita Water Industries Ltd.	32,900	743
	Advantest Corp.	55,000	743
	Aisin Seiki Co., Ltd.	55,000	740
	Toyota Tsusho Corp.	82,400	739
	Japan Petroleum Exploration Co., Ltd.	16,000	738
^	Acom Co., Ltd.	20,890	731
	SBI Holdings, Inc.	6,044	730
	FamilyMart Co., Ltd.	19,900	727
	Yamaha Corp.	82,500	722
	Taiheiyo Cement Corp.	526,000	721
	Nippon Meat Packers, Inc.	57,000	718
	Gunma Bank Ltd.	124,000	718
	Showa Denko K.K.	530,000	704
	Seiko Epson Corp.	55,000	698
	Kajima Corp.	262,000	691
	Sumco Corp.	53,300	690
	Kyowa Hakko Kogyo Co.	76,000	686
	Tanabe Seiyaku Co., Ltd.	46,000	681
	Nagoya Railroad Co., Ltd.	219,000	672
	Isuzu Motors Ltd.	550,000	638
*	Isetan Mitsukoshi Holdings Ltd.	88,640	637
	Sojitz Holdings Corp.	407,900	625
	Sega Sammy Holdings Inc.	47,900	606
	Tsumura & Co.	17,500	577
	Mitsui Chemicals, Inc.	198,000	569
	Yamaguchi Financial Group, Inc.	51,000	567
^	Nippon Sheet Glass Co., Ltd.	224,000	548
	Maruichi Steel Tube Ltd.	23,300	548
	Kamigumi Co., Ltd.	68,000	539
	Nippon Electric Glass Co., Ltd.	80,500	531
	Casio Computer Co.	67,100	527
	Santen Pharmaceutical Co., Ltd.	16,300	525
	Nisshin Seifun Group Inc.	47,500	516
	Yamaha Motor Co., Ltd.	55,000	516
	Rinnai Corp.	13,200	516
	Daihatsu Motor Co., Ltd.	61,000	514
	Nitori Co., Ltd.	7,150	505
	Sumitomo Heavy Industries Ltd.	157,000	498
	Citizen Watch Co., Ltd.	122,100	497
^	Wacoal Corp.	38,000	495

*,^	Japan Airlines System Co.	229,000	494
	Nippon Sanso Corp.	76,000	490
^	Toto Ltd.	92,000	486
	Leopalace21 Corp.	57,500	485
	The Nanto Bank, Ltd.	89,000	481
	Shimadzu Corp.	79,000	478
	77 Bank Ltd.	95,000	477
	J. Front Retailing Co., Ltd.	132,400	476
	Amada Co., Ltd.	98,000	468
	Idemitsu Kosan Co. Ltd.	7,100	463
	Kawasaki Kisen Kaisha Ltd.	127,000	463
	Furukawa Electric Co.	133,000	460
	Shimamura Co., Ltd.	6,500	456
^	Sapporo Holdings Ltd.	98,000	451
	Nissan Chemical Industries, Ltd.	60,000	451
	Brother Industries Ltd.	69,700	451
	Mitsubishi Logistics Corp.	44,000	447
	Teijin Ltd.	186,000	447
	Keisei Electric Railway Co., Ltd.	83,000	446
	Ube Industries Ltd.	206,000	444
	Sagami Railway	101,000	443
	The Suruga Bank, Ltd.	50,000	440
^	Rengo Co., Ltd.	64,000	439
	Shinko Securities Co., Ltd.	215,000	429
	Ushio Inc.	33,600	426
	Cosmo Oil Co., Ltd.	160,000	426
	The Daishi Bank, Ltd.	98,000	417
	Kinden Corp.	46,000	406
	Tokyu Land Corp.	129,000	402
	Matsushita Electric Works, Ltd.	51,000	401
	Square Enix Co., Ltd.	14,800	397
	Yokogawa Electric Corp.	87,000	396
	Mochida Pharmaceutical	33,000	395
	Daicel Chemical Industries Ltd.	88,000	387
	Hisamitsu Pharmaceutical Co. Inc.	10,400	386
	Minebea Co., Ltd.	127,000	385
	Susuken Co., Ltd.	14,900	384
	Kikkoman Corp.	40,000	383
^	Takashimaya Co.	56,000	377
	Asics Corp.	50,000	372
	Mitsumi Electric Co., Ltd.	28,400	369
	Tokyo Steel Manufacturing Co.	37,200	365
	Hitachi Chemical Co., Ltd.	32,800	357
^	Mitsubishi Rayon Co., Ltd.	149,000	357
	Showa Shell Sekiyu K.K.	37,400	350
	Mitsui Mining & Smelting Co., Ltd.	189,000	340
	Yamazaki Baking Co., Ltd.	25,000	337
	Q.P. Corp.	25,700	333
	Yamato Kogyo Co., Ltd.	13,700	331

	Mitsubishi Gas Chemical Co.	83,000	330
	The Musashino Bank, Ltd.	9,200	316
	Fujikura Ltd.	114,000	312
	Dai Nippon Pharmaceutical Co., Ltd.	35,000	311
	Tokuyama Corp.	52,000	310
	Nishi-Nippon Railroad Co., Ltd.	75,000	307
	Nippon Shokubai Co., Ltd.	46,000	306
	Alfresa Holdings Corp.	7,200	306
	NSK Ltd.	95,000	305
	Dowa Mining Co., Ltd.	96,000	304
	Sumitomo Osaka Cement Co., Ltd.	151,000	301
	Tosoh Corp.	143,000	300
	Mitsui Engineering & Shipbuilding Co., Ltd.	196,000	299
	Uny Co., Ltd.	36,000	299
	Hakuhodo DY Holdings Inc.	6,680	299
	The Awa Bank, Ltd.	45,000	293
	AEON Mall Co., Ltd.	20,800	285
	The Kagoshima Bank, Ltd.	36,000	277
	CSK Corp.	66,300	275
*,^	Elpida Memory Inc.	37,800	266
	Haseko Corp.	276,000	256
	Dai-Nippon Ink & Chemicals, Inc.	155,000	251
	Tokyo Tatemono Co., Ltd.	75,000	250
	Denki Kagaku Kogyo K.K.	116,000	242
	Mabuchi Motor Co.	6,400	240
	Hamamatsu Photonics Co.	14,200	240
	Higo Bank Ltd.	41,000	239
^	Ezaki Glico Co., Ltd.	25,000	233
	Yamatake Corp.	12,800	233
^	Oracle Corp. Japan	5,800	231
	Nichirei Corp.	59,000	228
^	Lion Corp.	40,000	227
	The Juroku Bank, Ltd.	48,000	219
	The Hyakujushi Bank Ltd.	41,000	214
	The Hokkoku Bank, Ltd.	59,000	213
^	Don Quijote Co., Ltd.	13,400	212
	Mitsubishi UFJ Lease & Finance Company Ltd.	8,930	211
	The Shiga Bank, Ltd.	35,000	208
^	Meiji Seika Kaisha Ltd.	50,000	204
	Meiji Dairies Corp.	43,000	202
	Coca-Cola West Japan Co., Ltd.	9,800	202
^	Takefuji Corp.	28,080	198
	Canon Sales Co. Inc.	13,400	197
	Ogaki Kyoritsu Bank, Ltd.	40,000	195
	Air Water Inc.	24,000	194
*,^	DeNA Co., Ltd.	65	192
	Shimachu Co.	9,000	192
	Ryohin Keikaku Co., Ltd.	4,600	190
^	Hankyu Department Stores, Inc.	26,000	188

	The Hyakugo Bank Ltd.	35,000	188
	Komeri Co., Ltd.	10,300	188
	Kansai Paint Co., Ltd.	36,000	182
^	Nomura Real Estate Holdings Inc.	9,800	174
	USS Co., Ltd.	4,000	171
	Capcom Co., Ltd.	8,900	159
	Yokohama Rubber Co.	45,000	158
^	Hitachi Construction Machinery Co.	16,000	157
	House Foods Industry Corp.	9,400	156
	NGK Spark Plug Co.	20,000	154
	Sapporo Hokuyo Holdings, Inc.	43,000	153
	Daido Steel Co., Ltd.	56,000	153
	Aozora Bank, Ltd.	136,000	152
^	Nissha Printing Co., Ltd.	6,000	151
	NOK Corp.	21,300	150
	ABC-Mart Inc.	4,500	148
	Nisshinbo Industries, Inc.	20,000	146
	Nippon Paint Co., Ltd.	35,000	144
	Matsui Securities Co., Ltd.	19,000	142
	NTN Corp.	53,000	141
	Kobayashi Pharmaceutical Co., Ltd.	3,700	140
	Chiyoda Corp.	28,000	139
	Matsumotokiyoshi Holdings Co., Ltd.	7,000	138
	Autobacs Seven Co., Ltd.	5,100	137
	Circle K Sunkus Co., Ltd.	7,800	136
	Hitachi Metals Ltd.	26,000	134
*	IT Holdings Corp.	8,200	122
^	IZUMI Co., Ltd.	8,200	119
	Kokuyo Co., Ltd.	17,100	119
	Tokyo Broadcasting System Holdings, Inc.	8,700	118
	Kaneka Corp.	22,000	118
^	Hitachi Koki Co.	12,200	116
	NHK Spring Co.	32,000	116
	The San-in Godo Bank, Ltd.	15,000	115
	Sumitomo Forestry Co.	16,000	115
	Taiyo Yuden Co., Ltd.	20,000	113
	The Bank of Nagoya, Ltd.	19,000	112
	Dowa Fire & Marine Insurance Co.	21,000	111
^	Ito En, Ltd.	8,000	111
	Sumitomo Rubber Industries Ltd.	16,900	106
	Gunze Ltd.	30,000	105
	Tokyo Style Co.	14,000	105
	Tokai Carbon Co., Ltd.	29,000	104
	Obic Co., Ltd.	670	104
	Nippon Kayaku Co., Ltd.	23,000	104
	Onward Kashiyama Co., Ltd.	14,000	95
	Kose Corp.	4,300	94
	Itochu Techno-Science Corp.	4,200	94
	Hitachi High-Technologies Corp.	6,200	93

	Seino Transportation Co., Ltd.	19,000	92
	Takara Holdings Inc.	19,000	91
	Toyobo Ltd.	62,000	89
	The Keiyo Bank, Ltd.	18,000	88
	MISUMI Group Inc.	7,700	87
	Alps Electric Co., Ltd.	20,300	85
	Sysmex Corp.	2,800	85
	Asatsu-DK Inc.	4,100	82
	Aeon Credit Service Co. Ltd.	8,900	80
	Fuji Electric Holdings Co., Ltd.	66,000	79
^	Pacific Metals Co., Ltd.	17,000	78
^	JAFCO Co., Ltd.	3,900	77
	Yaskawa Electric Corp.	21,000	77
	Toyoda Gosei Co., Ltd.	6,300	71
^	Ebara Corp.	39,000	71
	Toda Corp.	20,000	69
	Mori Seiki Co.	8,600	68
	Sumitomo Bakelite Co. Ltd.	17,000	67
	Otsuka Corp.	1,500	67
	Toyota Boshoku Corp.	8,100	65
	Aoyama Trading Co., Ltd.	4,300	63
	Dai-Nippon Screen Manufacturing Co., Ltd.	33,000	58
	Nabtesco Corp.	9,000	55
	Okuma Corp.	16,000	52
	Shinko Electric Industries Co., Ltd.	5,800	49
	Koito Manufacturing Co., Ltd.	8,000	41
*	Oki Electric Industry Co. Ltd.	67,000	41
^	ULVAC, Inc.	2,400	40
	Shima Seiki Manufacturing, Ltd.	1,800	36
	Hino Motors, Ltd.	19,000	33
	Tokai Rika Co., Ltd.	4,100	31
	Pioneer Corp.	15,300	28
	Takata Corp.	2,400	18
	ZEON Corp.	5,000	16
^	Aiful Corp.	7,100	15
	Fuji Television Network, Inc.	12	15
	Nipro Corp.	1,000	15
	Fukuyama Transporting Co., Ltd.	2,000	9
	Monex Beans Holdings, Inc.	29	9
^	Osaka Titanium Technologies Co.	400	9
	Okasan Holdings, inc.	2,000	8
	Lintec Corp.	600	8
	Kandenko Co., Ltd.	1,000	7
	Nippon Television Network Corp.	70	7
	Sohgo Security Services Co. , Ltd.	700	7
	Heiwa Corp.	700	7
	Toshiba TEC Corp.	2,000	6
	PanaHome Corp.	1,000	6
	Sumisho Computer Systems Corp.	400	6

	Toppan Forms Co., Ltd.	500	5
	Hikari Tsushin, Inc.	300	5
	DISCO Corp.	200	5
	Funai Electric Co., Ltd.	200	5
^	Toho Titanium Co., Ltd.	400	4
	Mizuho Investors Securities Co., Ltd.	5,000	4
	Toyota Auto Body Co., Ltd.	300	4
	SFCG Co., Ltd.	140	4
	TV Asahi Corp.	3	4
	Nidec Sankyo Corp.	1,000	4
	Tokai Rubber Industries, Ltd.	500	4
	Hitachi Cable Ltd.	2,000	4
	Hitachi Maxwell	400	3
	Kansai Urban Banking Corp.	2,000	3
	Koei Co., Ltd.	300	3
*	NEC Electronics Corp.	400	3
	NS Solutions Corp.	200	2
	Fuji Fire & Marine Insurance Co., Ltd.	2,000	2
	Hitachi Software Engineering Co., Ltd.	100	1
	Hitachi Capital Corp.	100	1
	kabu.com Securities Co., Ltd.	1	1
	Calsonic Kansei Corp.	1,000	1
	Sky Perfect JSAT Corp.	2	1
	Sumitomo Real Estate Sales Co., Ltd.	10	—
			622,608
Luxembourg (0.3%)
	ArcelorMittal (Amsterdam Shares)	385,683	8,631
	SES Global Fiduciary Depositary Receipts	118,981	2,179
	RTL Group	5,213	213
			11,023
Malaysia (0.7%)
	Public Bank Bhd.	1,253,300	2,987
	Sime Darby Bhd.	1,578,594	2,389
	Bumiputra-Commerce Holdings Bhd.	1,270,700	2,231
	Malayan Banking Bhd.	1,276,825	1,840
	IOI Corp. Bhd.	1,594,555	1,709
	Malaysia International Shipping Corp., Bhd. (Foreign)	506,600	1,206
	Genting Bhd.	1,092,800	1,104
*	TM International Bhd.	1,115,300	977
	British American Tobacco Bhd.	53,300	652
	Resorts World Bhd.	1,059,600	652
	Tenaga Nasional Bhd.	396,100	643
	Digi.com Bhd.	109,634	621
	Petronas Gas Bhd.	221,000	599
	YTL Corp., Bhd.	293,400	566
	PPB Group Bhd.	215,900	563
	PLUS Expressways Bhd.	692,000	554
	Kuala Lumpur Kepong Bhd.	199,000	545
	UMW Holdings Malaysia Bhd.	297,800	456

	Berjaya Sports Toto Bhd.	351,200	455
	AMMB Holdings Bhd.	661,400	415
	YTL Power International Bhd.	776,802	405
	Gamuda Bhd.	752,100	392
	Telekom Malaysia Bhd.	414,600	363
	SP Setia Bhd.	350,050	317
	IJM Corp. Bhd.	302,200	281
	Astro All Asia Networks PLC	473,300	278
	Tanjong Public Ltd. Co.	69,300	258
	Alliance Financial Group Bhd.	417,200	217
	Hong Leong Bank Bhd.	150,800	212
	Petronas Dagangan Bhd.	96,800	197
	Parkson Holdings, Bhd.	219,800	196
	RHB Capital Bhd.	157,400	159
	Lafarge Malayan Cement Bhd.	169,310	147
	Star Publications Bhd.	146,200	126
	Malaysia Mining Corp., Bhd.	309,400	113
	EON Capital Bhd. .	68,600	65
	Malaysia Airports Holdings Bhd.	73,200	42
	Malaysian Pacific Industries Bhd.	7,400	12
	Proton Holdings Bhd.	22,500	11
	Puncak Niaga Holdings Bhd.	11,400	8
*	IJM Land Corp. Bhd. Warrants Exp. 9/11/13	14,200	1
			24,964
Mexico (1.0%)
	America Movil SA de CV	7,455,642	10,622
	Telefonos de Mexico SA	3,479,143	3,078
	Wal-Mart de Mexico SA	1,174,500	2,450
	Grupo Televisa SA CPO	874,600	2,442
	Fomento Economico Mexicano UBD	762,500	2,132
	Cemex SAB de CV ADR	270,134	2,104
	Telmex Internacional SAB de CV	3,451,610	1,631
	Grupo Mexico SA de CV	2,645,293	1,451
*	Carso Global Telecom SAB de CV	360,400	1,301
	Grupo Financiero Inbursa, SA de CV	485,200	1,083
	Grupo Financerio Banorte SA de CV	679,300	895
	Grupo Modelo SA	330,000	870
	Grupo Elektra SA de CV	25,400	574
	Grupo Carso SA de CV Series A1	251,000	563
	Grupo Bimbo SA	122,007	437
	Industrias Penoles, SA de CV	47,379	425
	Kimberly Clark de Mexico SA de CV Series A	127,355	411
*	Corporacion GEO, SA de CV	339,949	375
	Grupo Aeroportuario del Pacifico SA	133,095	248
*	Desarrolladora Homex SA de CV	69,197	220
*	Empresas ICA SA de CV	108,853	180
*	Organzacion Soriana S.A.B. de C.V.	108,900	169
	Mexichem SA de CV	218,170	160

	Alfa SA de CV Series A	91,970	154
*	URBI Desarrollos Urbanos SA de CV	146,900	151
*	Carso Infraestructura y Construccion, SA	316,100	130
	Cemex SA CPO	164,300	129
*	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV	164,100	73
	Grupo Continental SA	2,200	3
	Grupo Aeroportuario del Pacifico SA ADR	64	1
			34,462
Netherlands (1.9%)
	Unilever NV	546,962	12,057
	Koninklijke KPN NV	620,140	8,254
	Koninklijke (Royal) Philips Electronics NV	356,502	6,480
	ING Groep NV	732,225	6,043
	Koninklijke Ahold NV	420,471	5,042
	Akzo Nobel NV	91,979	3,284
	Aegon NV	575,433	3,009
	ASML Holding NV	158,621	2,623
	Reed Elsevier NV	230,908	2,555
	Heineken NV	85,985	2,528
	TNT NV	128,203	2,222
^	European Aeronautic Defence and Space Co.	113,334	1,973
	Wolters Kluwer NV	103,492	1,860
	Koninklijke DSM NV	65,625	1,573
	Heineken Holding NV	43,365	1,159
	Corio NV	22,828	977
	Randstad Holding NV	46,115	914
	Fugro NV	24,442	660
	SBM Offshore NV	48,379	583
	SNS REAAL	43,348	189
			63,985
New Zealand (0.1%)
	Telecom Corp. of New Zealand Ltd.	668,085	897
	Fletcher Building Ltd.	179,517	508
	Contact Energy Ltd.	109,970	381
	Fisher & Paykel Healthcare Corp. Ltd.	176,358	301
	Auckland International Airport Ltd.	293,008	269
	Sky City Entertainment Group Ltd.	161,248	251
	Kiwi Income Property Trust	263,141	136
	The Warehouse Group Ltd.	72,339	134
	Sky Network Television Ltd.	62,341	131
	Vector Ltd.	86,898	97
	Fisher & Paykel Appliances Holdings Ltd.	128,524	81
	Port of Tauranga Ltd.	25,245	75
	Air New Zealand Ltd.	16,371	7
			3,268
Norway (0.5%)
	StatoilHydro ASA	448,626	7,730
	Orkla ASA	362,350	2,409
	Telenor ASA	310,100	2,023

	Yara International ASA	82,500	1,855
	DnB NOR ASA	341,286	1,157
	Norsk Hydro ASA	304,302	1,084
	Seadrill Ltd.	110,000	912
	Storebrand ASA	166,000	422
	Aker Solutions ASA	70,470	331
*,^	Renewable Energy Corp. AS	30,517	306
			18,229
Peru (0.1%)
	Compania de Minas Buenaventura SA ADR	77,550	1,461
	Credicorp Ltd.	11,761	485
	Volcan Compania Minera SA	490,319	152
	Sociedad Minera Cerro Verde SA	5,292	49
			2,147
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	13,130	573
	Bank of Philippine Islands	411,400	295
	SM Investments Corp.	65,170	260
	Ayala Land, Inc.	1,797,800	235
	Manila Electric Co.	175,700	218
	Ayala Corp.	52,280	212
	Petron Corp.	1,973,650	207
	SM Prime Holdings, Inc.	1,172,899	176
	Jollibee Foods Corp.	187,000	154
	Banco De Oro	315,200	149
	Metropolitan Bank & Trust Co.	196,000	94
			2,573
Poland (0.2%)
	Powszechna Kasa Oszczednosci Bank Polski SA	176,930	1,401
	Telekomunikacja Polska SA	246,195	1,389
	Bank Polska Kasa Opieki Grupa Pekao SA	38,020	1,181
	Polski Koncern Naftowy SA	122,705	784
	Polish Oil & Gas	429,443	466
	KGHM Polska Miedz SA	46,800	400
	Bank Zachodni WBK SA	9,234	232
	TVN SA	44,991	152
	Bank Handlowy W Warszawie	10,960	109
*	Getin Holding SA	103,666	109
*	Bank Rozwoju Eksportu SA	2,716	106
*	Globe Trade Centre SA	17,744	67
	BIG Bank Gdanski SA	58,517	35
			6,431
Portugal (0.3%)
	Electricidade de Portugal SA	969,414	3,430
	Portugal Telecom SGPS SA	328,267	2,651
*	Banco Comercial Portugues SA	1,230,837	1,254
	Brisa-Auto Estradas de Portugal SA	160,140	1,055
	Galp Energia, SGPS, SA B shares	90,155	956

	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	107,470	577
	Banco Espirito Santo SA	52,404	347
	Cimpor-Cimento de Portugal SA	67,025	311
	Banco BPI SA	130,030	246
			10,827
Russia (0.9%)
	OAO Gazprom Sponsored ADR	807,746	10,426
	LUKOIL Sponsored ADR	232,249	7,575
	Surgutneftegaz OJSC ADR	605,265	2,586
	Rosneft Oil Co. GDR	725,888	2,250
	Rostelecom ADR	30,256	1,513
	Tatneft GDR	42,009	1,378
	Mobile TeleSystems ADR	62,774	1,337
	Sberbank	2,531,947	1,177
	MMC Norilsk Nickel ADR	275,241	1,135
	Polyus Gold ADR	78,006	1,128
	VTB Bank OJSC GDR	234,801	279
	Sistema JSFC GDR	63,585	234
	Gazprom Neft	105,227	214
*	Mosenergo	6,434,230	159
	Cherepovets MK Severstal GDR	60,730	157
*	Wimm-Bill-Dann Foods ADR	5,543	134
	OAO Transneft	470	84
*	VTB Bank OJSC	81,731,479	51
*	Aeroflot	59,706	38
*	Irkutskenergo	157,578	29
*	Uralsvyazinform JSC	2,893,949	20
*	Sibirtelecom	1,076,200	7
*	TGK-13 GDR 144A	5,021	3
*	TGK-11 GDR 144A	1,802	1
			31,915
Singapore (1.0%)
	DBS Group Holdings Ltd.	837,000	4,819
	Singapore Telecommunications Ltd.	2,719,000	4,720
	United Overseas Bank Ltd.	508,000	3,942
	Oversea-Chinese Banking Corp., Ltd.	1,018,000	3,417
	Singapore Airlines Ltd.	272,670	1,993
	Singapore Exchange Ltd.	500,000	1,676
	Singapore Press Holdings Ltd.	837,000	1,545
	Fraser & Neave Ltd.	796,000	1,493
	Capitaland Ltd.	784,000	1,214
	ComfortDelGro Corp. Ltd.	1,177,000	1,122
	Keppel Corp., Ltd.	392,000	1,032
	City Developments Ltd.	231,000	850
	Wilmar International Ltd.	421,679	793
	Singapore Technologies Engineering Ltd.	447,151	666
	Golden Agri-Resources Ltd.	2,409,000	482
	CapitaMall Trust	442,000	458
	Jardine Cycle N Carriage Ltd.	50,000	352

	Sembcorp Industries Ltd.	194,000	288
	Olam International Ltd.	312,000	250
	United Overseas Land Ltd.	139,000	177
	StarHub Ltd.	127,840	171
	SembCorp Marine Ltd.	122,600	126
	United Industrial Corp., Ltd.	154,000	125
	Parkway Holdings Ltd.	162,266	122
	CapitaCommercial Trust	183,000	114
	SMRT Corp. Ltd.	107,000	112
	Venture Corp. Ltd.	36,000	96
	Singapore Post Ltd.	134,000	68
	MobileOne Ltd.	59,900	64
	Cosco Corp. Singapore Ltd.	120,000	61
	Noble Group Ltd.	86,400	58
	Neptune Orient Lines Ltd.	50,000	37
	Haw Par Brothers International Ltd.	14,000	35
	Yanlord Land Group Ltd.	50,000	31
	Singapore Land Ltd.	13,000	28
	Keppel Land Ltd.	30,000	27
	Wing Tai Holdings Ltd.	55,000	25
	Guocoland Ltd.	31,000	22
*	STATS ChipPAC Ltd.	22,000	6
	Allgreen Properties Ltd.	19,000	6
	SIA Engineering Co., Ltd.	3,000	4
*	Chartered Semiconductor Manufacturing Ltd.	25,000	4
	Wheelock Properties (Singapore), Ltd.	5,000	3
	Cerebos Pacific Ltd.	1,000	2
	Hotel Properties Ltd.	3,000	2
	Pacific Century Regional Developments Ltd.	4,000	1
	People's Food Holdings Ltd.	1,000	—
			32,639
South Africa (1.7%)
	Sasol Ltd.	238,268	6,344
	MTN Group Ltd.	650,489	6,168
	Standard Bank Group Ltd.	538,455	3,701
	AngloGold Ltd.	122,429	3,468
	Naspers Ltd.	166,349	2,535
	Impala Platinum Holdings Ltd.	215,988	2,472
	Gold Fields Ltd.	228,005	2,398
	FirstRand Ltd.	1,453,824	2,097
*	Harmony Gold Mining Co., Ltd.	151,850	1,788
	Anglo Platinum Ltd.	35,375	1,448
	Sanlan Ltd.	767,625	1,209
	Growthpoint Properties Ltd.	802,060	1,136
	Telkom South Africa Ltd.	97,456	1,102
	Bidvest Group Ltd.	112,807	1,096
	Remgro Ltd.	157,186	1,085
	ABSA Group Ltd.	119,632	1,078
*	Aspen Pharmacare Holdings Ltd.	256,053	1,054

	Reunert Ltd.	224,332	1,033
	Shoprite Holdings Ltd.	184,930	980
	Nedbank Group Ltd.	99,000	873
	Tiger Brands Ltd.	57,000	782
	African Bank Investments Ltd.	276,155	705
	RMB Holdings Ltd.	311,955	694
	Steinhoff International Holdings Ltd.	588,738	686
	ArcelorMittal South Africa, Ltd.	76,858	599
	Sappi Ltd.	179,375	584
	Massmart Holdings Ltd.	74,083	583
	Truworths International Ltd.	149,745	514
	Pretoria Portland Cement Co. Ltd.	158,844	457
	Kumba Iron Ore Ltd.	31,070	448
	Murray & Roberts Holdings Ltd.	104,498	437
	Aveng Ltd.	140,241	358
	Network Healthcare Holdings Ltd.	395,900	342
	Imperial Holdings Ltd.	64,100	320
	Investec Ltd.	87,862	319
	Woolworths Holdings Ltd.	241,822	317
	African Rainbow Minerals Ltd.	26,581	308
	Foschini Ltd.	65,761	292
	Pick'n Pay Stores Ltd.	83,800	283
	New Clicks Holdings Ltd.	175,309	281
	Nampak Ltd.	207,123	264
	Sun International Ltd.	28,848	248
	Spar Group Ltd.	43,827	234
*	Adcock Ingram Holdings Ltd.	58,959	231
	Metropolitan Holdings Ltd.	191,250	226
	AECI Ltd.	41,940	208
	Barloworld Ltd.	62,254	203
	Mr. Price Group Ltd.	78,487	198
	Discovery Holdings, Ltd.	77,312	192
	AVI Ltd.	79,600	151
	Medi-Clinic Corp., Ltd.	68,519	145
	Grindrod Ltd.	111,542	145
	Illovo Sugar Ltd.	61,534	143
	Lewis Group Ltd.	31,449	132
	Santam Ltd.	16,927	129
	Fountainhead Property Trust	226,200	126
	Datatec Ltd.	72,480	108
	African Oxygen Ltd.	42,472	98
	Wilson Bayly Holmes-Ovcon Ltd.	10,024	95
	Pick'n Pay Holdings Ltd.	65,550	91
	ApexHi Properties Ltd. Class B	50,881	82
	JSE Ltd.	20,980	81
	Mondi Ltd.	23,129	72
	Exxaro Resources Ltd.	10,391	69
	Tongaat-Hulett	10,432	67
*	Mvelaphanda Resources Ltd.	25,306	48

	Highveld Steel & Vanadium Corp. Ltd.	9,157	46
	ApexHi Properties Ltd. Class A	25,715	34
	Northam Platinum Ltd.	20,157	34
*	Avusa, Ltd.	18,660	32
	Group Five Ltd.	8,306	26
*	Eqstra Holdings Ltd.	34,707	24
*	Hulamin Ltd.	11,524	15
*	Merafe Resources Ltd.	187,575	13
*	Metorex Ltd.	37,988	8
	Allied Technologies Ltd.	761	4
	Gold Reef Resorts Ltd.	1,280	2
	Mvelaphanda Group Ltd.	2,570	1
			56,399
South Korea (2.7%)
[1]	Samsung Electronics Co., Ltd. GDR	88,150	15,420
	POSCO ADR	126,996	8,067
	Korea Electric Power Corp. ADR	310,396	3,085
*	KB Financial Group, Inc.	113,496	2,935
	Shinhan Financial Group Co., Ltd. ADR	72,764	2,901
	Hyundai Heavy Industries Co., Inc.	19,794	2,790
	SK Telecom Co., Ltd. ADR	166,305	2,719
	Samsung Electronics Co., Ltd.	7,491	2,605
	Samsung Fire & Marine Insurance Co.	16,447	1,945
	Hyundai Motor Co., Ltd.	57,064	1,926
^	LG Electronics Inc.	37,675	1,926
	KT Corp. ADR	121,205	1,713
	Shinsegae Co., Ltd.	5,236	1,676
*	NHN Corp.	16,883	1,672
	Samsung Corp.	53,980	1,581
	Samsung Heavy Industries Co., Ltd.	80,620	1,537
	KT & G Corp.	23,262	1,394
	SK Energy Co., Ltd.	22,974	1,309
	SK Holdings Co Ltd	16,300	1,198
^	Hyundai Engineering & Construction Co., Ltd.	28,804	1,177
	S-Oil Corp.	27,910	1,175
^	LG Chem Ltd.	19,595	1,123
^	DC Chemical Co., Ltd.	7,261	1,077
^	Samsung Securities Co. Ltd.	23,210	1,038
	Hyundai Mobis	21,614	1,006
	Hana Financial Group Inc.	55,180	903
	LG Corp.	29,965	830
	Doosan Heavy Industries and Construction Co., Ltd.	14,474	737
*	Doosan Corp.	9,717	729
	LG. Philips LCD Co., Ltd.	37,280	713
	Hyundai Development Co.	26,180	685
	Amorepacific Corp.	1,523	678
	Samsung Engineering Co., Ltd.	16,357	636
	Samsung Techwin Co., Ltd.	30,710	610
	Daewoo Securities Co., Ltd.	49,640	603

	LS Cable Ltd.	11,089	591
	Hyundai Mipo Dockyard Co., Ltd.	5,210	589
	Samsung Electro-Mechanics Co.	22,910	561
^	GS Engineering & Construction Corp.	13,192	558
	Hanwha Corp.	26,590	546
	Hyundai Merchant Marine Co., Ltd.	23,110	516
	Kangwon Land Inc.	55,720	508
	Samsung SDI Co. Ltd.	10,506	506
*	Hynix Semiconductor Inc.	79,700	504
	Yuhan Corp.	3,438	498
*	Korea Telecom Freetel	23,470	492
	Woori Finance Holdings Co., Ltd.	83,970	472
*,^	Kia Motors	80,000	446
	LG Household & Health Care Ltd.	3,610	434
	Korea Exchange Bank	89,830	428
	Woongjin Coway Co., Ltd.	22,590	415
	Hyundai Securities Co.	48,430	372
	Cheil Industrial, Inc.	15,330	367
	Daewoo International Corp.	20,816	361
	Hyosung Corp.	9,910	343
	Woori Investment & Securities Co., Ltd.	28,310	341
	Lotte Shopping Co., Ltd.	2,482	338
	S1 Corp.	9,900	338
	Daelim Industrial Co.	9,960	330
	Samsung Card Co. Ltd.	12,237	330
	Hyundai Steel Co.	12,330	329
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	21,920	320
	Hankook Tire Co. Ltd.	33,600	319
	Pusan Bank	70,120	315
	Korean Air Co. Ltd.	12,500	314
	Kumkang Korea Chemical Co., Ltd.	1,528	310
^	Daewoo Engineering & Construction Co., Ltd.	45,949	306
	Korea Investment Holdings Co., Ltd.	15,060	301
	Korea Gas Corp.	8,050	297
	Hyundai Department Store Co., Ltd.	6,455	295
^	Mirae Asset Securities Co., Ltd.	5,544	292
	STX Corp.	19,843	281
	Hanjin Heavy Industries & Construction Co., Ltd.	12,457	269
*	Hite Brewery Co., Ltd.	2,489	268
	Lotte Confectionery Co., Ltd.	304	266
	CJ Cheiljedang Corp.	2,397	265
	LG Telecom Ltd.	39,484	264
^	Hanjin Shipping Co., Ltd.	18,660	261
	Industrial Bank of Korea	42,210	261
	GS Holdings Corp.	13,230	251
	Dongkuk Steel Mill Co., Ltd.	13,770	241
^	Doosan Infracore Co., Ltd.	24,800	237
	Honam Petrochemical Corp.	5,530	231
	Daegu Bank	45,880	230

	Nong Shim Co. Ltd.	1,584	229
	Samsung Fine Chemicals Co., Ltd.	6,830	209
	Dongbu Insurance Co., Ltd.	20,160	208
	Daishin Securities Co.	17,670	206
	Pacific Corp.	2,771	185
*	SK Networks Co., Ltd.	25,810	167
	NCsoft Corp.	3,310	149
	Sindo Ricoh Co., Inc.	3,815	145
	KB Financial Group, Inc.	4,760	128
	Kumho Industrial Co., Ltd.	12,810	126
	STX Shipbuilding Co., Ltd.	11,800	119
	LG Dacom Corp.	8,660	115
	Daishin Securities Co.	21,130	114
	Lotte Chilsung Beverage Co., Ltd.	181	113
	Cheil Communications Inc.	734	95
*	STX Pan Ocean Co. Ltd.	13,200	91
	Halla Climate Control Corp.	15,910	80
	Hanwha Chemical Corp.	12,990	68
	CJ Corp.	2,136	51
	SKC Co. Ltd.	3,460	33
	Hyundai Hysco	7,010	32
*	Daum Communications Corp.	991	19
	Hyundai Autonet Co., Ltd.	9,140	19
	Glovis Co., Ltd.	510	18
*	Ssangyong Motor Co.	17,840	17
*	Poongsan Corp.	2,146	15
	Hite Holdings Co., Ltd.	1,127	13
*	Lotte Midopa Co., Ltd.	2,040	11
	Poongsan Holdings Corp.	403	3
			92,804
Spain (3.6%)
	Telefonica SA	1,662,564	29,475
	Banco Santander SA	2,854,771	23,101
	Iberdrola SA	1,764,613	13,664
	Banco Bilbao Vizcaya Argentaria SA	1,322,896	12,336
	Repsol YPF SA	428,902	7,660
	Union Fenosa, SA	164,005	3,691
^	ACS, Actividades de Contruccion y Servisios, SA	88,379	3,546
	Industria de Diseno Textil SA	86,781	3,303
^	Banco Popular Espanol SA	431,272	2,955
^	Banco de Sabadell SA	427,436	2,140
	Abertis Infraestructuras SA	118,846	1,922
	Gas Natural SDG SA	76,149	1,829
	Grifols SA	75,817	1,329
^	Acerinox SA	98,923	1,289
	Criteria Caixacorp SA	364,667	1,265
*	Iberdrola Renovables	309,774	1,252
	Enagas SA	70,548	1,223
	Gamesa Corporacion Tecnologica SA	67,695	1,134

	Acciona SA	8,923	1,005
^	Bankinter SA	105,017	907
^	Zardoya Otis SA	45,782	818
	Red Electrica de Espana SA	19,627	806
	Banco de Valencia SA	79,843	794
	Mapfre SA	272,275	767
	Grupo Ferrovial SA	25,763	683
^	Compania Espanola de Petroleos SA	7,076	616
^	Fomento de Construc y Contra SA	17,265	450
^	Sacyr Vallehermoso SA	46,099	393
	Corporacion Financiera Alba SA	10,778	378
	Cintra Concesiones de Infraestructuras de Transport SA	67,065	332
	Gestevision Telecinco SA	32,683	280
	Banco Santander SA (UK Shares)	31,501	250
^	Banco Espanol de Credito, SA	22,877	208
^	Promotora de Informaciones SA	8,165	21
			121,822
Sweden (1.4%)
	Telefonaktiebolaget LM Ericsson AB Class B	1,046,174	8,232
	Nordea Bank AB	916,608	4,846
	Hennes & Mauritz AB B Shares	102,000	3,936
	TeliaSonera AB	789,000	3,460
	Svenska Handelsbanken AB A Shares	217,642	2,373
	Sandvik AB	408,405	2,084
^	Volvo AB B Shares	518,700	2,068
	Investor AB B Shares	165,000	1,912
	Svenska Cellulosa AB B Shares	205,955	1,607
	Atlas Copco AB A Shares	228,700	1,533
	Swedish Match AB	92,332	1,246
	Assa Abloy AB	122,412	1,224
	Skanska AB B Shares	143,212	1,220
	SKF AB B Shares	141,400	1,181
	Tele2 AB B Shares	140,190	1,130
	Scania AB B Shares	138,710	1,114
	Volvo AB A Shares	270,534	1,102
^	Skandinaviska Enskilda Banken AB A Shares	224,900	957
	Securitas AB B Shares	117,600	943
	Atlas Copco AB B Shares	136,600	811
^	Electrolux AB Series B	105,907	762
	SSAB Svenskt Stal AB Series A	108,377	761
	Alfa Laval AB	106,500	742
	Industrivarden AB A Shares	101,552	561
^	Swedbank AB A Shares	136,200	477
	Holmen AB	21,030	430
^	Husqvarna AB B Shares	90,306	376
^	Boliden AB	94,174	190
^	Industrivarden AB C Shares	38,502	187
	SSAB Svenskt Stal AB Series B	26,429	174
*	Loomis AB B Shares	18,400	136
			47,775

Switzerland (6.0%)
	Nestle SA (Registered)	1,388,959	48,001
	Roche Holdings AG	248,234	34,848
	Novartis AG (Registered)	799,768	32,863
*	UBS AG	1,036,083	12,993
	ABB Ltd.	822,252	10,677
	Credit Suisse Group (Registered)	401,235	10,240
	Zurich Financial Services AG	50,325	9,074
	Syngenta AG	34,027	6,580
	Swiss Re (Registered)	122,274	3,244
	Holcim Ltd. (Registered)	67,691	2,729
	Swisscom AG	8,028	2,523
*	Compagnie Financiere Richemont SA	167,944	2,461
	Julius Baer Holding, Ltd.	74,506	2,210
	SGS Societe Generale de Surveillance Holding SA (Registered)	2,056	2,175
	Synthes, Inc.	16,577	1,997
*	Actelion Ltd.	33,642	1,826
	Givaudan SA	2,567	1,739
	Adecco SA (Registered)	51,775	1,738
	Lonza AG (Registered)	18,144	1,656
	Geberit AG	15,514	1,502
	Baloise Holdings AG	19,647	1,219
	Kuehne & Nagel International AG	21,719	1,195
	Swatch Group AG (Bearer)	10,365	1,154
^	Lindt & Spruengli AG Regular	52	1,001
	Sonova Holding AG	18,817	907
	Pargesa Holding SA	13,217	849
	Nobel Biocare Holding AG	44,631	684
	Swatch Group AG (Registered)	30,789	683
	Swiss Life Holding	11,809	641
	BKW FMB Energie AG	6,285	539
	Schindler Holding AG (Registered)	11,756	512
	Lindt & Spruengli AG	301	491
	Petroplus Holdings AG	23,722	466
^	Straumann Holding AG	2,439	373
	Clariant AG	72,142	358
	Schindler Holding AG (Bearer Participation Certificates)	5,831	262
	EFG International	19,438	236
*,^	OC Oerlikon Corp AG	3,456	118
			202,764
Taiwan (2.2%)
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,778,851	13,413
	Hon Hai Precision Industry Co., Ltd.	2,574,710	4,534
	Chunghwa Telecom Co., Ltd.	265,332	3,991
^	United Microelectronics Corp. ADR	1,644,975	2,977
	Formosa Plastic Corp.	1,986,000	2,823
	High Tech Computer Corp.	262,140	2,487
	AU Optronics Corp. ADR	333,361	2,360
	China Steel Corp.	3,324,857	2,244

	MediaTek Inc.	279,170	2,010
	Nan Ya Plastic Corp.	1,986,000	1,946
	Advanced Semiconductor Engineering Inc. ADR	1,070,565	1,713
	Cathay Financial Holding Co.	1,691,050	1,642
	Formosa Chemicals & Fibre Corp.	1,439,000	1,542
	Siliconware Precision Industries Co. ADR	331,313	1,368
	Asustek Computer Inc.	1,486,492	1,346
	Fubon Financial Holding Co., Ltd.	1,914,000	1,148
	Acer Inc.	917,738	1,140
	Formosa Petrochemical Corp.	640,000	1,082
	Chinatrust Financial Holding	3,155,410	1,042
	Uni-President Enterprises Co.	1,296,436	1,012
	Taiwan Cellular Corp.	614,609	859
	Mega Financial Holding Co. Ltd.	2,909,000	853
	Delta Electronics Inc.	541,940	850
	Innolux Display Corp.	1,080,200	821
	Fuhwa Financial Holdings Co., Ltd.	2,164,845	814
	Hau Nan Financial Holdings Co., Ltd.	1,586,000	749
	Far Eastern Textile Ltd.	1,189,941	743
	Compal Electronics Inc.	1,368,873	694
	First Financial Holding Co., Ltd.	1,606,335	691
	China Development Financial Holding Corp.	3,901,736	673
	Taiwan Cooperative Bank	1,429,037	622
	Foxconn Technology Co., Ltd.	294,560	601
	Quanta Computer Inc.	633,426	601
	Chi Mei Optoelectronics Corp.	1,902,872	581
	Far EasTone Telecommunications Co., Ltd.	554,643	538
	Lite-On Technology Corp.	774,408	466
	Synnex Technology International Corp.	414,535	463
	Pou Chen Corp.	968,502	416
	SinoPac Holdings	2,466,000	410
	Chang Hwa Commercial Bank	1,253,000	396
	Taiwan Semiconductor Manufacturing Co., Ltd.	291,018	358
	Wistron Corp.	477,128	333
	Taiwan Fertilizer Co., Ltd.	201,000	324
	Feng Hsin Iron & Steel Co., Ltd.	297,790	320
	Taiwan Cement Corp.	467,583	312
	Macronix International Co., Ltd.	1,085,149	282
	Asia Cement Corp.	392,940	276
	Shin Kong Financial Holdings Co.	1,151,434	267
	Taishin Financial Holdings	1,696,000	264
	U-Ming Marine Transport Corp.	222,000	260
*	Tatung Co., Ltd.	1,576,000	260
	Novatek Microelectronics Corp., Ltd.	238,723	243
	President Chain Store Corp.	95,000	224
	Micro-Star International Co., Ltd.	441,859	214
	Transcend Information Inc.	116,685	211
	Polaris Securities Co., Ltd.	742,359	209
	Formosa Taffeta Co., Ltd.	439,000	206

*	Nanya Technology Corp.	1,218,467	205
	Taiwan Glass Industrial Corp.	414,430	203
	Catcher Technology Co., Ltd.	117,230	201
	Largan Precision Co., Ltd.	34,381	200
*	Taiwan Business Bank	1,009,000	193
	Walsin Lihwa Corp.	1,109,000	189
	KGI Securities Co., Ltd.	760,000	186
*	Powerchip Semiconductor Corp.	1,973,255	183
	Teco Electric & Machinery Co., Ltd.	640,000	176
	E.Sun Financial Holding Co., Ltd.	766,520	176
	Evergreen Marine Corp.	415,000	167
	Cheng Shin Rubber Industry Co., Ltd.	217,668	152
	Inventec Co., Ltd.	561,490	149
	Chunghwa Picture Tubes, Ltd.	1,617,000	149
	Nan Ya Printed Circuit Board Corp.	79,237	148
	Yulon Motor Co., Ltd.	405,898	148
	Unimicron Technology Corp.	383,975	143
	Realtek Semiconductor Corp.	131,580	143
	HannStar Display Corp.	1,187,463	143
	Wan Hai Lines Ltd.	316,050	128
	Giant Manufacturing Co., Ltd.	59,850	127
*	China Airlines	668,134	125
	Taiwan Secom Corp., Ltd.	92,000	115
	Yang Ming Marine Transport	392,369	105
	D-Link Corp.	175,325	97
*	ProMOS Technologies Inc.	2,143,000	96
	Advantech Co., Ltd.	75,872	94
*	Via Technologies Inc.	283,000	92
	Chicony Electronics Co., Ltd.	95,444	86
	Coretronic Corp.	157,386	84
*	CMC Magnetics Corp.	512,000	70
	Ton Yi Industrial Corp.	244,000	69
	Cheng Uei Precision Industry Co., Ltd.	70,517	69
	Mitac International Corp.	203,736	66
	Yageo Corp.	552,000	63
	Capital Securities Corp.	275,055	57
	Qisda Corp.	197,640	35
*	Ritek Corp.	191,000	26
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	126,959	25
*	Inotera Memories, Inc.	78,320	24
	Eternal Chemical Co., Ltd.	52,448	23
*	Far Eastern International Bank	147,000	22
	Asia Optical Co., Inc.	20,259	22
*	Winbond Electronics Corp.	229,000	21
	Wintek Corp.	117,000	20
	Cathay Construction Corp.	98,000	20
	President Securities Corp.	72,289	19
	Waterland Financial Holdings	129,971	19
*	EVA Airways Corp.	102,000	19

	Oriental Union Chemical Corp.	47,083	18
	Faraday Technology Corp.	20,318	16
	Compal Communications, Inc.	23,520	15
	Zyxel Communications Corp.	31,688	14
	China Motor Co., Ltd.	55,105	13
	Sunplus Technology Co., Ltd.	34,620	13
	Inventec Appliances Corp.	19,965	12
	Vanguard International Semiconductor Corp.	53,466	11
	Taiwan Life Insurance Co., Ltd.	21,315	10
	Lite-On IT Corp.	3,039	1
			74,439
Thailand (0.2%)
	PTT Public Co. Ltd. (Foreign)	293,200	1,324
	PTT Exploration and Production Public Co. Ltd. (Foreign)	468,472	1,308
	Siam Cement Public Co. Ltd. (Foreign)	278,162	789
	Bangkok Bank Public Co., Ltd. (Foreign)	326,697	686
	Siam Commercial Bank Public Co. Ltd. (Foreign)	425,886	623
	Advanced Info Service Public Co., Ltd. (Foreign)	292,300	620
	Kasikornbank Public Co. Ltd. (Foreign)	440,200	565
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	845,500	269
	Banpu Public Co. Ltd. (Foreign)	41,500	261
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	816,361	225
	BEC World Public Co. Ltd. (Foreign)	401,800	215
	Thai Oil Public Co., Ltd. (Foreign)	286,000	197
	IRPC Public Co., Ltd. (Foreign)	3,515,200	192
	Krung Thai Bank Public Co. Ltd. (Foreign)	1,222,400	137
*	Electricity Generating Public Co. Ltd. (Local)	62,100	122
	Ratchaburi Electricity Generating Holding Public Co., Ltd.	95,800	108
	Siam City Cement Public Co. Ltd. (Foreign)	29,100	106
	Siam Makro Public Co. Ltd. (Foreign)	53,100	106
	Bank of Ayudhya PLC (Foreign)	286,500	74
	PTT Chemical Public Co., Ltd. (Foreign)	62,900	55
	Central Pattana Public Co. Ltd. (Foreign)	136,500	50
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	467,300	44
	Electricity Generating Public Co. Ltd. (Foreign)	22,100	44
*	Thai Military Bank Public Co., Ltd. (Foreign)	2,736,800	43
	Total Access Communications PLC	52,800	42
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	68,500	38
	Land and Houses Public Co. Ltd. (Foreign)	421,100	38
	Thoresen Thai Agencies Public Co. Ltd. (Foreign)	73,000	36
	Airports of Thailand Public Co. Ltd. (Foreign)	41,900	22
*	Siam City Bank Public Co., Ltd. (Foreign)	75,700	15
*	TISCO Finance Public Co. Ltd. (Foreign)	47,500	13
	Thai Airways International Public Co. Ltd. (Foreign)	15,600	3
	Thanachart Capital Public Co. Ltd. (Foreign)	9,300	2
	Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	7,200	2
*	True Corp. Public Co. Ltd. (Foreign)	27,000	2
	Italian-Thai Development Public Co. Ltd. (Foreign)	19,500	1
			8,377

Turkey (0.2%)
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	231,295	1,547
	Akbank T.A.S.	294,071	846
*	KOC Holding A.S.	487,323	679
*	Turkiye Garanti Bankasi A.S.	424,077	573
	Turkiye Is Bankasi A.S. C Shares	248,370	551
	Turkcell Iletisim Hizmetleri A.S.	85,382	453
*	Turk Telekomunikasyon A.S.	154,052	396
	Eregli Demir ve Celik Fabrikalari A.S.	180,105	387
	Turkiye Halk Bankasi A.S.	101,020	260
	Tupras-Turkiye Petrol Rafinerileri A.S.	26,712	253
	Enka Insaat ve Sanayi A.S.	61,869	201
*	Yapi ve Kredi Bankasi A.S.	185,862	201
	Haci Omer Sabanci Holding A.S.	56,306	107
	Turkiye Vakiflar Bankasi T.A.O.	113,472	82
*	Dogan Sirketler Grubu Holding A.S.	150,397	57
	Ford Otomotiv Sanayi A.S.	11,010	28
	Arcelik A.S.	18,827	20
	Tofas Turk Otomobil Fabrikasi A.S.	22,503	16
			6,657
United Kingdom (15.1%)
	BP PLC	6,658,215	47,154
	Vodafone Group PLC	18,600,750	34,547
	HSBC Holdings PLC	4,245,253	32,938
	GlaxoSmithKline PLC	1,852,735	32,677
	Royal Dutch Shell PLC Class A	1,254,731	31,273
	Royal Dutch Shell PLC Class B	960,035	22,791
	AstraZeneca Group PLC	515,458	19,863
	British American Tobacco PLC	704,416	19,315
	BG Group PLC	1,192,144	16,345
	Tesco PLC	2,789,774	14,418
	BHP Billiton PLC	777,836	13,002
	Diageo PLC	889,856	11,940
	Unilever PLC	454,959	9,980
	Imperial Tobacco Group PLC	360,528	9,858
	Reckitt Benckiser Group PLC	251,131	9,672
	Anglo American PLC	470,983	8,472
	Standard Chartered PLC	665,131	8,404
	National Grid Transco PLC	860,569	8,031
	Rio Tinto PLC	352,696	7,579
	BAE Systems PLC	1,243,600	7,218
	Centrica PLC	1,796,333	6,683
	SABMiller PLC	396,270	6,473
	Scottish & Southern Energy PLC	308,749	5,309
	Lloyds Banking Group PLC	3,352,108	4,367
	Barclays PLC	2,954,824	4,347
	Aviva PLC	949,393	4,289
	Prudential PLC	888,071	4,269
	BT Group PLC	2,735,086	4,142

	Cadbury PLC	483,849	3,884
	Morrison Supermarkets PLC	942,538	3,682
	British Sky Broadcasting Group PLC	471,688	3,374
	Compass Group PLC	653,424	3,234
	Rolls-Royce Group PLC	638,587	3,048
	J. Sainsbury PLC	609,513	2,925
	Reed Elsevier PLC	386,080	2,899
	Shire Ltd.	197,142	2,876
	Pearson PLC	287,774	2,747
	Tullow Oil PLC	258,048	2,574
*	WPP PLC	448,764	2,525
	Standard Life PLC	766,083	2,438
	Experian Group Ltd.	368,509	2,293
	Smith & Nephew PLC	311,446	2,258
	Royal & Sun Alliance Insurance Group PLC	1,170,650	2,221
	Capita Group PLC	217,742	2,189
	Royal Bank of Scotland Group PLC	6,882,651	2,167
	International Power PLC	548,517	2,151
	Xstrata PLC	260,198	2,126
	Cable and Wireless PLC	900,477	2,040
	Legal & General Group PLC	2,133,590	1,898
	Marks & Spencer Group PLC	552,080	1,836
	Man Group PLC	615,162	1,826
	United Utilities Group PLC	233,553	1,824
	Smiths Group PLC	133,882	1,654
	Land Securities Group PLC	163,385	1,628
	Kingfisher PLC	811,717	1,625
	Old Mutual PLC	1,873,479	1,411
	Group 4 Securicor PLC	493,164	1,362
	Carnival PLC	73,779	1,344
	Thomson Reuters PLC	66,320	1,333
	Associated British Foods PLC	135,418	1,296
	Severn Trent PLC	81,933	1,292
	Cobham PLC	397,038	1,225
	The Sage Group PLC	465,925	1,215
*	Cairn Energy PLC	46,009	1,206
	Next PLC	69,636	1,183
^	British Land Co., PLC	179,802	1,173
	Johnson Matthey PLC	74,683	1,047
	Rexam PLC	230,591	1,036
	Amec PLC	124,318	1,011
	Friends Provident PLC	833,551	994
	Drax Group PLC	121,334	975
^	The Alliance Trust PLC	238,423	922
	Bunzl PLC	110,556	904
	Home Retail Group	296,598	880
	Antofagasta PLC	132,550	797
	InterContinental Hotels Group PLC	103,890	782
	Whitbread PLC	65,714	776

	Tate & Lyle PLC	159,775	766
	Foreign and Colonial Investment Trust PLC	225,751	706
	Lonmin PLC	53,988	670
^	Liberty International PLC	123,324	663
	Schroders PLC	56,504	622
*	Invensys PLC	267,961	597
	Eurasian Natural Resources Corp.	129,839	594
	ICAP PLC	170,967	581
	United Business Media Ltd.	83,273	580
^	Hammerson PLC	97,979	574
	Wolseley PLC	230,848	572
	Burberry Group PLC	155,413	566
	ITV PLC	1,394,618	553
	Ladbrokes PLC	211,714	552
	Tomkins PLC	308,463	526
	LogicaCMG PLC	538,643	510
	Provident Financial PLC	44,372	498
	Hays PLC	451,169	490
	Scottish Mortgage Investment Trust PLC	97,525	466
	Aegis Group PLC	407,960	449
		William Hill PLC	127,567	434
		Thomas Cook Group PLC	155,247	428
		3i Group PLC	127,931	419
		Rentokil Initial PLC	637,696	391
		Vedanta Resources PLC	49,052	388
		British Airways PLC	205,697	355
		Mondi PLC	128,207	338
		Daily Mail and General Trust PLC	88,793	337
		Segro PLC	144,654	334
		GKN PLC	233,599	285
		Kazakhmys PLC	67,262	215
^		Carphone Warehouse PLC	138,662	202
		Schroders PLC-Non Voting Shares	18,990	176
*		PartyGaming PLC	40,582	98
		Enterprise Inns PLC	136,693	95
*		Northern Rock PLC	2,812	—
				511,492
Total Common Stocks (Cost $5,149,116)				3,397,102
		Coupon	Shares	Market Value ($000)
Temporary Cash Investment (4.9%)
Money Market Fund (4.9%)
[2,3]	Vanguard Market Liquidity Fund (Cost $167,192)	0.780%	167,192,034	167,192

Total Investments (105.0%) (Cost $5,316,308)				3,564,294
Other Assets and Liabilities-Net (-5.0%)[3]				(170,762)
Net Assets (100%)				3,393,532

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $147,761,000.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the value of this security represented 0.5% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $159,427,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

FTSE All-World ex-US Index Fund

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

At January 31, 2009, the cost of investment securities for tax purposes was $5,316,421,000. Net unrealized depreciation of investment securities for tax purposes was $1,752,127,000, consisting of unrealized gains of $14,553,000 on securities that had risen in value since their purchase and $1,766,680,000 in unrealized losses on securities that had fallen in value since their purchase.

FTSE All-World ex-US Index Fund

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	582,294
Level 2- Other significant observable inputs	2,981,982
Level 3- Significant unobservable inputs	18
Total	3,564,294

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2009:

Amount valued based on Level 3 Inputs	Investments in Securities ($000)
Balance as of October 31, 2008	-
Transfers in and/or out of Level 3	18
Change in Unrealized Appreciation (Depreciation)	-
Balance as of January 31, 2009	18

Vanguard Total World Stock Index Fund

Schedule of Investments

As of January 31, 2009

		Shares	Market Value ($000)
Common Stocks (100.3%)
Argentina (0.1%)
	Tenaris SA ADR	7,416	147

Australia (2.4%)
	BHP Billiton Ltd.	54,621	1,013
	Westpac Banking Corp., Ltd.	46,343	454
	QBE Insurance Group Ltd.	29,100	438
	National Australia Bank Ltd.	32,450	383
	Commonwealth Bank of Australia	22,483	382
	Woolworths Ltd.	21,464	374
	Australia & New Zealand Bank Group Ltd.	37,046	307
	Westfield Group	34,468	260
	CSL Ltd.	9,760	230
	Woodside Petroleum Ltd.	9,499	209
	Wesfarmers Ltd.	19,474	189
	Newcrest Mining Ltd.	9,076	176
	Telstra Corp. Ltd.	64,596	154
	Rio Tinto Ltd.	5,829	151
	Origin Energy Ltd.	16,486	145
	Brambles Ltd.	31,104	132
	Santos Ltd.	11,651	104
	Foster's Group Ltd.	28,442	98
	AMP Ltd.	29,048	96
^	Macquarie Group, Ltd.	5,212	83
	Computershare Ltd.	16,596	75
	Oil Search Ltd.	23,940	65
	Perpetual Trustees Australia Ltd.	3,240	62
	AGL Energy Ltd.	6,639	61
	Orica Ltd.	6,570	55
	Stockland	23,398	53
	Sonic Healthcare Ltd.	5,946	52
	Suncorp-Metway Ltd.	10,731	50
	Insurance Australia Group Ltd.	19,843	49
	Wesfarmers, Ltd. Price Protected Shares	4,860	47
	Transurban Group	14,341	46
	AXA Asia Pacific Holdings Ltd.	13,718	41
	Incitec Pivot Ltd.	24,096	40
	WorleyParsons Ltd.	3,924	37
	BlueScope Steel Ltd.	16,272	36
^,*	Fortescue Metals Group Ltd.	31,837	34
	OneSteel Ltd.	22,536	34
	Leighton Holdings Ltd.	3,060	32

	Coca-Cola Amatil Ltd.	5,481	32
	Australian Stock Exchange Ltd.	1,696	29
	Cochlear Ltd.	695	26
	Amcor Ltd.	7,622	26
	Lend Lease Corp.	6,018	25
	Lion Nathan Ltd.	4,888	25
	Tabcorp Holdings Ltd.	5,984	25
	Macquarie Infrastructure Group	23,672	24
	Toll Holdings Ltd.	6,753	23
	CFS Gandel Retail Trust	20,320	23
	Crown Ltd.	6,480	22
	Alumina Ltd.	30,420	21
	GPT Group	44,657	21
	Macquarie Airports Group	13,339	19
	Dexus Property Group NPV	38,990	18
	Qantas Airways Ltd.	11,367	17
	Tatt's Group, Ltd.	8,921	16
	Goodman Fielder Ltd.	15,977	15
	OZ Minerals Ltd.	43,527	15
	Nufarm Ltd.	2,085	15
	Ansell Ltd.	2,224	14
	Macquarie Goodman Group	32,610	14
	Billabong International Ltd.	2,991	14
	CSR Ltd.	15,568	14
	Metcash Ltd.	5,163	14
	James Hardie Industries NV	5,478	13
	Aristocrat Leisure Ltd.	5,593	13
	Sims Metal Management Ltd.	1,150	12
	Bendigo Bank Ltd.	1,924	12
	Commonwealth Property Office Fund	22,555	12
	Mirvac Group	11,617	8
	Boral Ltd.	3,135	7
	Minara Resources Ltd.	22,851	5
	Tower Australia Group Ltd.	2,952	4
	Austereo Group Ltd.	5,713	4
	Australand Property Group	26,246	4
	Corporate Express Australia Ltd.	1,728	4
	Spotless Group Ltd.	2,468	4
	Ten Network Holdings Ltd.	6,055	4
	Envestra Ltd.	20,533	4
*	Centro Properties Group	72,254	4
	Australian Wealth Management Ltd.	6,684	4
	GWA International Ltd.	2,486	4
	Adelaide Brighton Ltd.	3,456	4
	APN News & Media Ltd.	2,880	4
	Gunns Ltd.	6,004	4
	Harvey Norman Holdings Ltd.	2,621	4
	West Australian Newspaper Holdings Ltd.	1,314	3

	Centro Retail Trust	85,324	3
	Paperlinx Ltd.	10,418	3
*	Paladin Resources Ltd.	1,382	3
	Sigma Pharmaceuticals Ltd.	3,101	2
	SP Ausnet	2,838	2
*	Iluka Resources Ltd.	685	2
	Energy Resources of Australia Ltd.	132	2
	AWB Ltd.	1,109	2
	Caltex Australia Ltd.	238	1
	Consolidated Media Holdings, Ltd.	1,000	1
	Bank of Queensland Ltd.	234	1
	Asciano Group	1,564	1
	Challenger Financial Services Group Ltd.	1,429	1
	John Fairfax Holdings Ltd.	1,211	1
	Downer EDI Ltd.	459	1
	Macquarie Office Trust	7,646	1
	Futuris Corp., Ltd.	2,478	1
	Flight Centre Ltd.	174	1
	Macquarie CountryWide Trust	3,540	1
	Boart Longyear Group	2,322	—
	Babcock & Brown Infrastructure Group	4,196	—
	Babcock & Brown Ltd.	436	—
			6,925
Austria (0.1%)
*	Atrium European Real Estate	45,256	126
	Wienerberger AG	5,220	67
	Voestalpine AG	3,312	64
	Telekom Austria AG	4,211	59
	Erste Bank der Oesterreichischen Sparkassen AG	2,574	39
	OMV AG	1,235	35
	Oesterreichische Elektrizitaetswirtschafts AG Class A	439	17
	EVN AG	326	5
	Vienna Insurance Group	153	5
	Strabag SE	199	3
*	Immofinanz AG	1,577	2
	Raiffeisen International Bank-Holding AG	81	1
*	IMMOEAST Immobilien Anlagen AG	865	1
			424
Belgium (0.4%)
	Delhaize Group	7,601	489
	Anheuser-Busch InBev NV	10,172	258
	Umicore	3,492	65
	Groupe Bruxelles Lambert SA	863	63
	Belgacom SA	1,133	40
^	Dexia	9,040	28
	Fortis	13,710	27
	KBC Bank & Verzekerings Holding	953	17
	UCB SA	334	10

	Mobistar SA	131	10
	Colruyt NV	36	8
	Solvay SA	105	7
	Compagnie Nationale a Portefeuille	139	7
	KBC Ancora	287	2
			1,031
Brazil (1.6%)
	Banco Itau Holding Financeira SA ADR	39,010	392
	Petroleo Brasileiro SA Series A ADR	16,656	361
	Companhia Vale do Rio Doce ADR	21,572	304
	Petroleo Brasileiro SA Pfd.	27,737	299
	Companhia Vale do Rio Doce Sponsored ADR	23,724	288
	Petroleo Brasileiro SA ADR	10,834	284
	Banco Bradesco SA ADR	30,392	272
	Petroleo Brasileiro SA	20,500	268
	Companhia Siderurgica Nacional SA ADR	16,740	253
	Companhia de Bebidas das Americas ADR	3,962	162
	Tele Norte Leste Participacoes ADR	13,068	161
	Brasil Telecom Participacoes SA ADR	4,578	148
	Companhia Vale do Rio Doce Pfd. Class A	11,500	139
	Gerdau SA ADR	21,096	135
	Tim Participacoes SA ADR	9,216	130
	Itausa-Investimentos Itau SA	39,000	123
	Companhia Vale do Rio Doce	6,000	84
	BM&F BOVESPA SA	27,293	79
	Banco do Brasil SA	11,600	71
	Natura Cosmeticos SA	7,000	60
	Embraer-Empresa Brasileira de Aeronautica SA ADR	3,608	54
	Centrais Electricas Brasileiras SA	3,000	34
	Usiminas-Usinas Siderugicas de Minas Gerais SA Pfd.	2,700	34
	Companhia de Concessoes Rodoviarias	3,000	29
	Companhia Energetica de Minas Gerais Pfd.	2,000	27
	Brasil Telecom Participacoes SA	1,000	26
	Souza Cruz SA	1,000	20
	Tele Norte Leste Participacoes SA	1,000	15
	Vivo Participacoes SA Pfd.	1,000	14
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar Pfd.	1,000	13
	Companhia de Saneamento Basico do Estado de Sao Paulo	1,000	11
	Companhia Paranaense de Energia-COPEL	1,000	9
	MMX Mineracao e Metalicos SA	4,041	7
	AES Tiete SA	1,000	7
	Duratex SA Pfd.	1,000	7
	Redecard SA	574	6
	Ultrapar Participacoes S.A.	274	6
	Tractebel Energia SA	800	6
	Bradespar SA Pfd.	600	6
	Votorantim Celulose e Papel SA Pfd.	1,000	6
*	Tim Participacoes SA	2,000	6

	AES Tiete SA	1,000	6
	TELESP - Telecomunicacoes de Sao Paulo SA Pfd.	300	6
	Localiza Rent a Car SA	1,606	6
	Fertilizantes Fosfatados S.A.	991	6
	Perdigao SA	400	5
	Lojas Americanas SA Pfd.	2,000	5
	CPFL Energia SA	400	5
	Metalurgica Gerdau SA	600	5
	Porto Seguro SA	872	5
	Brasil Telecom SA Pfd.	1,000	5
*	Net Servicos de Comunicacao SA	800	5
	B2W Com Global Do Varejo	472	5
	Braskem SA	2,000	5
*	LLX Logistica SA	7,732	5
	JBS SA	2,338	5
	Weg SA	953	5
	Energias do Brasil SA	500	5
	Confeccoes Guararapes SA	700	5
	Telesp - Telecomunicacoes de Sao Paulo SA	300	5
	Companhia Energetica de Minas Gerais	457	5
	Gerdau SA	900	5
*	Suzano Papel e Celulose SA	914	5
	All America Latina Logistica	1,200	5
	Klabin SA	3,000	4
*	Cosan SA Industria e Comercio	1,000	4
	Companhia de Bebidas das Americas	130	4
	Tam SA	582	4
	Sadia SA Pfd.	3,000	4
	CESP - Companhia Energetica de Sao Paulo	736	4
	Telmar Norte Leste SA	200	4
	Usinas Siderurgicas de Minas Gerais SA	300	3
	Cyrela Brazil Realty SA	736	3
	Aracruz Celulose SA Pfd. B Shares	2,000	2
			4,511
Canada (3.1%)
	EnCana Corp.	12,600	561
^	Royal Bank of Canada	22,000	546
	Barrick Gold Corp.	14,030	528
*	Research in Motion Ltd.	9,130	505
	Manulife Financial Corp.	28,800	478
	Toronto-Dominion Bank	13,200	428
	Potash Corp. of Saskatchewan, Inc.	5,160	388
	Bank of Nova Scotia, Halifax	15,350	371
	Goldcorp Inc.	11,570	343
	Canadian Natural Resources Ltd.	8,830	316
	Canadian National Railway Co.	8,500	298
	Sun Life Financial Services of Canada	14,400	293
	Canadian Imperial Bank of Commerce	7,200	274

	Suncor Energy, Inc.	13,912	267
	Canadian Pacific Railway Ltd.	8,700	264
	TransCanada Corp.	8,950	241
	Bank of Montreal, Quebec	8,700	236
	Rogers Communications, Inc. Class B	8,100	228
	Kinross Gold Corp.	12,200	216
^	Brookfield Asset Management Inc.	10,800	170
	Petro-Canada	7,600	165
	Canadian Utilities Ltd.	4,600	149
*	CGI Group Inc.	18,000	146
	Talisman Energy, Inc.	15,300	145
	Enbridge Inc.	4,090	134
	Imperial Oil Ltd.	4,090	130
	Nexen Inc.	8,500	124
	Agrium, Inc.	3,600	121
	Cameco Corp.	7,200	119
*	Agnico-Eagle Mines Ltd.	1,959	105
	Power Corp. of Canada	5,990	103
	Bombardier Inc. Class B	25,200	78
	Shoppers Drug Mart Corp.	2,060	76
	Husky Energy Inc.	2,760	69
	Power Financial Corp.	3,060	56
	Shaw Communications Inc.	3,320	54
	National Bank of Canada	1,830	51
*	Thomson Reuters Corp.	1,860	45
	BCE Inc.	2,100	43
	TransAlta Corp.	1,860	34
	IGM Financial, Inc.	1,200	32
	Great-West Lifeco Inc.	2,100	32
	Teck Cominco Ltd. Class B	7,500	29
	Loblaw Cos., Ltd.	900	25
	Magna International	830	23
	George Weston Ltd.	400	21
	Canadian Tire Corp. Class A	600	20
	Finning International Inc.	1,700	17
	Telus Communications Inc.	600	17
	Saputo Inc.	1,000	16
	Brookfield Properties Corp.	2,000	11
	Telus Corp.-Non Voting Shares	100	3
	Bombardier Inc. Class A	415	1
	Nova Chemicals Corp.	100	—
			9,145
Chile (0.1%)
	Empresa Nacional de Electricidad SA ADR	3,096	116
	Empresas Copec SA	4,563	37
	Enersis SA	114,300	33
	S.A.C.I. Falabella SA	7,400	21
	Banco de Chile	301,886	17

	Sociedad Quimica y Minera de Chile SA	353	10
	Cencosud SA	3,300	6
	Embotelladora Andina SA Pfd. Class B	2,300	6
*	Colburn SA	32,200	6
	Banco de Credito e Inversiones	279	6
	Empresa Nacional de Telecomunicaciones SA	500	5
	Compania Cervecerias Unidas SA	900	5
	Corpbanca	1,250,000	5
	Lan Airlines SA	600	5
	Banco Santander Chile SA	145,800	5
	CAP SA	253	3
	Sociedad Quimica y Minera de Chile SA ADR	100	3
			289
China (1.5%)
	China Mobile (Hong Kong) Ltd.	103,000	927
	China Life Insurance Co., Ltd.	126,000	332
	China Construction Bank	532,000	259
	PetroChina Co. Ltd.	350,000	258
	China Communications Construction Co., Ltd.	180,000	174
	CNOOC Ltd.	197,000	170
	China Unicom Ltd.	181,770	168
	Ping An Insurance (Group) Co. of China Ltd.	36,000	156
	China Petroleum & Chemical Corp.	268,000	144
	China Shenhua Energy Co. Ltd. H Shares	66,500	142
	Bank of China	448,000	117
	Bank of Communications Ltd. Class H	180,000	117
^	China Merchants Bank Co., Ltd. Class H	72,000	116
	Fujian Zijin Mining Industry Co., Ltd.	216,000	114
	CITIC Pacific Ltd.	91,000	107
	China Telecom Corp. Ltd.	290,000	105
	China Coal Energy Co.	108,000	78
	China Shipping Development Co.	72,000	70
	Weiqiao Textile Co. Ltd.	212,000	63
	GOME Electrical Appliances Holdings Ltd.	392,000	57
	Aluminum Corp. of China Ltd.	72,000	32
	Huadian Power International Corp. Ltd.	144,000	31
*	Anhui Conch Cement Co. Ltd.	6,000	29
	China Resources Power Holdings Co., Ltd.	14,000	26
	China Merchants Holdings International Co. Ltd.	14,000	25
	Denway Motors Ltd.	82,000	24
	Beijing Datang Power Generation Co., Ltd.	48,000	24
	China Resources Enterprise Ltd.	16,000	23
	Guangzhou R&F Properties Co. Ltd.	26,800	22
	China COSCO Holdings Co., Ltd.	31,000	19
	Huaneng Power International, Inc. H Shares	24,000	17
	BYD Co. Ltd.	8,500	16
*	Shanghai Electric Group Co., Ltd. Class H	48,000	15
	China International Marine Containers (Group) Co., Ltd.	28,500	15

*	China Railway Construction Corp.	10,500	14
	China Resources Land Ltd.	12,000	14
	Shanghai Industrial Holding Ltd.	4,000	10
	China Communication Services Corp. Ltd.	14,000	8
	Beijing Enterprises Holdings Ltd.	2,000	8
*	Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd. Class B	12,200	6
	CSG Holding Co. Ltd.	10,400	6
	Shanghai Jinjiang International Hotels DevelopmentCo., Ltd. Class B	7,600	6
	Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	10,100	6
	Inner Mongolia Eerduosi Cashmere Products Co. Ltd.	9,100	6
	Weichai Power Co., Ltd. Class H	3,000	6
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	8,500	6
	Shanghai Jinjiang International Industrial Investment Co., Ltd. Class B	7,900	6
	Jiangling Motors Corp. Ltd.	9,600	6
	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	5,600	6
*	Shanghai Haixan Group Co. Ltd. Class B	25,000	6
	Dongfeng Motor Corp.	16,000	6
	Weifu High-Technology Co., Ltd.	12,505	6
*	Dazhong Transportation Group Co., Ltd. B Shares	11,800	5
	Shanghai Zhenhua Port Machinery Co., Ltd. Class B	7,500	5
*	Jinzhou Port Co., Ltd.	16,600	5
*	Brilliance China Automotive Holdings Ltd.	92,000	5
	Bengang Steel Plates Co., Ltd.	15,300	5
	China Merchants Property Development Co., Ltd.	5,200	5
*	Foshan Electrical and Lighting Co., Ltd.	9,500	5
	Zhejiang Southeast Electric Power Co., Ltd.	12,800	5
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	21,800	5
	Double Coin Holdings, Ltd. Class B	22,200	5
	Beijing Capital International Airport Co., Ltd.	12,000	5
*	Hainan Airlines, Co., Ltd.	16,200	5
	Yantai Changyu Pioneer Wine Co., Ltd.	1,400	5
	Shandong Chenming Paper Holdings Ltd. Class B	12,300	5
	Huadian Energy Co. Ltd.	22,600	5
	China Bluechemical, Ltd.	10,000	5
	Shenzhen Expressway Co. Ltd.	14,000	5
	Guangdong Provincial Expressway Development Co., Ltd.	14,400	5
	Guangdong Electric Power Development Co., Ltd.	15,300	5
*	Shenzhen Special Economic Zone Real Estate Group Co. Ltd. Class B	29,400	5
	ZTE Corp.	1,800	5
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	5,800	5
	Chaoda Modern Agriculture Holdings Ltd.	8,000	5
	China Vanke Co., Ltd.	6,500	5

	Great Wall Motor Co., Ltd.	14,500	5
	Shanghai Friendship Group Inc. Co. Class B	6,500	5
	Anhui Expressway Co., Ltd.	14,000	5
	China Shipping Container Lines Co. Ltd.	31,000	5
*	China Southern Airlines Co. Ltd.	30,000	5
	Shenzhen Investment Ltd.	28,000	5
*	BOE Technology Group Co. Ltd. Class B	37,300	5
	Zhaojin Mining Industry Co. Ltd.	6,000	5
	Guangzhou Investment Co. Ltd.	48,000	5
	Global Bio-chem Technology Group Co. Ltd.	32,000	5
	Hidili Industry Int'l Development Ltd.	14,000	5
	Guangdong Investment Ltd.	12,000	5
	Tianjin Capital Environmental Protection Co., Ltd.	28,000	5
	Maanshan Iron and Steel Co. Ltd.	14,000	5
	Zhejiang Expressway Co., Ltd.	8,000	5
*	China Eastern Airlines Corp. Ltd.	32,000	4
	The Guangshen Railway Co., Ltd.	14,000	4
	Nine Dragons Paper Holdings Ltd.	16,000	4
*	Guangzhou Shipyard International Co. Ltd.	4,000	4
	China Everbright Ltd.	4,000	4
*	Sinopec Yizheng Chemical Fibre Co., Ltd.	42,000	4
	TravelSky Technology Ltd.	11,000	4
	Jiangsu Expressway Co. Ltd. H Shares	6,000	4
	Guangzhou Pharmaceutical Co., Ltd.	14,000	4
	Yangzijiang Shipbuilding Holdings Ltd.	15,000	4
*	Semiconductor Manufacturing International Corp.	121,000	4
	Sinopec Shanghai Petrochemical Co. Ltd.	18,000	4
	China Molybdenum Co. Ltd.	10,000	4
	China Foods Ltd.	12,000	4
	Sinotrans Ltd.	25,000	4
	Dongfang Electrical Corp Ltd.	1,800	4
	China Mengniu Dairy Co., Ltd.	3,000	4
	China Travel International	26,000	4
	Tsingtao Brewery Co., Ltd.	2,000	4
	KWG Property Holding, Ltd.	16,000	4
	TPV Technology Ltd.	16,000	4
	Parkson Retail Group Ltd.	4,000	4
	Harbin Power Equipment Co., Ltd.	4,000	3
	Li Ning Co., Ltd.	2,000	3
*	PICC Property and Casualty Co., Ltd.	6,000	3
	Yanzhou Coal Mining Co. Ltd. H Shares	4,000	3
	Angang Steel Co., Ltd.	2,000	2
	Cosco Pacific Ltd.	2,000	2
	Air China Ltd.	6,000	2
	China Oilfield Services Ltd.	2,000	2
	Jiangxi Copper Co. Ltd.	2,000	1
	Inner Mongolia Yitai Coal Co., Ltd.	400	1
			4,429

Colombia (0.0%)
	Bancolombia SA ADR	2,121	44

Czech Republic (0.1%)
	Ceske Energeticke Zavody a.s.	3,490	119
	Cesky Telecom a.s.	2,602	48
	Komercni Banka a.s.	170	19
	Zentiva NV	200	10
	Unipetrol a.s.	206	1
			197
Denmark (0.4%)
	Novo Nordisk A/S B Shares	9,310	496
	Coloplast A/S B Shares	3,104	190
*	Vestas Wind Systems A/S	3,600	173
	Danisco A/S	3,152	116
	Danske Bank A/S	4,800	48
	Novozymes A/S	600	48
	AP Moller-Maersk A/S A Shares	9	44
	Carlsberg A/S B Shares	1,250	41
	AP Moller-Maersk A/S B Shares	7	33
	Rockwool International A/S	83	6
	FLS Industries A/S B Shares	200	6
	H. Lundbeck A/S	200	4
*	Jyske Bank A/S	150	3
*	William Demant A/S	100	3
			1,211
Egypt (0.0%)
	Orascom Telecom Holding SAE GDR	2,628	53
	Orascom Construction Industries GDR	1,044	43
			96
Finland (0.5%)
	Nokia Oyj	60,977	747
	Stora Enso Oyj R Shares	36,180	220
	Wartsila Oyj B Shares	4,284	115
	Sampo Oyj A Shares	6,140	99
	Fortum Oyj	4,240	83
	Metso Oyj	5,004	49
	UPM-Kymmene Oyj	4,120	39
	Kone Oyj	1,100	23
	Neste Oil Oyj	450	6
	Kesko Oyj	200	5
	Sanoma Oyj	368	4
	Nokian Renkaat Oyj	383	4
	Rautaruuki Oyj	200	3
	Outokumpu Oyj A Shares	200	2
			1,399
France (4.5%)
	Total SA	40,034	1,995

	Gaz de France	26,588	1,017
	Sanofi-Aventis	16,516	929
	France Telecom SA	31,431	704
	BNP Paribas SA	14,583	557
	Vivendi SA	20,245	522
	Axa	32,758	516
	Groupe Danone	8,006	411
	Societe Generale Class A	9,609	402
	Carrefour SA	11,516	393
	L'Oreal SA	5,445	361
	Unibail Co.	2,590	347
	Air Liquide SA	4,608	335
	LVMH Louis Vuitton Moet Hennessy	6,068	331
	Vinci SA	9,642	329
	Schneider Electric SA	4,252	269
	Cie. de St. Gobain SA	7,211	244
	Alstom	4,853	233
	Pernod Ricard SA	3,220	202
	Accor SA	5,002	197
	Veolia Environnement	7,965	179
	Credit Agricole SA	14,601	177
	Electricite de France	3,620	176
	Societe BIC SA	3,289	176
	Bouygues SA	4,844	165
	Hermes International	1,605	161
	Essilor International SA	3,464	132
	Lafarge SA	2,815	129
*	Suez Environnement SA	7,924	126
	Pinault-Printemps-Redoute SA	2,332	118
	Cap Gemini SA	3,204	110
	Vallourec SA	874	85
	Renault SA	3,872	75
	Eiffage SA	1,512	74
	Technip SA	2,376	73
^	Sodexho Alliance SA	1,384	70
*	Alcatel-Lucent	33,478	66
	Lagardere S.C.A.	1,531	58
	PSA Peugeot Citroen	3,384	57
	Compagnie Generale des Etablissements Michelin SA	1,044	41
	STMicroelectronics NV	7,732	40
	Thales SA	810	36
	Safran SA	2,364	29
	Christian Dior SA	591	29
	Publicis Groupe SA	1,237	29
	Eutelsat Communications	1,177	25
	CNP Assurances	326	22
	Casino Guichard-Perrachon SA	314	21
	Societe Television Francaise 1	1,816	20

	Atos Origin SA	807	19
*	Compagnie Generale de Geophysique SA	1,578	19
	Natixis	12,150	19
	Legrand SA	1,007	17
	Dassault Systemes SA	446	17
	Aeroports de Paris (ADP)	284	15
	Eurazeo	361	12
	Air France	1,112	11
	Klepierre	333	8
	Bureau Veritas SA	189	7
	Societe des Autoroutes Paris-Rhin-Rhone	114	6
	Eramet SLN	40	6
	PagesJaunes SA	650	6
	Ciments Francais SA	57	4
	JCDecaux SA	270	4
	Euler Hermes SA	99	4
	Imerys SA	78	3
	Gecina SA	38	3
	Wendel Investissement	47	2
	Arkema	116	2
	Valeo SA	99	1
			12,978
Germany (3.3%)
	E.On AG	31,401	1,011
^	Siemens AG	15,270	860
	Bayer AG	12,796	679
	Deutsche Telekom AG	53,945	651
	Allianz AG	7,580	636
	SAP AG	15,453	543
	RWE AG	6,703	521
	Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,845	508
	Volkswagen AG	1,469	469
	Daimler AG (Registered)	15,825	443
	BASF AG	15,214	441
	Deutsche Bank AG	9,756	254
	Man AG	5,490	239
	Deutsche Post AG	17,712	221
	Deutsche Boerse AG	3,749	188
	Fresenius Medical Care AG	3,203	143
	K&S AG	2,874	136
^	ThyssenKrupp AG	6,681	136
	Linde AG	1,862	124
	Adidas AG	3,249	112
	Henkel AG & Co. KGaA	4,104	106
	Bayerische Motoren Werke AG	4,434	105
	Volkswagen AG Pfd.	2,028	100
	Merck KGaA	1,116	94
	Metro AG	2,387	87

*	Porsche AG	1,390	81
	Fresenius AG Pfd.	1,024	57
	Commerzbank AG	12,146	55
	Beiersdorf AG	1,117	55
	Henkel KGaA	2,251	52
	Deutsche Lufthansa AG	3,890	47
	Salzgitter AG	597	43
	Celesio AG	1,661	36
	Fraport AG	592	22
	Hannover Rueckversicherung AG	685	21
	GEA Group AG	1,818	21
	TUI AG	2,334	20
	Puma AG	100	18
	Solarworld AG	795	17
	Hochtief AG	468	16
	Fresenius AS	315	15
	Deutsche Postbank AG	1,205	14
*	Infineon Technologies AG	15,804	14
	Wacker Chemie AG	162	12
	Lanxess	591	9
	HeidelbergCement AG	162	6
*	Q-Cells AG	208	5
	Hamburger Hafen und Logistik AG	155	4
	Suedzucker AG	160	3
	Aachener & Muenchener Beteiligungs AG (Bearer)	16	1
	Hypo Real Estate Holding AG	566	1
*	Arcandor AG	271	1
			9,453
Greece (0.2%)
	National Bank of Greece SA ADR	60,048	195
	Hellenic Telecommunications Organization SA ADR	18,792	142
	Greek Organization of Football Prognostics	2,570	75
	Alpha Credit Bank SA	4,230	35
	Bank of Piraeus	3,866	25
	EFG Eurobank Ergasias	3,824	24
	Marfin Financial Group SA	5,491	20
	Coca-Cola Hellenic Bottling Co. SA	1,230	17
	Public Power Corp.	350	6
	Titan Cement Co. SA	270	5
	Hellenic Petroleum SA	220	2
*	Commercial Bank of Greece SA	140	1
			547
Hong Kong (1.3%)
	Hutchison Whampoa Ltd.	72,000	366
	Cheung Kong Holdings Ltd.	36,000	332
^	Industrial and Commercial Bank of China Ltd. Class H	784,000	332
	Sun Hung Kai Properties Ltd.	36,000	319
	China Overseas Land & Investment Ltd.	148,480	194

	Hang Seng Bank Ltd.	14,400	173
	Li & Fung Ltd.	72,000	143
	CLP Holdings Ltd.	20,000	135
	Hong Kong Exchanges & Clearing Ltd.	15,400	132
	Hong Kong & China Gas Co., Ltd.	75,000	122
	Swire Pacific Ltd. A Shares	18,000	116
	Hang Lung Development Co., Ltd.	36,000	116
	Esprit Holdings Ltd.	18,000	96
	Hong Kong Electric Holdings Ltd.	15,500	91
	Bank of East Asia Ltd.	43,200	86
	Shangri-La Asia Ltd.	72,000	84
	Hang Lung Properties Ltd.	36,000	81
	Sino Land Co.	72,000	69
	Giordano International Ltd.	288,000	68
	New World Development Co., Ltd.	72,000	68
	Jardine Matheson Holdings Ltd.	2,800	55
	Tencent Holdings Ltd.	8,600	53
	MTR Corp.	18,000	43
	Link REIT	22,500	42
	Boc Hong Kong Holdings Ltd.	40,000	41
	Hengan International Group Co. Ltd.	12,000	40
	Henderson Land Development Co. Ltd.	9,000	34
*	China Railway Group, Ltd.	61,000	34
	Hopewell Holdings Ltd.	10,000	33
	China Citic Bank	88,000	33
	Wharf Holdings Ltd.	13,000	32
	China National Building Material Co., Ltd.	26,000	28
	Tingyi Holding Corp.	24,000	28
	PCCW Ltd.	48,000	25
	Hysan Development Co., Ltd.	12,000	20
	Wheelock and Co. Ltd.	11,000	19
	Lenovo Group Ltd.	100,000	19
	Television Broadcasts Ltd.	5,000	18
	Sinofert Holdings, Ltd.	30,000	17
	Wing Hang Bank Ltd.	3,500	17
	China Insurance International Holdings Co., Ltd.	6,000	8
	Belle International Holdings Ltd.	18,000	7
	Guoco Group	1,000	6
	CNPC Hong Kong Ltd.	20,000	6
	Hopewell Highway Infrastructure Ltd.	8,500	5
	Dah Sing Banking Group Ltd.	6,800	5
	China High Speed Transmission Equipment Group Co., Ltd.	4,000	5
	Industrial and Commercial Bank of China (Asia) Ltd.	5,000	5
	Anta Sports Products Ltd.	10,000	5
	Beijing North Star Co. Ltd.	28,000	4
	Fosun International	13,000	4
	Shimao Property Holdings Ltd.	6,500	4
	Lianhua Supermarket Holdings Ltd. Class H	4,000	4

*	CITIC Resources Holdings Ltd.	38,000	4
	Greentown China Holdings Ltd.	11,000	4
	Mandarin Oriental International Ltd.	5,000	4
	New World China Land Ltd.	15,600	4
	Cafe De Coral Holdings Ltd.	2,000	4
	Shui On Land Ltd.	15,000	4
	Cheung Kong Infrastructure Holdings Ltd.	1,000	4
	Hong Kong Aircraft & Engineering Co., Ltd.	400	4
	Hutchison Telecommunications International Ltd.	14,000	4
	Hopson Development Holdings Ltd.	6,000	3
	Sino-Ocean Land Holdings Ltd.	6,500	3
	Huabao International Holdings Ltd.	5,000	3
	Agile Property Holdings, Inc.	8,000	3
	Yue Yuen Industrial (Holdings) Ltd.	1,500	3
	Hutchinson Harbour Ring Ltd.	34,000	3
	Chinese Estates Holdings	2,000	2
	Cathay Pacific Airways Ltd.	2,000	2
	Henderson Investment Ltd.	32,000	2
	Hongkong Land Holdings Ltd.	1,000	2
	Texwinca Holdings Ltd.	4,000	2
	Lifestyle International Holdings, Ltd.	2,000	2
	Hong Kong and Shanghai Hotels Ltd.	2,000	2
	Shun Tak Holdings Ltd.	4,000	1
	First Pacific Co. Ltd.	4,000	1
	Public Financial Holdings Ltd.	4,000	1
	Johnson Electric Holdings Ltd.	6,500	1
	Shenzhen International Holdings Ltd.	32,500	1
	Country Garden Holdings Co.	6,000	1
	C C Land Holdings Ltd.	5,000	1
	Great Eagle Holdings Ltd.	1,000	1
	NWS Holdings Ltd.	1,000	1
	ASM Pacific Technology Ltd.	400	1
	Orient Overseas International Ltd.	500	1
	Kerry Properties Ltd.	500	1
	Chong Hing Bank Ltd.	1,000	1
	Techtronic Industries Co., Ltd.	3,500	1
*	Foxconn International Holdings Ltd.	3,000	1
	Fubon Bank (Hong Kong) Ltd.	4,000	1
	Dah Sing Financial Group	400	1
	Lee & Man Paper Manufacturing Ltd.	2,000	1
	Next Media Ltd.	8,000	1
	Melco International Development Corp.	3,000	1
*	Galaxy Entertainment Group Ltd.	5,000	1
	Kingboard Chemical Holdings Ltd.	500	1
	Kowloon Development Co., Ltd.	1,000	—
			3,912

Hungary (0.1%)
	MOL Hungarian Oil and Gas Nyrt.	2,700	105
^,*	OTP Bank Nyrt.	4,044	40
	Richter Gedeon Nyrt.	150	17
	Magyar Tavkozlesi Nyrt.	1,050	2
			164
India (1.0%)
	Infosys Technologies Ltd. ADR	12,110	322
	Reliance Industries Ltd. GDR	5,872	313
*	Bharti Airtel Ltd.	13,165	169
	ITC Ltd.	46,239	169
	ICICI Bank Ltd. ADR	10,087	166
	HDFC Bank Ltd. ADR	1,735	100
	Larsen & Toubro Ltd.	7,162	100
	Housing Development Finance Corp. Ltd.	3,038	94
	Hindustan Lever Ltd.	15,365	81
	Bharat Heavy Electricals Ltd.	2,497	67
	Oil and Natural Gas Corp. Ltd.	4,910	65
	NTPC Ltd.	15,609	60
	Reliance Communication Ventures	14,413	49
	Axis Bank Ltd.	5,498	48
*	Reliance Petroleum Ltd.	20,520	36
	Gail India Ltd.	8,500	34
	Jaiprakash Associates Ltd.	21,623	33
*	Cairn India Ltd.	9,823	33
	Sterlite Industries (India) Ltd.	5,775	32
	Grasim Industries Ltd.	1,297	31
*	Idea Cellular Ltd.	32,485	31
	Hindalco Industries Ltd.	30,397	30
	Tata Iron and Steel Co. Ltd.	8,003	30
	Cipla Ltd.	7,318	29
	Steel Authority of India Ltd.	16,628	28
	Infrastructure Development Finance Co., Ltd.	23,026	27
	State Bank of India	1,105	26
	Wipro Ltd.	5,392	25
	State Bank of India GDR	515	25
	Tata Power Co. Ltd.	1,423	22
	Reliance Energy Ltd.	1,743	20
*	Reliance Natural Resources, Ltd.	18,376	19
	Indian Oil Corporation Ltd.	2,071	19
	GlaxoSmithKline Pharmaceuticals (India) Ltd.	783	19
*	Essar Oil Ltd.	12,114	18
	Tata Consultancy Services Ltd.	1,677	17
	Nestle India Ltd.	558	17
	Sun Pharmaceutical Industries Ltd.	699	15
	Punjab National Bank Ltd.	1,763	14
	DLF Ltd.	3,971	14
	Hero Honda Motors Ltd.	516	9

	Reliance Industries Ltd.	335	9
	Wipro Ltd. ADR	1,286	9
*	Reliance Power Ltd.	3,486	8
	Bajaj Auto Ltd.	766	7
	Jindal Steel & Power Ltd.	308	6
*	Oracle Financial Services Software	506	6
	Mundra Port and Special Economic Zone Ltd.	731	6
*	Neyveli Lignite Corp., Ltd.	3,390	5
	Bharat Electronics Ltd.	323	5
	Bajaj Finserv Ltd.	1,537	5
	Bharat Petroleum Corp. Ltd.	668	5
	Hindustan Petroleum Corp., Ltd.	914	5
	Power Grid Corp of India Ltd	2,880	5
	Mahindra & Mahindra Ltd.	841	5
*	Sun Pharma Advanced Research Company, Ltd.	5,293	5
	Colgate-Palmolive (India) Ltd.	595	5
	Maruti Udyog Ltd.	446	5
	Dabur India Ltd.	2,859	5
	Ultratech Cemco Ltd.	628	5
	Ambuja Cements Ltd.	3,515	5
	Associated Cement Cos. Ltd.	491	5
	Power Finance Corp.	1,785	5
*	Tata Teleservices Maharashtra Ltd.	10,943	5
	Castrol (India) Ltd.	742	5
	Shipping Corp. of India Ltd.	2,795	5
	Great Offshore Ltd.	977	5
*	Hindustan Zinc Ltd.	678	5
	National Aluminium Co., Ltd.	1,179	5
	Bharat Forge Ltd.	2,760	5
	Asea Brown Boveri India Ltd.	482	5
	Dr. Reddy's Laboratories Ltd.	519	5
	Cadila Healthcare Ltd.	934	5
	HCL Technologies Ltd.	1,986	5
	Corporation Bank	1,243	5
	Financial Technologies (India) Ltd.	470	5
	Canara Bank Ltd.	1,238	5
	Bajaj Holdings and Investment Ltd.	965	4
	Tata Communications Ltd.	490	4
	Mphasis Ltd.	1,471	4
	Tata Chemicals Ltd.	1,429	4
	Nicholas Piramal India Ltd.	1,016	4
	Oriental Bank of Commerce	1,490	4
	Mahanagar Telephone Nigam Ltd.	2,962	4
*	Sun TV Network Ltd.	1,307	4
	Bank of Baroda	847	4
	Asian Paints (India) Ltd.	268	4
*	Mangalore Refinery and Petrochemicals Ltd.	5,750	4
	Lupin Ltd.	369	4

	Crompton Greaves, Ltd.	1,626	4
	Ashok Leyland Ltd.	14,952	4
	Tech Mahindra Ltd.	885	4
*	GMR Infrastructure Ltd.	2,853	4
*	Jet Airways (India) Ltd.	1,168	4
	Moser Baer India Ltd.	3,261	4
	Wockhardt Ltd.	2,000	4
	Bank of India	820	4
	Sesa Goa Ltd.	2,391	4
	Zee Entertainment Enterprises	1,759	4
	Industrial Development Bank of India Ltd.	3,367	4
	Kotak Mahindra Bank	659	4
	Godrej Industries Ltd.	2,902	4
	United Spirits Ltd.	310	4
	Great Eastern Shipping Co.	1,077	4
	Adani Exports, Ltd.	648	4
	Reliance Capital Ltd.	423	4
*	Lanco Infratech Ltd.	1,446	3
*	Piramal Life Sciences Ltd.	4,928	3
	Housing Development & Infrastructure Ltd.	1,693	3
	Divi's Laboratories Ltd.	180	3
	Satyam Computer Services Ltd. ADR	1,640	3
	Siemens India Ltd.	744	3
	Tata Motors Ltd.	1,016	3
	Punj Lloyd Ltd.	1,537	3
	Indiabulls Financial Services Ltd.	1,287	3
	Ranbaxy Laboratories Ltd.	448	2
	Aditya Birla Nuvo Ltd.	113	1
	Suzlon Energy Ltd.	855	1
	JSW Steel Ltd.	156	1
*	Glenmark Pharmaceuticals Ltd.	216	1
	Unitech, Ltd.	803	1
	Aban Offshore Ltd.	50	1
			2,803
Indonesia (0.2%)
	PT Bank Central Asia Tbk	574,000	136
	PT Astra International Tbk	86,000	97
	PT United Tractors Tbk	176,000	77
	PT Bank Rakyat Indonesia Tbk	194,000	76
	PT Telekomunikasi Indonesia Tbk	128,000	70
	PT Bumi Resources Tbk	420,000	18
	PT Gudang Garam Tbk	13,000	6
	PT International Nickel Indonesia Tbk	28,000	6
	PT Perusahaan Gas Negara Tbk	29,500	6
	PT Astra Agro Lestari Tbk	5,500	5
	PT Indofood Sukses Makmur Tbk	58,500	5
	PT Unilever Indonesia Tbk	7,000	5
	PT Tambang Batubara Bukit Asam Tbk	7,500	5

	PT Aneka Tambang Tbk	50,000	5
	PT Indocement Tunggal Prakarsa Tbk (Local)	12,000	5
	PT Indonesian Satellite Corp. Tbk	9,500	5
*	PT Bank Indonesia Tbk	94,000	4
	PT Bank Mandiri Tbk	27,000	4
	PT Semen Gresik Tbk	13,000	4
	PT Bank Danamon Tbk	17,500	3
	PT Ramayana Lestari Sentosa Tbk	1,500	—
			542
Ireland (0.1%)
	CRH PLC	8,900	209
*	Elan Corp. PLC	9,688	70
*	Ryanair Holdings PLC	10,139	37
	Kerry Group PLC A Shares	1,331	25
	Allied Irish Banks PLC	16,812	24
	Bank of Ireland	19,944	15
	Anglo Irish Bank Corp. PLC	14,385	4
	Irish Life & Permanent PLC	840	2
			386
Israel (0.4%)
	Teva Pharmaceutical Industries Ltd.	17,888	739
*	Check Point Software Technologies Ltd.	7,200	163
	Israel Chemicals Ltd.	12,852	87
	Bank Hapoalim Ltd.	13,340	24
	Teva Pharmaceutical Industries Ltd. Sponsored ADR	556	23
	Bezeq Israeli Telecommunication Corp., Ltd.	12,330	18
	Cellcom Israel Ltd.	748	16
	Bank Leumi Le-Israel	6,500	12
	Partner Communications Co. Ltd.	600	9
	Delek Group, Ltd.	129	9
*	Jerusalem Economic Corp., Ltd.	2,811	8
	Elbit Medical Imaging Ltd.	579	7
	United Mizrahi Bank Ltd.	1,500	7
*	Given Imaging Ltd.	645	6
	Blue Square-Israel Ltd.	900	6
	Property & Building Corp.	137	6
	Ormat Industries Ltd.	762	6
*	Hot Telecommunication System Ltd.	900	6
	IDB Development Corp. Ltd.	600	6
	Delek Automotive Systems Ltd.	1,000	6
*	Alvarion Ltd.	1,569	5
	Clal Insurance Enterprise Holdings Ltd.	900	5
	Discount Investment Corp. Ltd.	600	5
	Clal Industries and Investments Ltd.	2,300	5
	Gazit-Globe (1982) Ltd.	1,058	5
	Super Sol Ltd.	1,500	5
*	First International Bank of Israel Ltd. -ILS .01 Par	3,629	5
	Oil Refineries Ltd.	19,025	5

	Paz Oil Company Ltd.	50	5
	Elbit Systems Ltd.	100	4
	Harel Insurance Investments Ltd.	200	4
	Africa-Israel Investments Ltd.	600	4
*	First International Bank of Israel Ltd. -ILS .05 Par	708	4
	Strauss Group Ltd.	500	4
	Migdal Insurance Holdings Ltd.	5,000	4
	Osem Investment Ltd.	400	4
	Israel Discount Bank Ltd.	5,200	4
	IDB Holding Corp., Ltd.	302	4
*	Koor Industries Ltd.	400	4
*	NICE Systems Ltd.	100	2
	Makhteshim-Agan Industries Ltd.	300	1
			1,252
Italy (1.5%)
	Eni SpA	44,441	940
	Intesa Sanpaolo SpA	147,154	464
	Assicurazioni Generali SpA	22,109	460
	Enel SpA	81,858	459
	UniCredit SpA	215,031	378
	Telecom Italia SpA	224,582	276
	Mediolanum SpA	38,534	149
	Unione Di Banche Italiane ScpA	9,386	117
	Unipol Gruppo Finanziario SpA Pfd.	109,440	114
	Autogrill SpA	15,935	93
	Telecom Italia SpA RNC	88,772	86
	Bulgari SpA	19,695	81
	Fondiaria-Sai SpA RNC	8,280	74
	Atlantia SpA	4,957	72
	Saipem SpA	4,627	70
	Finmeccanica SpA	4,079	64
	Fiat SpA	12,460	61
	Banco Popolare SpA	10,224	58
	Italcementi SpA Risp.	8,352	49
	Terna SpA	14,210	43
	Snam Rete Gas SpA	7,962	41
	Banca Monte dei Paschi di Siena SpA	26,019	37
	Mediaset SpA	7,216	35
	Mediobanca Banca di Credito Finanziaria SpA	3,253	30
	Alleanza Assicurazioni SpA	4,009	27
	A2A SpA	14,483	25
	Banca Popolare di Milano SpA	4,438	23
	Luxottica Group SpA	1,483	21
	Parmalat SpA	8,951	14
	Banca Carige SpA	3,107	7
	Fondiari-Sai SpA	424	7
	Edison SpA	4,009	5
	Unipol Gruppo Finanziario SpA	3,259	5

	Saras SpA Raffinerie Sarde	1,421	5
	Pirelli & C. Accomandita per Azioni SpA	16,215	5
	IFIL Investments SpA	1,824	5
	Benetton Group SpA	588	4
	Buzzi Unicem SpA	309	4
	Lottomatica SpA	203	4
	Italcementi SpA	390	4
			4,416
Japan (10.3%)
	Toyota Motor Corp.	41,400	1,332
	Mitsubishi UFJ Financial Group	192,100	1,066
	Tokyo Electric Power Co.	21,600	675
	Nippon Telegraph and Telephone Corp.	13,800	668
	NTT DoCoMo, Inc.	345	601
	Canon, Inc.	21,900	598
	Honda Motor Co., Ltd.	24,000	552
	Takeda Pharmaceutical Co. Ltd.	11,600	544
	Sumitomo Mitsui Financial Group, Inc.	13,500	535
	Matsushita Electric Industrial Co., Ltd.	41,000	497
	Nintendo Co.	1,600	496
	Kansai Electric Power Co., Inc.	18,000	493
	East Japan Railway Co.	7,200	488
	KDDI Corp.	72	450
	Mitsubishi Estate Co., Ltd.	34,000	446
	Japan Tobacco, Inc.	136	391
	Millea Holdings, Inc.	14,400	381
	Nomura Research Institute, Ltd.	21,000	381
	Mitsui & Co., Ltd.	36,000	376
	Electric Power Development Co., Ltd.	9,700	375
^	Yakult Honsha Co., Ltd.	17,500	356
	Higo Bank Ltd.	61,000	355
	Mitsui Sumitomo Insurance Group Holdings, Inc.	13,400	347
^	Mizuho Financial Group, Inc.	139,000	344
	Shin-Etsu Chemical Co., Ltd.	7,200	337
	Daito Trust Construction Co., Ltd.	7,300	314
	Nippon Steel Corp.	107,000	314
	Sony Corp.	15,600	304
	Seino Transportation Co., Ltd.	61,000	296
	Mitsubishi Corp.	22,100	292
	Yamada Denki Co., Ltd.	4,920	290
	Seven and I Holdings Co., Ltd.	10,600	283
	Fukuyama Transporting Co., Ltd.	61,000	279
	Astellas Pharma Inc.	7,200	273
	Murata Manufacturing Co., Ltd.	7,200	272
	Mitsubishi Heavy Industries Ltd.	72,000	272
	Sagami Railway	61,000	268
	Central Japan Railway Co.	36	257
	Chubu Electric Power Co.	8,600	244

	Daiichi Sankyo Co., Ltd.	10,800	242
	Nomura Holdings Inc.	36,700	238
	Fuji Photo Film Co., Ltd.	10,800	236
	Kyocera Corp.	3,600	231
	Bridgestone Corp.	18,000	229
	Sumitomo Corp.	25,200	228
	Fanuc Co., Ltd.	3,600	213
	Circle K Sunkus Co., Ltd.	12,200	213
	JFE Holdings, Inc.	8,300	206
	Toho Gas Co., Ltd.	32,000	195
	Kao Corp.	8,000	194
	Kokuyo Co., Ltd.	27,400	191
	Komatsu Ltd.	18,500	191
	Mitsui OSK Lines Ltd.	33,000	188
	Rohm Co., Ltd.	3,600	179
	Isuzu Motors Ltd.	154,000	179
	Itochu Corp.	36,000	175
	Mitsui Fudosan Co., Ltd.	13,000	168
	Softbank Corp.	10,800	167
	Fujitsu Ltd.	36,000	162
	Nippon Oil Corp.	36,000	156
	Nippon Paint Co., Ltd.	36,000	148
	Mitsubishi Chemical Holdings Corp.	36,000	148
	Suzuki Motor Corp.	10,800	146
	Tohoku Electric Power Co.	5,600	144
	Sumitomo Metal Industries Ltd.	72,000	144
	Nissan Motor Co., Ltd.	43,200	130
	Toshiba Corp.	37,000	129
	Marubeni Corp.	36,000	128
	Eisai Co., Ltd.	3,300	121
	Haseko Corp.	126,000	117
	Daiwa Securities Group Inc.	21,000	116
	Hitachi Ltd.	38,000	116
	Sumitomo Chemical Co.	36,000	114
	Tokyo Gas Co., Ltd.	24,000	113
	Kirin Brewery Co., Ltd.	9,000	113
	Mitsubishi Electric Corp.	24,000	110
	Kyushu Electric Power Co., Inc.	4,100	107
	Denso Corp.	5,100	92
	Mitsubishi Materials Corp.	36,000	90
	Osaka Gas Co., Ltd.	21,000	89
	Sharp Corp.	12,000	89
	Shionogi & Co., Ltd.	4,000	86
	Casio Computer Co.	10,800	85
	Secom Co., Ltd.	2,000	84
	Chugoku Electric Power Co., Ltd.	3,200	83
	Daikin Industries Ltd.	3,600	83
^	Resona Holdings Inc.	5,300	82

	Orix Corp.	1,800	79
	Hankyu Corp.	14,000	77
	Fast Retailing Co., Ltd.	600	76
	Yahoo Japan Corp.	238	75
	Sumitomo Trust & Banking Co., Ltd.	15,000	74
	West Japan Railway Co.	18	73
	Ibiden Co., Ltd.	3,600	73
	Keyence Corp.	400	73
	Inpex Holdings, Inc.	10	72
	Sojitz Holdings Corp.	46,800	72
	Shikoku Electric Power	2,000	66
	Asahi Breweries Ltd.	4,200	65
	T & D Holdings, Inc.	2,000	65
	Shizuoka Bank Ltd.	6,000	63
	Ricoh Co.	5,000	61
^,*	Mitsubishi Motors Corp.	44,000	59
	Terumo Corp.	1,700	58
	Sumitomo Realty & Development Co.	5,000	57
	Bank of Yokohama Ltd.	11,000	56
	Chiba Bank Ltd.	10,000	56
	Sumitomo Metal Mining Co.	6,000	56
^	Kintetsu Corp.	12,000	54
	SMC Corp.	600	53
	Ono Pharmaceutical Co., Ltd.	1,000	53
	Aeon Co., Ltd.	6,500	52
	Ajinomoto Co., Inc.	6,000	52
	Shiseido Co., Ltd.	3,000	50
	Nipponkoa Insurance Co., Ltd.	6,000	49
	Dai-Nippon Printing Co., Ltd.	5,000	49
	Hoya Corp.	2,700	48
	Odakyu Electric Railway Co.	6,000	48
	Tokyo Electron Ltd.	1,300	48
	Toray Industries, Inc.	11,000	48
	Mitsumi Electric Co., Ltd.	3,600	47
	Sompo Japan Insurance Inc.	7,000	44
	Japan Steel Works Ltd.	4,000	43
	Nippon Yusen Kabushiki Kaisha Co.	9,000	42
	Asahi Glass Co., Ltd.	8,000	42
	Taisho Pharmaceutical Co.	2,000	41
	Chugai Pharmaceutical Co., Ltd.	2,100	40
	OJI Paper Co., Ltd.	8,000	38
	NEC Corp.	14,000	37
	Hokuriku Electric Power Co.	1,300	37
	Asahi Kasei Corp.	9,000	37
	Sumitomo Electric Industries Ltd.	4,800	36
	Daiwa House Industry Co., Ltd.	4,000	36
	Mitsui Trust Holding Inc.	9,000	35
	Tokyu Corp.	8,000	35

	Benesse Corp.	800	34
	TDK Corp.	900	34
	Sekisui House Ltd.	4,000	34
	Tobu Railway Co., Ltd.	6,000	33
	Kubota Corp.	6,000	33
	Olympus Corp.	2,000	32
	Nissin Food Products Co., Ltd.	900	31
	Yamato Holdings Co., Ltd.	3,000	30
	Oriental Land Co., Ltd.	400	30
	Lawson Inc.	600	30
	JS Group Corp.	2,200	29
	Nidec Corp.	600	29
	NTT Data Corp.	9	29
	Nippon Express Co., Ltd.	8,000	29
	Kobe Steel Ltd.	19,000	28
	Hirose Electric Co., Ltd.	300	28
	Nitto Denko Corp.	1,500	28
	Omron Corp.	2,300	27
	Trend Micro Inc.	1,000	27
	Joyo Bank Ltd.	5,000	27
	Toppan Printing Co., Ltd.	4,000	27
	Keio Electric Railway Co., Ltd.	5,000	27
	Toyo Suisan Kaisha, Ltd.	1,000	26
	Toho Co., Ltd.	1,500	26
	Nippon Sanso Corp.	4,000	26
	Dentsu Inc.	1,500	26
	Kawasaki Heavy Industries Ltd.	14,000	25
	Kurita Water Industries Ltd.	1,100	25
*	Sanyo Electric Co., Ltd.	16,000	25
	Nagoya Railroad Co., Ltd.	8,000	24
	Aioi Insurance Co., Ltd.	5,000	24
	Konami Corp.	1,200	24
	Sankyo Co., Ltd.	500	24
*	Isetan Mitsukoshi Holdings Ltd.	3,300	24
	Konica Minolta Holdings, Inc.	3,000	23
	Keihin Electric Express Railway Co., Ltd.	3,000	23
	JTEKT Corp.	3,700	23
	Shimizu Corp.	5,000	23
	Keihan Electric Railway Co., Ltd.	5,000	22
	Hisamitsu Pharmaceutical Co. Inc.	600	22
	Toyoda Automatic Loom Works Ltd.	1,100	22
	Hokkaido Electric Power Co., Ltd.	900	22
	Kajima Corp.	8,000	21
	Nikon Corp.	2,000	21
	Nippon Paper Group, Inc.	700	21
	Uni-Charm Corp.	300	21
	Shimano, Inc.	600	20
	Mitsubishi Logistics Corp.	2,000	20

	Hokuhoku Financial Group, Inc.	10,000	20
	Ohbayashi Corp.	4,000	19
	All Nippon Airways Co., Ltd.	5,000	19
	Mizuho Trust & Banking Co., Ltd.	18,000	19
	Kawasaki Kisen Kaisha Ltd.	5,000	18
	Dai Nippon Pharmaceutical Co., Ltd.	2,000	18
	Nitori Co., Ltd.	250	18
	Promise Co., Ltd.	950	17
	Lion Corp.	3,000	17
	Teijin Ltd.	7,000	17
	Mediceo Paltac Holdings Co., Ltd.	1,500	17
	SBI Holdings, Inc.	137	17
	Tsumura & Co.	500	16
	Aisin Seiki Co., Ltd.	1,200	16
	Keisei Electric Railway Co., Ltd.	3,000	16
	Acom Co., Ltd.	450	16
	The Hyakujushi Bank Ltd.	3,000	16
	AEON Mall Co., Ltd.	1,100	15
	77 Bank Ltd.	3,000	15
	Tanabe Seiyaku Co., Ltd.	1,000	15
	FamilyMart Co., Ltd.	400	15
	Coca-Cola West Japan Co., Ltd.	700	14
	JGC Corp.	1,000	14
	The Chugoku Bank, Ltd.	1,000	14
	Rengo Co., Ltd.	2,000	14
	Yamazaki Baking Co., Ltd.	1,000	13
	Fukuoka Financial Group, Inc.	4,000	13
	Wacoal Corp.	1,000	13
	Santen Pharmaceutical Co., Ltd.	400	13
	NGK Insulators Ltd.	1,000	13
	Shimachu Co.	600	13
	The Hiroshima Bank, Ltd.	3,000	13
	Nippon Meat Packers, Inc.	1,000	13
	Mochida Pharmaceutical	1,000	12
	Tokuyama Corp.	2,000	12
	Kuraray Co., Ltd.	1,500	12
	The Iyo Bank, Ltd.	1,000	12
	Yamaguchi Financial Group, Inc.	1,000	11
	Don Quijote Co., Ltd.	700	11
	JSR Corp.	900	11
	Nippon Mining Holdings Inc.	3,000	11
*	Japan Airlines System Co.	5,000	11
	The Hyakugo Bank Ltd.	2,000	11
	Cosmo Oil Co., Ltd.	4,000	11
	Yokohama Rubber Co.	3,000	11
	Bank of Kyoto Ltd.	1,000	10
	Toyo Seikan Kaisha Ltd.	700	10
	Seiko Epson Corp.	800	10

Sony Financial Holdings, Inc.	3	10
TonenGeneral Sekiyu K.K.	1,000	10
Kikkoman Corp.	1,000	10
Amada Co., Ltd.	2,000	10
Ezaki Glico Co., Ltd.	1,000	9
Makita Corp.	500	9
Kyowa Hakko Kogyo Co.	1,000	9
Taisei Corp.	4,000	9
Kinden Corp.	1,000	9
The Suruga Bank, Ltd.	1,000	9
Alfresa Holdings Corp.	200	8
Daihatsu Motor Co., Ltd.	1,000	8
Uny Co., Ltd.	1,000	8
Advantest Corp.	600	8
Shinko Securities Co., Ltd.	4,000	8
Kamigumi Co., Ltd.	1,000	8
Matsushita Electric Works, Ltd.	1,000	8
Credit Saison Co., Ltd.	800	8
Brother Industries Ltd.	1,200	8
NGK Spark Plug Co.	1,000	8
The Kagoshima Bank, Ltd.	1,000	8
The San-in Godo Bank, Ltd.	1,000	8
Ushio Inc.	600	8
Nissan Chemical Industries, Ltd.	1,000	7
Tokyo Style Co.	1,000	7
Asics Corp.	1,000	7
Kandenko Co., Ltd.	1,000	7
Nippon Sheet Glass Co., Ltd.	3,000	7
Nisshinbo Industries, Inc.	1,000	7
Hankyu Department Stores, Inc.	1,000	7
J. Front Retailing Co., Ltd.	2,000	7
Sumitomo Forestry Co.	1,000	7
Maruichi Steel Tube Ltd.	300	7
Shimamura Co., Ltd.	100	7
Gunze Ltd.	2,000	7
IHI Corp.	6,000	7
NTT Urban Development Corp.	8	7
Onward Kashiyama Co., Ltd.	1,000	7
Stanley Electric Co.	700	7
Takashimaya Co.	1,000	7
Marui Co., Ltd.	1,300	7
Nippon Shokubai Co., Ltd.	1,000	7
Nippon Electric Glass Co., Ltd.	1,000	7
Idemitsu Kosan Co. Ltd.	100	6
The Awa Bank, Ltd.	1,000	6
ZEON Corp.	2,000	6
Shinsei Bank, Ltd.	5,000	6
Tokyu Land Corp.	2,000	6

Shimadzu Corp.	1,000	6
Shima Seiki Manufacturing, Ltd.	300	6
The Shiga Bank, Ltd.	1,000	6
Toshiba TEC Corp.	2,000	6
PanaHome Corp.	1,000	6
The Bank of Nagoya, Ltd.	1,000	6
Gunma Bank Ltd.	1,000	6
Hitachi Koki Co.	600	6
Taiyo Yuden Co., Ltd.	1,000	6
The Hachijuni Bank Ltd.	1,000	6
Aozora Bank, Ltd.	5,000	6
Sekisui Chemical Co.	1,000	6
Mori Seiki Co.	700	6
Fujikura Ltd.	2,000	5
Daido Steel Co., Ltd.	2,000	5
Hitachi Chemical Co., Ltd.	500	5
Nisshin Seifun Group Inc.	500	5
Toho Titanium Co., Ltd.	500	5
The Nanto Bank, Ltd.	1,000	5
Square Enix Co., Ltd.	200	5
Autobacs Seven Co., Ltd.	200	5
Kaneka Corp.	1,000	5
NTN Corp.	2,000	5
Hikari Tsushin, Inc.	300	5
Nomura Real Estate Holdings Inc.	300	5
Dowa Fire & Marine Insurance Co.	1,000	5
Toto Ltd.	1,000	5
Dai-Nippon Screen Manufacturing Co., Ltd.	3,000	5
Takata Corp.	700	5
Q.P. Corp.	400	5
Koito Manufacturing Co., Ltd.	1,000	5
Susuken Co., Ltd.	200	5
Hitachi Metals Ltd.	1,000	5
Nippon Television Network Corp.	50	5
Pioneer Corp.	2,800	5
Shinko Electric Industries Co., Ltd.	600	5
Hamamatsu Photonics Co.	300	5
Sega Sammy Holdings Inc.	400	5
Nissha Printing Co., Ltd.	200	5
Kansai Paint Co., Ltd.	1,000	5
Lintec Corp.	400	5
House Foods Industry Corp.	300	5
Chiyoda Corp.	1,000	5
ULVAC, Inc.	300	5
NOK Corp.	700	5
The Nishi-Nippon City Bank, Ltd.	2,000	5
Tokyo Steel Manufacturing Co.	500	5
The Keiyo Bank, Ltd.	1,000	5

	Ogaki Kyoritsu Bank, Ltd.	1,000	5
	Mizuho Investors Securities Co., Ltd.	6,000	5
	DISCO Corp.	200	5
	Hitachi Capital Corp.	400	5
	Sumitomo Real Estate Sales Co., Ltd.	170	5
*	Oki Electric Industry Co. Ltd.	8,000	5
	Toyota Boshoku Corp.	600	5
	Mitsubishi Rayon Co., Ltd.	2,000	5
	Koei Co., Ltd.	500	5
	Takara Holdings Inc.	1,000	5
	NS Solutions Corp.	400	5
	Funai Electric Co., Ltd.	200	5
	Sohgo Security Services Co. , Ltd.	500	5
	Mitsubishi UFJ Lease & Finance Company Ltd.	200	5
	Meiji Dairies Corp.	1,000	5
	Heiwa Corp.	500	5
	Showa Shell Sekiyu K.K.	500	5
	Obic Co., Ltd.	30	5
	Mazda Motor Corp.	3,000	5
	Sapporo Hokuyo Holdings, Inc.	1,300	5
	Japan Petroleum Exploration Co., Ltd.	100	5
	Sapporo Holdings Ltd.	1,000	5
	Pacific Metals Co., Ltd.	1,000	5
	Mitsui Engineering & Shipbuilding Co., Ltd.	3,000	5
	The Juroku Bank, Ltd.	1,000	5
	Tokai Rika Co., Ltd.	600	5
	Monex Beans Holdings, Inc.	15	5
	MISUMI Group Inc.	400	5
	Kansai Urban Banking Corp.	3,000	4
	Toyoda Gosei Co., Ltd.	400	4
	Nippon Kayaku Co., Ltd.	1,000	4
	Aeon Credit Service Co. Ltd.	500	4
	Matsui Securities Co., Ltd.	600	4
	Hitachi High-Technologies Corp.	300	4
	Tokai Rubber Industries, Ltd.	600	4
	Itochu Techno-Science Corp.	200	4
*	IT Holdings Corp.	300	4
	kabu.com Securities Co., Ltd.	4	4
	Takefuji Corp.	630	4
	Otsuka Corp.	100	4
	Canon Sales Co. Inc.	300	4
	Daicel Chemical Industries Ltd.	1,000	4
	Aoyama Trading Co., Ltd.	300	4
	Toppan Forms Co., Ltd.	400	4
	IZUMI Co., Ltd.	300	4
	Kose Corp.	200	4
	Osaka Titanium Technologies Co.	200	4
	Sumisho Computer Systems Corp.	300	4

Toyobo Ltd.	3,000	4
USS Co., Ltd.	100	4
The Daishi Bank, Ltd.	1,000	4
Hitachi Software Engineering Co., Ltd.	300	4
Leopalace21 Corp.	500	4
Calsonic Kansei Corp.	4,000	4
Alps Electric Co., Ltd.	1,000	4
Tosoh Corp.	2,000	4
Sky Perfect JSAT Corp.	10	4
Ito En, Ltd.	300	4
Denki Kagaku Kogyo K.K.	2,000	4
Ryohin Keikaku Co., Ltd.	100	4
Taiheiyo Cement Corp.	3,000	4
Hitachi Maxwell	500	4
Nishi-Nippon Railroad Co., Ltd.	1,000	4
Meiji Seika Kaisha Ltd.	1,000	4
Tokyo Broadcasting System Holdings, Inc.	300	4
Okasan Holdings, inc.	1,000	4
Hakuhodo DY Holdings Inc.	90	4
Toyota Auto Body Co., Ltd.	300	4
Sumitomo Osaka Cement Co., Ltd.	2,000	4
Asatsu-DK Inc.	200	4
Oracle Corp. Japan	100	4
Mitsubishi Gas Chemical Co.	1,000	4
Sumitomo Bakelite Co. Ltd.	1,000	4
JAFCO Co., Ltd.	200	4
Matsumotokiyoshi Holdings Co., Ltd.	200	4
Rinnai Corp.	100	4
Aiful Corp.	1,800	4
Nichirei Corp.	1,000	4
Fuji Television Network, Inc.	3	4
Kobayashi Pharmaceutical Co., Ltd.	100	4
TV Asahi Corp.	3	4
Sumitomo Rubber Industries Ltd.	600	4
Mabuchi Motor Co.	100	4
Nidec Sankyo Corp.	1,000	4
CSK Corp.	900	4
Yaskawa Electric Corp.	1,000	4
Yamatake Corp.	200	4
Komeri Co., Ltd.	200	4
Yokogawa Electric Corp.	800	4
Ebara Corp.	2,000	4
Hitachi Cable Ltd.	2,000	4
NHK Spring Co.	1,000	4
The Hokkoku Bank, Ltd.	1,000	4
Tokai Carbon Co., Ltd.	1,000	4
Mitsui Mining & Smelting Co., Ltd.	2,000	4
Fuji Electric Holdings Co., Ltd.	3,000	4

	Capcom Co., Ltd.	200	4
	Hino Motors, Ltd.	2,000	3
*	NEC Electronics Corp.	500	3
	Furukawa Electric Co.	1,000	3
	The Musashino Bank, Ltd.	100	3
	Toda Corp.	1,000	3
	SFCG Co., Ltd.	120	3
	Fuji Fire & Marine Insurance Co., Ltd.	3,000	3
	Tokyo Tatemono Co., Ltd.	1,000	3
	ABC-Mart Inc.	100	3
	Okuma Corp.	1,000	3
	Dai-Nippon Ink & Chemicals, Inc.	2,000	3
	NSK Ltd.	1,000	3
	Sumitomo Heavy Industries Ltd.	1,000	3
	Dowa Mining Co., Ltd.	1,000	3
	Sysmex Corp.	100	3
	Minebea Co., Ltd.	1,000	3
	Namco Bandai Holdings Inc.	300	3
*	DeNA Co., Ltd.	1	3
	Fuji Heavy Industries Ltd.	1,000	3
	Mitsui Chemicals, Inc.	1,000	3
	Citizen Watch Co., Ltd.	700	3
	Showa Denko K.K.	2,000	3
	Sumco Corp.	200	3
	THK Co., Inc.	200	3
	Yamato Kogyo Co., Ltd.	100	2
	Ube Industries Ltd.	1,000	2
	Yamaha Motor Co., Ltd.	200	2
	Yamaha Corp.	200	2
	Nisshin Steel Co.	1,000	2
	Hitachi Construction Machinery Co.	100	1
	Toyota Tsusho Corp.	100	1
*	Elpida Memory Inc.	100	1
			29,893
Luxembourg (0.2%)
	ArcelorMittal(Amsterdam Shares)	17,816	399
	SES Global Fiduciary Depositary Receipts	11,444	209
	Millicom International Cellular SA	580	23
	RTL Group	436	18
			649
Malaysia (0.4%)
	Public Bank Bhd.	53,500	127
	Sime Darby Bhd.	68,900	104
	Bumiputra-Commerce Holdings Bhd.	52,700	93
	IOI Corp. Bhd.	82,200	88
	Malayan Banking Bhd.	60,700	87
	Puncak Niaga Holdings Bhd.	90,200	65
	Malaysia International Shipping Corp., Bhd. (Foreign)	20,800	50

	YTL Corp., Bhd.	19,400	37
	PLUS Expressways Bhd.	45,700	37
	Genting Bhd.	36,200	37
*	TM International Bhd.	37,600	33
	AMMB Holdings Bhd.	50,200	32
	SP Setia Bhd.	31,400	28
	Petronas Gas Bhd.	10,100	27
	British American Tobacco Bhd.	2,200	27
	Digi.com Bhd.	4,500	25
	Tenaga Nasional Bhd.	14,400	23
	Resorts World Bhd.	37,700	23
	Telekom Malaysia Bhd.	22,300	20
	YTL Power International Bhd.	37,237	19
	Gamuda Bhd.	35,900	19
	Berjaya Sports Toto Bhd.	14,000	18
	UMW Holdings Malaysia Bhd.	10,500	16
	Kuala Lumpur Kepong Bhd.	5,000	14
	PPB Group Bhd.	5,100	13
	EON Capital Bhd. .	5,400	5
	Malaysian Pacific Industries Bhd.	3,000	5
	Star Publications Bhd.	5,400	5
	RHB Capital Bhd.	4,400	4
	Proton Holdings Bhd.	9,400	4
	Malaysia Airports Holdings Bhd.	7,700	4
	Lafarge Malayan Cement Bhd.	4,300	4
	Petronas Dagangan Bhd.	1,300	3
	Tanjong Public Ltd. Co.	700	3
	Hong Leong Bank Bhd.	1,700	2
	Alliance Financial Group Bhd.	3,800	2
	Parkson Holdings, Bhd.	2,100	2
	IJM Corp. Bhd.	2,000	2
	Astro All Asia Networks PLC	2,900	2
	Malaysia Mining Corp., Bhd.	4,200	2
*	IJM Land Bhd. Warrants Exp. 9/11/13	167	—
			1,111
Mexico (0.6%)
	America Movil SA de CV	348,133	496
	Telefonos de Mexico SA	298,800	264
	Cemex SAB de CV ADR	20,628	161
	Fomento Economico Mexicano UBD	50,400	141
	Grupo Televisa SA CPO	43,200	120
	Grupo Mexico SA de CV	188,972	104
	Grupo Financerio Banorte SA de CV	75,600	100
	Wal-Mart de Mexico SA	33,600	70
*	Carso Global Telecom SAB de CV	12,100	44
	Telmex Internacional SAB de CV	84,883	40
	Grupo Elektra SA de CV	900	20
	Grupo Carso SA de CV Series A1	8,600	19

	Grupo Financiero Inbursa, SA de CV	8,500	19
	Kimberly Clark de Mexico SA de CV Series A	5,200	17
*	Empresas ICA SA de CV	2,876	5
*	Corporacion GEO, SA de CV	4,300	5
	Grupo Continental SA	3,000	4
*	Desarrolladora Homex SA de CV	1,300	4
	Grupo Aeroportuario del Pacifico SA	2,200	4
*	Carso Infraestructura y Construccion, SA	9,700	4
	Grupo Bimbo SA	1,100	4
	Mexichem SA de CV	5,317	4
	Alfa SA de CV Series A	2,200	4
*	Organzacion Soriana S.A.B. de C.V.	2,300	3
*	Impulsora del Desarrollo y el Empleo en America Latina, SA de CV	7,300	3
*	URBI Desarrollos Urbanos SA de CV	3,000	3
	Industrias Penoles, SA de CV	300	3
	Grupo Modelo SA	1,000	3
			1,668
Netherlands (1.0%)
	Unilever NV	27,189	599
	Koninklijke KPN NV	25,023	333
	Koninklijke (Royal) Philips Electronics NV	17,394	316
	ING Groep NV	33,697	278
	Koninklijke Ahold NV	22,752	273
	Reed Elsevier NV	21,777	241
	TNT NV	11,160	193
	Akzo Nobel NV	4,665	167
	Aegon NV	30,312	158
	Heineken NV	2,620	77
	ASML Holding NV	4,026	67
^	European Aeronautic Defence and Space Co.	3,761	65
	Koninklijke DSM NV	1,918	46
	Wolters Kluwer NV	2,374	43
	Randstad Holding NV	1,394	28
	Corio NV	551	24
	Heineken Holding NV	795	21
	Fugro NV	778	21
	SBM Offshore NV	476	6
	SNS REAAL	913	4
			2,960
New Zealand (0.1%)
	Fisher & Paykel Appliances Holdings Ltd.	125,712	79
	Telecom Corp. of New Zealand Ltd.	22,792	31
	Auckland International Airport Ltd.	15,074	14
	Fletcher Building Ltd.	2,585	7
	Contact Energy Ltd.	1,637	6
	Sky Network Television Ltd.	2,309	5
	Vector Ltd.	4,251	5
	Fisher & Paykel Healthcare Corp. Ltd.	2,713	5

	The Warehouse Group Ltd.	2,427	4
	Kiwi Income Property Trust	8,461	4
	Sky City Entertainment Group Ltd.	2,739	4
	Air New Zealand Ltd.	8,903	4
	Port of Tauranga Ltd.	1,310	4
			172
Norway (0.3%)
	StatoilHydro ASA	19,430	335
	Orkla ASA	21,600	144
	Yara International ASA	5,400	121
	Telenor ASA	14,400	94
	Norsk Hydro ASA	18,000	64
	Seadrill Ltd.	7,200	60
	Storebrand ASA	21,600	55
	DnB NOR ASA	10,700	36
*	Renewable Energy Corp. AS	300	3
	Aker Solutions ASA	490	2
			914
Peru (0.1%)
	Compania de Minas Buenaventura SA ADR	10,728	202
	Volcan Compania Minera SA	16,300	5
	Sociedad Minera Cerro Verde SA	540	5
	Credicorp Ltd.	100	4
			216
Philippines (0.0%)
	SM Investments Corp.	5,000	20
	Jollibee Foods Corp.	20,000	17
	Ayala Land, Inc.	106,300	14
	Bank of Philippine Islands	14,136	10
	Ayala Corp.	2,000	8
	Petron Corp.	47,000	5
	SM Prime Holdings, Inc.	18,000	3
	Manila Electric Co.	2,000	3
	Metropolitan Bank & Trust Co.	3,000	1
	Banco De Oro	3,000	1
			82
Poland (0.1%)
	Powszechna Kasa Oszczednosci Bank Polski SA	16,429	130
	Bank Polska Kasa Opieki Grupa Pekao SA	3,954	123
	Telekomunikacja Polska SA	4,400	25
	KGHM Polska Miedz SA	1,836	16
	Polish Oil & Gas	7,942	9
	Polski Koncern Naftowy SA	993	6
	Bank Zachodni WBK SA	200	5
*	Bank Rozwoju Eksportu SA	100	4
*	Globe Trade Centre SA	1,000	4
	TVN SA	1,100	4
	Bank Handlowy W Warszawie	362	3
	BIG Bank Gdanski SA	5,198	3
*	Getin Holding SA	2,440	2
			334
Portugal (0.2%)
	Electricidade de Portugal SA	61,560	218
	Portugal Telecom SGPS SA	19,656	159

	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	17,928	96
*	Banco Comercial Portugues SA	50,904	52
	Banco BPI SA	17,496	33
	Galp Energia, SGPS, SA B shares	2,120	22
	Brisa-Auto Estradas de Portugal SA	1,369	9
	Cimpor-Cimento de Portugal SA	986	5
	Banco Espirito Santo SA	531	3
			597
Russia (0.5%)
	OAO Gazprom-Sponsored ADR	23,686	306
	LUKOIL Sponsored ADR	7,504	245
	Surgutneftegaz OJSC ADR	40,392	173
	Rosneft Oil Co. GDR	53,840	167
*	Gazprom	43,092	141
	VTB Bank OJSC GDR	95,400	113
	MMC Norilsk Nickel ADR	13,120	54
*	LUKOIL	1,420	48
	Sberbank	79,550	37
	Tatneft GDR	1,008	33
*	Rostelecom	3,672	32
*	Mobile TeleSystems	4,129	13
*	Rosneft Oil Co.	3,288	10
*	Polyus Gold	193	6
	Gazprom Neft	2,355	5
*	Sistema JSFC	32,701	5
*	Cherepovets MK Severstal	1,736	4
*	Mosenergo	154,757	4
*	Wimm-Bill-Dann Foods ADR	155	4
	OAO Transneft	21	4
*	Irkutskenergo	19,093	4
*	Uralsvyazinform JSC	495,049	3
*	Aeroflot	5,336	3
*	Sibirtelecom	458,700	3
			1,417
Singapore (0.6%)
	Haw Par Brothers International Ltd.	61,000	152
	Fraser & Neave Ltd.	72,000	135
	Singapore Telecommunications Ltd.	75,000	130
	Cerebos Pacific Ltd.	61,000	130
	DBS Group Holdings Ltd.	22,000	127
	Singapore Exchange Ltd.	36,000	121
	MobileOne Ltd.	108,000	115
	Singapore Post Ltd.	216,000	110
	Keppel Corp., Ltd.	36,000	95
	Pacific Century Regional Developments Ltd.	756,000	87
	Venture Corp. Ltd.	31,000	83
	Parkway Holdings Ltd.	108,000	81

	Wilmar International Ltd.	36,000	68
	Oversea-Chinese Banking Corp., Ltd.	19,000	64
	United Overseas Bank Ltd.	8,000	62
	Golden Agri-Resources Ltd.	216,000	43
	Singapore Airlines Ltd.	2,000	15
	Singapore Press Holdings Ltd.	4,000	7
	City Developments Ltd.	2,000	7
	Jardine Cycle N Carriage Ltd.	1,000	7
*	Chartered Semiconductor Manufacturing Ltd.	40,000	6
	United Industrial Corp., Ltd.	7,000	6
	StarHub Ltd.	4,000	5
	CapitaCommercial Trust	8,000	5
	Allgreen Properties Ltd.	16,000	5
	Yanlord Land Group Ltd.	8,000	5
	People's Food Holdings Ltd.	11,000	5
	Olam International Ltd.	6,000	5
	ComfortDelGro Corp. Ltd.	5,000	5
	Noble Group Ltd.	7,000	5
	Capitaland Ltd.	3,000	5
	Wheelock Properties (Singapore), Ltd.	7,000	5
	Singapore Technologies Engineering Ltd.	3,000	4
	Sembcorp Industries Ltd.	3,000	4
	Neptune Orient Lines Ltd.	6,000	4
	Singapore Land Ltd.	2,000	4
*	STATS ChipPAC Ltd.	15,000	4
	Guocoland Ltd.	6,000	4
	SMRT Corp. Ltd.	4,000	4
	Hotel Properties Ltd.	6,000	4
	CapitaMall Trust	4,000	4
	SembCorp Marine Ltd.	4,000	4
	Cosco Corp. Singapore Ltd.	8,000	4
	SIA Engineering Co., Ltd.	3,000	4
	United Overseas Land Ltd.	3,000	4
	Wing Tai Holdings Ltd.	8,000	4
	Keppel Land Ltd.	4,000	4
			1,761
South Africa (0.9%)
	MTN Group Ltd.	33,276	316
	Sasol Ltd.	11,468	305
	AngloGold Ltd.	6,932	196
	Standard Bank Group Ltd.	25,820	177
	Naspers Ltd.	8,316	127
	Impala Platinum Holdings Ltd.	10,760	123
	Gold Fields Ltd.	11,664	123
	FirstRand Ltd.	78,300	113
*	Harmony Gold Mining Co., Ltd.	9,180	108
	Shoprite Holdings Ltd.	19,080	101
	Bidvest Group Ltd.	6,660	65

	Sanlan Ltd.	39,564	62
	Anglo Platinum Ltd.	1,504	62
	Remgro Ltd.	8,322	57
	Murray & Roberts Holdings Ltd.	11,196	47
	Steinhoff International Holdings Ltd.	33,192	39
	Kumba Iron Ore Ltd.	2,556	37
	ABSA Group Ltd.	3,949	36
	Telkom South Africa Ltd.	3,120	35
	Tiger Brands Ltd.	2,550	35
	Massmart Holdings Ltd.	4,300	34
	Aveng Ltd.	12,348	32
	Pretoria Portland Cement Co. Ltd.	10,728	31
	RMB Holdings Ltd.	13,021	29
	African Bank Investments Ltd.	11,101	28
	Nedbank Group Ltd.	3,180	28
	ArcelorMittal South Africa, Ltd.	3,520	27
	Growthpoint Properties Ltd.	19,008	27
*	Aspen Pharmacare Holdings Ltd.	5,912	24
	Sun International Ltd.	2,760	24
	Network Healthcare Holdings Ltd.	26,300	23
	Woolworths Holdings Ltd.	15,400	20
	Foschini Ltd.	4,500	20
	Sappi Ltd.	5,820	19
	Truworths International Ltd.	5,500	19
	Imperial Holdings Ltd.	2,900	14
	Investec Ltd.	3,600	13
	African Rainbow Minerals Ltd.	834	10
	Barloworld Ltd.	2,680	9
	Metropolitan Holdings Ltd.	4,500	5
	Medi-Clinic Corp., Ltd.	2,303	5
	JSE Ltd.	1,262	5
	Tongaat-Hulett	736	5
	Illovo Sugar Ltd.	2,033	5
	Mr. Price Group Ltd.	1,834	5
	New Clicks Holdings Ltd.	2,834	5
	African Oxygen Ltd.	1,948	5
	Fountainhead Property Trust	8,100	5
	ApexHi Properties Ltd. Class B	2,775	4
	Santam Ltd.	589	4
	ApexHi Properties Ltd. Class A	3,340	4
	Discovery Holdings, Ltd.	1,798	4
*	Hulamin Ltd.	3,463	4
	Pick'n Pay Holdings Ltd.	3,111	4
	Datatec Ltd.	2,904	4
	Allied Technologies Ltd.	878	4
	Gold Reef Resorts Ltd.	2,597	4
	AVI Ltd.	2,200	4
	Lewis Group Ltd.	974	4

	Wilson Bayly Holmes-Ovcon Ltd.	426	4
	Mvelaphanda Group Ltd.	9,446	4
*	Eqstra Holdings Ltd.	5,587	4
*	Merafe Resources Ltd.	52,521	4
	Pick'n Pay Stores Ltd.	800	3
	Reunert Ltd.	500	2
	Spar Group Ltd.	400	2
	Nampak Ltd.	1,600	2
	AECI Ltd.	390	2
	Mondi Ltd.	444	1
	Grindrod Ltd.	1,000	1
*	Adcock Ingram Holdings Ltd.	300	1
	Exxaro Resources Ltd.	168	1
	Group Five Ltd.	300	1
	Highveld Steel & Vanadium Corp. Ltd.	153	1
*	Mvelaphanda Resources Ltd.	367	1
*	Avusa, Ltd.	400	1
	Northam Platinum Ltd.	360	1
*	Metorex Ltd.	1,193	—
			2,720
South Korea (1.5%)
[1]	Samsung Electronics Co., Ltd. GDR	3,649	638
	POSCO ADR	7,950	505
*	KB Financial Group, Inc.	8,880	230
	Samsung Electronics Co., Ltd.	639	222
	Shinhan Financial Group Co., Ltd. ADR	4,148	165
	SK Telecom Co., Ltd. ADR	8,546	140
	Hyundai Heavy Industries Co., Inc.	840	118
	LG Electronics Inc.	1,780	91
	Samsung Fire & Marine Insurance Co.	723	85
	Korea Electric Power Corp.	4,200	85
	Hyundai Motor Co., Ltd.	2,420	82
	Samsung Heavy Industries Co., Ltd.	4,250	81
	KT Corp. ADR	5,576	79
*	NHN Corp.	705	70
	KT & G Corp.	1,165	70
	Samsung Corp.	2,307	68
	Shinsegae Co., Ltd.	208	67
	SK Energy Co., Ltd.	1,152	66
	Hyundai Engineering & Construction Co., Ltd.	1,550	63
	LG Chem Ltd.	1,050	60
	SK Holdings Co Ltd	770	57
	S-Oil Corp.	1,260	53
	DC Chemical Co., Ltd.	331	49
	LG Corp.	1,710	47
	Hana Financial Group Inc.	2,840	46
	Samsung Securities Co. Ltd.	850	38
	Hyundai Mobis	780	36

	Daewoo Securities Co., Ltd.	2,740	33
	Daewoo International Corp.	1,898	33
	Hyundai Mipo Dockyard Co., Ltd.	290	33
*	Korea Telecom Freetel	1,560	33
	LS Cable Ltd.	600	32
	Woori Finance Holdings Co., Ltd.	5,680	32
	Woongjin Coway Co., Ltd.	1,720	32
	Yuhan Corp.	218	32
	Hyundai Merchant Marine Co., Ltd.	1,410	32
	Hanwha Corp.	1,520	31
	Samsung SDI Co. Ltd.	630	30
	Hyosung Corp.	870	30
	Samsung Electro-Mechanics Co.	1,230	30
	Lotte Shopping Co., Ltd.	221	30
	GS Engineering & Construction Corp.	710	30
	Samsung Engineering Co., Ltd.	760	30
	Korea Exchange Bank	6,120	29
	Daelim Industrial Co.	870	29
	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	1,950	28
	Doosan Heavy Industries and Construction Co., Ltd.	535	27
	Hyundai Development Co.	1,000	26
	Amorepacific Corp.	53	24
	Kangwon Land Inc.	2,390	22
	LG Household & Health Care Ltd.	180	22
	LG. Philips LCD Co., Ltd.	1,040	20
	Hyundai Securities Co.	2,580	20
*	Doosan Corp.	259	19
	Samsung Techwin Co., Ltd.	970	19
	Cheil Industrial, Inc.	780	19
	Hankook Tire Co. Ltd.	1,590	15
	S1 Corp.	430	15
	SKC Co. Ltd.	1,560	15
*	Hite Brewery Co., Ltd.	111	12
*	Kia Motors	1,940	11
*	Hynix Semiconductor Inc.	1,560	10
*	Poongsan Corp.	870	6
*	Lotte Midopa Co., Ltd.	1,020	6
	Poongsan Holdings Corp.	680	6
	Woori Investment & Securities Co., Ltd.	460	6
	NCsoft Corp.	120	5
	Industrial Bank of Korea	850	5
	Halla Climate Control Corp.	1,040	5
	Glovis Co., Ltd.	150	5
	Samsung Fine Chemicals Co., Ltd.	170	5
	Daishin Securities Co.	950	5
	Daishin Securities Co.	440	5
	STX Corp.	360	5
	Hyundai Autonet Co., Ltd.	2,490	5

	Kumkang Korea Chemical Co., Ltd.	25	5
	Pusan Bank	1,120	5
	Honam Petrochemical Corp.	120	5
	Hanwha Chemical Corp.	960	5
	Daegu Bank	980	5
	Korea Investment Holdings Co., Ltd.	240	5
	Hyundai Steel Co.	180	5
	Hanjin Shipping Co., Ltd.	340	5
	Hanjin Heavy Industries & Construction Co., Ltd.	220	5
	STX Shipbuilding Co., Ltd.	470	5
	Daewoo Engineering & Construction Co., Ltd.	710	5
*	SK Networks Co., Ltd.	720	5
	Kumho Industrial Co., Ltd.	470	5
	Samsung Card Co. Ltd.	170	5
	Hyundai Department Store Co., Ltd.	100	5
	GS Holdings Corp.	240	5
	LG Dacom Corp.	340	4
	Korea Gas Corp.	120	4
	Mirae Asset Securities Co., Ltd.	84	4
	CJ Cheiljedang Corp.	40	4
	LG Telecom Ltd.	660	4
	Lotte Confectionery Co., Ltd.	5	4
	Lotte Chilsung Beverage Co., Ltd.	7	4
	Pacific Corp.	65	4
	Hite Holdings Co., Ltd.	380	4
	Cheil Communications Inc.	33	4
*	Daum Communications Corp.	220	4
	Korean Air Co. Ltd.	170	4
	Hyundai Hysco	910	4
*	STX Pan Ocean Co. Ltd.	600	4
	Nong Shim Co. Ltd.	28	4
	CJ Corp.	170	4
	Dongkuk Steel Mill Co., Ltd.	230	4
	Doosan Infracore Co., Ltd.	390	4
	Dongbu Insurance Co., Ltd.	320	3
	Sindo Ricoh Co., Inc.	48	2
*	Ssangyong Motor Co.	450	—
			4,422
Spain (1.9%)
	Telefonica SA	76,730	1,360
	Banco Santander SA	131,725	1,066
	Iberdrola SA	83,250	645
	Banco Bilbao Vizcaya Argentaria SA	63,148	589
	Repsol YPF SA	20,420	365
^	Banco de Sabadell SA	62,519	313
^	Banco Popular Espanol SA	30,008	206
	Union Fenosa, SA	6,732	152
	ACS, Actividades de Contruccion y Servisios, SA	3,706	149

	Industria de Diseno Textil SA	3,673	140
^	Acerinox SA	7,094	92
	Gamesa Corporacion Tecnologica SA	5,217	87
	Abertis Infraestructuras SA	3,687	60
	Gas Natural SDG SA	2,394	57
	Criteria Caixacorp SA	11,611	40
*	Iberdrola Renovables	8,501	34
	Acciona SA	286	32
	Grifols SA	1,797	31
	Enagas SA	1,592	28
	Mapfre SA	8,270	23
	Bankinter SA	2,477	21
	Compania Espanola de Petroleos SA	217	19
	Zardoya Otis SA	704	13
	Cintra Concesiones de Infraestructuras de Transport SA	2,069	10
	Red Electrica de Espana SA	245	10
	Grupo Ferrovial SA	368	10
	Fomento de Construc y Contra SA	321	8
	Banco de Valencia SA	827	8
	Banco Santander SA ADR	416	3
	Banco Santander SA (UK Shares)	330	3
	Gestevision Telecinco SA	226	2
	Sacyr Vallehermoso SA	176	2
	Banco Espanol de Credito, SA	118	1
	Corporacion Financiera Alba SA	30	1
	Promotora de Informaciones SA	285	1
			5,581
Sweden (0.7%)
	Telefonaktiebolaget LM Ericsson AB Class B	48,500	382
	Tele2 AB B Shares	35,450	286
	Nordea Bank AB	48,200	255
	Hennes & Mauritz AB B Shares	3,100	120
	TeliaSonera AB	26,000	114
	Sandvik AB	21,600	110
	Volvo AB B Shares	26,000	104
	Svenska Handelsbanken AB A Shares	9,100	99
	Scania AB B Shares	10,800	87
^	Husqvarna AB B Shares	18,000	75
	Industrivarden AB C Shares	14,400	70
^	Skandinaviska Enskilda Banken AB A Shares	14,400	61
	Volvo AB A Shares	14,400	59
	SSAB Svenskt Stal AB Series A	6,300	44
	Investor AB B Shares	3,643	42
	Swedish Match AB	3,000	40
	Atlas Copco AB A Shares	6,006	40
	Svenska Cellulosa AB B Shares	4,500	35
	Assa Abloy AB	3,200	32
	Skanska AB B Shares	3,000	26

	Atlas Copco AB B Shares	4,188	25
	SKF AB B Shares	2,646	22
	Boliden AB	7,200	14
	Securitas AB B Shares	1,200	10
	Alfa Laval AB	1,188	8
	Swedbank AB A Shares	2,088	7
	Electrolux AB Series B	1,000	7
	SSAB Svenskt Stal AB Series B	600	4
	Industrivarden AB A Shares	500	3
	Holmen AB	100	2
*	Loomis AB B Shares	240	2
			2,185
Switzerland (3.4%)
	Nestle SA (Registered)	65,819	2,275
	Roche Holdings AG	11,765	1,652
	Novartis AG (Registered)	37,900	1,557
*	UBS AG	46,593	584
	ABB Ltd.	37,854	492
	Credit Suisse Group (Registered)	19,108	488
	Zurich Financial Services AG	2,676	483
	Syngenta AG	1,752	339
	Swatch Group AG (Bearer)	2,013	224
	Ace Ltd.	4,900	214
	Swiss Re (Registered)	6,801	180
	Holcim Ltd. (Registered)	3,700	149
*	Compagnie Financiere Richemont SA	9,090	133
	Alcon, Inc.	1,467	126
	Swisscom AG	334	105
	Julius Baer Holding, Ltd.	3,460	103
	SGS Societe Generale de Surveillance Holding SA (Registered)	96	102
	Synthes, Inc.	699	84
	Adecco SA (Registered)	2,327	78
*	Actelion Ltd.	1,358	74
	Givaudan SA	88	60
	Lonza AG (Registered)	585	53
	Geberit AG	444	43
	Lindt & Spruengli AG Regular	2	38
	Baloise Holdings AG	519	32
	Swatch Group AG (Registered)	1,309	29
	Kuehne & Nagel International AG	526	29
	Pargesa Holding SA	428	27
	Nobel Biocare Holding AG	1,728	27
	Sonova Holding AG	528	25
	Schindler Holding AG (Registered)	463	20
	Straumann Holding AG	127	19
	Swiss Life Holding	317	17
	Clariant AG	2,990	15
	Petroplus Holdings AG	655	13

	Lindt & Spruengli AG	7	11
*	OC Oerlikon Corp AG	324	11
	BKW FMB Energie AG	89	8
	Schindler Holding AG (Bearer Participation Certificates)	44	2
	EFG International	60	1
			9,922
Taiwan (1.1%)
	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	96,315	726
	Hon Hai Precision Industry Co., Ltd.	109,550	193
	Chunghwa Telecom Co., Ltd.	11,465	172
	AU Optronics Corp. ADR	18,647	132
	Formosa Plastic Corp.	86,000	122
	High Tech Computer Corp.	11,300	107
	China Steel Corp.	142,450	96
	Nan Ya Plastic Corp.	89,000	87
	MediaTek Inc.	12,010	86
	Cathay Financial Holding Co.	73,400	71
	Formosa Chemicals & Fibre Corp.	49,000	53
	Chinatrust Financial Holding	149,689	49
	Fubon Financial Holding Co., Ltd.	77,000	46
	Formosa Petrochemical Corp.	27,000	46
	Delta Electronics Inc.	29,060	46
	Asustek Computer Inc.	49,797	45
	Mega Financial Holding Co. Ltd.	146,000	43
	Uni-President Enterprises Co.	50,300	39
	Acer Inc.	28,030	35
	Far Eastern Textile Ltd.	46,120	29
	Taiwan Cellular Corp.	20,000	28
	Taiwan Cooperative Bank	61,900	27
	Fuhwa Financial Holdings Co., Ltd.	70,000	26
	United Microelectronics Corp.	119,180	25
	Wistron Corp.	35,098	25
	China Development Financial Holding Corp.	140,525	24
	Innolux Display Corp.	31,700	24
	Hau Nan Financial Holdings Co., Ltd.	50,180	24
	Far EasTone Telecommunications Co., Ltd.	24,000	23
	Compal Electronics Inc.	45,035	23
	Quanta Computer Inc.	24,060	23
	First Financial Holding Co., Ltd.	50,096	22
	Taiwan Fertilizer Co., Ltd.	13,000	21
	Foxconn Technology Co., Ltd.	9,200	19
	Chi Mei Optoelectronics Corp.	60,300	18
	Taiwan Cement Corp.	26,030	17
	Taiwan Semiconductor Manufacturing Co., Ltd.	14,000	17
	Siliconware Precision Industries Co.	21,030	17
	President Chain Store Corp.	7,000	17
	Pou Chen Corp.	38,399	16
	Chang Hwa Commercial Bank	52,000	16

	Asia Cement Corp.	23,120	16
	SinoPac Holdings	96,000	16
	Synnex Technology International Corp.	14,200	16
	Shin Kong Financial Holdings Co.	65,399	15
	Taishin Financial Holdings	95,000	15
	Advanced Semiconductor Engineering Inc.	44,115	14
	Formosa Taffeta Co., Ltd.	29,000	14
	Taiwan Glass Industrial Corp.	27,000	13
	Evergreen Marine Corp.	31,000	12
*	Powerchip Semiconductor Corp.	127,000	12
	Siliconware Precision Industries Co. ADR	2,400	10
	Lite-On Technology Corp.	16,015	10
	Advanced Semiconductor Engineering Inc. ADR	4,323	7
*	Via Technologies Inc.	21,000	7
*	Inotera Memories, Inc.	20,000	6
	Compal Communications, Inc.	9,000	6
	Largan Precision Co., Ltd.	1,000	6
	United Microelectronics Corp. ADR	3,135	6
	Realtek Semiconductor Corp.	5,000	5
	Lite-On IT Corp.	12,000	5
	Transcend Information Inc.	3,000	5
	Coretronic Corp.	10,000	5
*	Ritek Corp.	38,000	5
	Novatek Microelectronics Corp., Ltd.	5,000	5
	Walsin Lihwa Corp.	29,000	5
	Inventec Appliances Corp.	8,000	5
	Cheng Uei Precision Industry Co., Ltd.	5,000	5
	Wan Hai Lines Ltd.	12,000	5
	Micro-Star International Co., Ltd.	10,000	5
	Ton Yi Industrial Corp.	17,000	5
*	Winbond Electronics Corp.	53,000	5
	Waterland Financial Holdings	32,000	5
	Faraday Technology Corp.	6,000	5
	U-Ming Marine Transport Corp.	4,000	5
	Cathay Construction Corp.	23,000	5
	Oriental Union Chemical Corp.	12,000	5
	China Motor Co., Ltd.	19,000	5
	Taiwan Life Insurance Co., Ltd.	10,000	5
	Yageo Corp.	40,000	5
	Wintek Corp.	26,000	5
	Mitac International Corp.	14,000	5
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	23,000	5
	Sunplus Technology Co., Ltd.	12,000	5
	Chicony Electronics Co., Ltd.	5,000	5
	Qisda Corp.	25,000	5
	Zyxel Communications Corp.	10,000	4
	Teco Electric & Machinery Co., Ltd.	16,000	4
*	CMC Magnetics Corp.	32,000	4

*	Taiwan Business Bank	23,000	4
	Capital Securities Corp.	21,000	4
	E.Sun Financial Holding Co., Ltd.	19,000	4
	Yulon Motor Co., Ltd.	12,000	4
	Vanguard International Semiconductor Corp.	22,000	4
	Eternal Chemical Co., Ltd.	10,000	4
*	Far Eastern International Bank	29,000	4
	Yang Ming Marine Transport	16,000	4
	Asia Optical Co., Inc.	4,000	4
	Giant Manufacturing Co., Ltd.	2,000	4
	Cheng Shin Rubber Industry Co., Ltd.	6,000	4
*	EVA Airways Corp.	22,000	4
*	China Airlines	22,000	4
	President Securities Corp.	15,000	4
	Polaris Securities Co., Ltd.	14,000	4
	D-Link Corp.	7,000	4
	Taiwan Secom Corp., Ltd.	3,000	4
	Advantech Co., Ltd.	3,000	4
	Unimicron Technology Corp.	9,000	3
*	ProMOS Technologies Inc.	68,000	3
	Catcher Technology Co., Ltd.	1,100	2
	Nan Ya Printed Circuit Board Corp.	1,000	2
	Macronix International Co., Ltd.	7,069	2
	Inventec Co., Ltd.	6,000	2
*	Nanya Technology Corp.	9,000	2
*	Tatung Co., Ltd.	9,000	2
	HannStar Display Corp.	10,749	1
	KGI Securities Co., Ltd.	5,000	1
	Chunghwa Picture Tubes, Ltd.	13,000	1
	Feng Hsin Iron & Steel Co., Ltd.	1,000	1
			3,117
Thailand (0.2%)
*	Electricity Generating Public Co. Ltd. (Local)	202,300	398
	PTT Exploration and Production Public Co. Ltd. (Foreign)	11,000	31
	PTT Public Co. Ltd. (Foreign)	3,400	15
*	True Corp. Public Co. Ltd. (Foreign)	156,800	8
	Advanced Info Service Public Co., Ltd. (Foreign)	3,700	8
	Siam Commercial Bank Public Co. Ltd. (Foreign)	5,100	7
	Siam Cement Public Co. Ltd. (Foreign)	2,500	7
	Kasikornbank Public Co. Ltd. (Foreign)	4,400	6
	Italian-Thai Development Public Co. Ltd. (Foreign)	77,600	6
	Bangkok Bank Public Co., Ltd. (Foreign)	2,600	5
	Thanachart Capital Public Co. Ltd. (Foreign)	24,700	5
	Siam Makro Public Co. Ltd. (Foreign)	2,600	5
	Krung Thai Bank Public Co. Ltd. (Foreign)	45,700	5
	Charoen Pokphand Foods Public Co., Ltd. (Foreign)	54,600	5
	Thai Oil Public Co., Ltd. (Foreign)	7,400	5
	Thoresen Thai Agencies Public Co. Ltd. (Foreign)	10,300	5

	Banpu Public Co. Ltd. (Foreign)	800	5
	Thai Union Frozen Products Public Co., Ltd. (Foreign)	9,000	5
	Airports of Thailand Public Co. Ltd. (Foreign)	9,600	5
	Bank of Ayudhya PLC (Foreign)	19,000	5
	PTT Chemical Public Co., Ltd. (Foreign)	5,500	5
*	Siam City Bank Public Co., Ltd. (Foreign)	24,600	5
	Siam City Cement Public Co. Ltd. (Foreign)	1,300	5
	BEC World Public Co. Ltd. (Foreign)	8,800	5
*	Thai Military Bank Public Co., Ltd. (Foreign)	294,100	5
	Ratchaburi Electricity Generating Holding Public Co., Ltd.	4,100	5
	PTT Aromatics & Refining Public Co. Ltd. (Foreign)	16,700	5
	Central Pattana Public Co. Ltd. (Foreign)	12,200	5
	C.P. 7-Eleven Public Co. Ltd. (Foreign)	14,100	5
	Total Access Communications PLC	5,600	4
	Thai Airways International Public Co. Ltd. (Foreign)	22,400	4
	IRPC Public Co., Ltd. (Foreign)	80,500	4
	Land and Houses Public Co. Ltd. (Foreign)	45,300	4
	Delta Electronics (Thailand) Public Co. Ltd. (Foreign)	14,200	4
			606
Turkey (0.1%)
*	Dogan Sirketler Grubu Holding A.S.	227,503	85
	Eregli Demir ve Celik Fabrikalari A.S.	32,832	71
	Akbank T.A.S.	12,489	36
*	Turk Telekomunikasyon A.S.	7,438	19
	Anadolu Efes Biracilik ve Malt Sanayii A.S.	2,480	17
*	Turkiye Garanti Bankasi A.S.	11,089	15
	Turkiye Is Bankasi A.S. C Shares	4,547	10
	Turkcell Iletisim Hizmetleri A.S.	1,817	10
	Tupras-Turkiye Petrol Rafinerileri A.S.	569	5
	Turkiye Halk Bankasi A.S.	1,984	5
*	Yapi ve Kredi Bankasi A.S.	4,443	5
	Tofas Turk Otomobil Fabrikasi A.S.	6,463	5
	Turkiye Vakiflar Bankasi T.A.O.	6,253	5
	Ford Otomotiv Sanayi A.S.	1,724	4
	Haci Omer Sabanci Holding A.S.	2,289	4
	Arcelik A.S.	3,904	4
*	KOC Holding A.S.	1,687	2
	Enka Insaat ve Sanayi A.S.	498	2
			304
United Kingdom (8.4%)
	BP PLC	315,358	2,233
	Vodafone Group PLC	880,780	1,636
	HSBC Holdings PLC	197,404	1,532
	GlaxoSmithKline PLC	86,273	1,522
	Royal Dutch Shell PLC Class A	59,364	1,480
	Royal Dutch Shell PLC Class B	44,748	1,062
	AstraZeneca Group PLC	23,964	923
	British American Tobacco PLC	33,291	913
	BG Group PLC	57,406	787
	Tesco PLC	131,736	681
	BHP Billiton PLC	35,789	598
	Diageo PLC	43,087	578
	Unilever PLC	22,029	483
	Imperial Tobacco Group PLC	17,323	474

Reckitt Benckiser Group PLC	11,861	457

	National Grid Transco PLC	44,101	412
	Standard Chartered PLC	31,602	399
	BAE Systems PLC	67,440	391
	Anglo American PLC	21,174	381
	Rio Tinto PLC	16,029	344
	SABMiller PLC	19,736	322
	Centrica PLC	82,174	306
*	Cairn Energy PLC	11,496	301
	Scottish & Southern Energy PLC	17,047	293
	Aviva PLC	51,518	233
	Reed Elsevier PLC	30,492	229
	Prudential PLC	45,217	217
	Lloyds Banking Group PLC	156,532	204
	Rolls-Royce Group PLC	41,796	199
	Barclays PLC	135,494	199
	Morrison Supermarkets PLC	49,428	193
	BT Group PLC	125,863	191
	Tullow Oil PLC	18,504	185
	Cadbury PLC	20,031	161
	J. Sainsbury PLC	32,790	157
	Kingfisher PLC	69,516	139
	British Sky Broadcasting Group PLC	19,366	138
	Smith & Nephew PLC	19,044	138
	Compass Group PLC	27,412	136
	Shire Ltd.	9,171	134
	Pearson PLC	13,191	126
	International Power PLC	31,140	122
	Marks & Spencer Group PLC	35,676	119
*	WPP PLC	20,635	116
	Xstrata PLC	14,035	115
	Experian Group Ltd.	16,729	104
	Royal & Sun Alliance Insurance Group PLC	54,278	103
	Royal Bank of Scotland Group PLC	318,064	100
	Home Retail Group	31,716	94
	Capita Group PLC	9,074	91
	Cable and Wireless PLC	37,003	84
	Standard Life PLC	25,217	80
	William Hill PLC	23,184	79
	Old Mutual PLC	104,256	79
	InterContinental Hotels Group PLC	9,396	71
	Land Securities Group PLC	6,853	68
	Group 4 Securicor PLC	23,089	64
	Legal & General Group PLC	69,405	62
	United Utilities Group PLC	7,832	61
	Severn Trent PLC	3,862	61
	Man Group PLC	19,465	58
	Carnival PLC	3,131	57
	The Sage Group PLC	21,456	56

	Associated British Foods PLC	5,834	56
	Smiths Group PLC	4,499	56
	Kazakhmys PLC	16,884	54
	Segro PLC	21,456	50
	The Alliance Trust PLC	11,017	43
	Thomson Reuters PLC	1,715	34
	British Land Co., PLC	5,248	34
	Willis Group Holdings Ltd.	1,379	34
	Lonmin PLC	2,736	34
	Cobham PLC	10,028	31
	Next PLC	1,708	29
*	Amdocs Ltd.	1,690	29
	Friends Provident PLC	23,430	28
	Foreign and Colonial Investment Trust PLC	8,839	28
	Amec PLC	3,250	26
	Rexam PLC	5,642	25
	Drax Group PLC	3,121	25
	Wolseley PLC	9,681	24
	Bunzl PLC	2,869	23
	Johnson Matthey PLC	1,612	23
	Antofagasta PLC	3,385	20
	United Business Media Ltd.	2,771	19
	Ladbrokes PLC	7,320	19
*	Invensys PLC	7,513	17
	3i Group PLC	4,864	16
	Hammerson PLC	2,626	15
	British Airways PLC	8,875	15
	Liberty International PLC	2,650	14
	Eurasian Natural Resources Corp.	2,841	13
	Burberry Group PLC	3,490	13
	Tate & Lyle PLC	2,533	12
	ITV PLC	30,442	12
	Whitbread PLC	943	11
	Vedanta Resources PLC	1,369	11
	ICAP PLC	2,694	9
	Tomkins PLC	5,296	9
	Schroders PLC	687	8
	Carphone Warehouse PLC	3,628	5
	Rentokil Initial PLC	8,354	5
	Schroders PLC-Non Voting Shares	492	5
*	PartyGaming PLC	1,687	4
	GKN PLC	3,047	4
	LogicaCMG PLC	3,664	3
	Scottish Mortgage Investment Trust PLC	694	3
	Provident Financial PLC	252	3
	Hays PLC	1,926	2
	Daily Mail and General Trust PLC	551	2
	Thomas Cook Group PLC	738	2

	Mondi PLC	762	2
	Aegis Group PLC	1,466	2
	Enterprise Inns PLC	957	1
			24,293
United States (44.8%)
Consumer Discretionary (3.8%)
	McDonald's Corp.	18,200	1,056
	The Walt Disney Co.	32,600	674
	Home Depot, Inc.	27,300	588
	Time Warner, Inc.	56,300	525
	Comcast Corp. Class A	33,400	489
*	Apollo Group, Inc. Class A	5,245	427
	Lowe's Cos., Inc.	23,260	425
	Target Corp.	12,700	396
*	DIRECTV Group, Inc.	18,000	394
*	Amazon.com, Inc.	5,420	319
	VF Corp.	5,559	311
*	Kohl's Corp.	7,200	264
	Comcast Corp. Special Class A	18,000	250
	Staples, Inc.	14,400	230
	Yum! Brands, Inc.	7,400	212
	Best Buy Co., Inc.	7,400	207
	NIKE, Inc. Class B	4,300	195
	Fortune Brands, Inc.	5,850	187
	News Corp., Class A	29,100	186
*	Viacom Inc. Class B	10,800	159
	Mattel, Inc.	10,800	153
	General Motors Corp.	49,900	150
*	Starbucks Corp.	14,400	136
	PetSmart, Inc.	7,200	135
	News Corp., Class B	18,000	130
*	Liberty Media Corp.-Interactive Series A	36,400	114
	The Stanley Works	3,600	113
	Johnson Controls, Inc.	8,730	109
*	Coach, Inc.	7,200	105
	Carnival Corp.	5,400	98
*	Liberty Media Corp.	5,262	97
	Omnicom Group Inc.	3,700	96
	TJX Cos., Inc.	4,900	95
	Marriott International, Inc. Class A	5,700	93
	Nordstrom, Inc.	7,200	91
	Leggett & Platt, Inc.	7,200	90
*	GameStop Corp. Class A	3,600	89
	CBS Corp.	14,400	82
	Brinker International, Inc.	7,200	79
	H & R Block, Inc.	3,800	79
	The McGraw-Hill Cos., Inc.	3,400	75
*	Bed Bath & Beyond, Inc.	3,002	70

	Sherwin-Williams Co.	1,400	67
	Macy's Inc.	7,200	64
	Garmin Ltd.	3,600	63
	J.C. Penney Co., Inc. (Holding Co.)	3,600	60
*	Ford Motor Co.	31,300	59
	The Gap, Inc.	5,100	58
*	AutoZone Inc.	400	53
	Foot Locker, Inc.	7,200	53
	Eastman Kodak Co.	10,800	49
	Genuine Parts Co.	1,500	48
^,*	Sears Holdings Corp.	1,051	43
	D. R. Horton, Inc.	7,200	43
*	NVR, Inc.	100	43
	Hasbro, Inc.	1,600	39
	Harley-Davidson, Inc.	2,700	33
*	Dollar Tree, Inc.	720	31
	Darden Restaurants Inc.	1,100	29
*	Time Warner Cable, Inc.	1,477	28
*	Liberty Global, Inc. Series C	1,898	27
*	Mohawk Industries, Inc.	800	26
	Pulte Homes, Inc.	2,400	24
*	Toll Brothers, Inc.	1,400	24
*	Discovery Communications Inc. Class A	1,544	22
	Family Dollar Stores, Inc.	800	22
	Limited Brands, Inc.	2,800	22
	Ross Stores, Inc.	700	21
	Starwood Hotels & Resorts Worldwide, Inc.	1,300	20
*	Interpublic Group of Cos., Inc.	5,800	19
	International Game Technology	1,700	18
*	AutoNation, Inc.	1,800	17
	Tiffany & Co.	800	17
	Cablevision Systems NY Group Class A	1,000	16
	Newell Rubbermaid, Inc.	1,800	15
	Centex Corp.	1,700	15
	Lennar Corp. Class A	1,800	14
	Whirlpool Corp.	400	13
	Harman International Industries, Inc.	800	13
*	Discovery Communications Inc. Class C	878	13
	Washington Post Co. Class B	30	12
	Weight Watchers International, Inc.	500	11
*	DISH Network Corp.	800	10
	New York Times Co. Class A	2,000	10
	Black & Decker Corp.	300	9
	Scripps Networks Interactive	352	8
*	Sirius XM Radio Inc.	61,120	7
*	Liberty Global, Inc. Class A	500	7
*	Expedia, Inc.	778	7
	RadioShack Corp.	600	7

*	Urban Outfitters, Inc.	406	6
	American Eagle Outfitters, Inc.	642	6
	Abercrombie & Fitch Co.	300	5
	Wendy's/Arby's Group, Inc.	1,002	5
	Gentex Corp.	585	5
	Autoliv, Inc.	239	4
	Gannett Co., Inc.	700	4
*	Wynn Resorts Ltd.	100	3
*	Lamar Advertising Co. Class A	300	3
*	MGM Mirage, Inc.	300	2
	Wyndham Worldwide Corp.	371	2
	WABCO Holdings Inc.	139	2
	Royal Caribbean Cruises, Ltd.	300	2
*	Las Vegas Sands Corp.	289	2
	Virgin Media Inc.	300	1
Consumer Staples (5.9%)
	The Procter & Gamble Co.	49,612	2,704
	Wal-Mart Stores, Inc.	48,840	2,301
	The Coca-Cola Co.	38,100	1,628
	PepsiCo, Inc.	25,900	1,301
	Philip Morris International Inc.	33,018	1,227
	Colgate-Palmolive Co.	10,800	702
	Kraft Foods Inc.	25,025	702
	CVS Caremark Corp.	22,900	616
	Altria Group, Inc.	36,000	595
	Walgreen Co.	16,500	452
	Kimberly-Clark Corp.	7,800	402
	SUPERVALU Inc.	20,060	352
	Costco Wholesale Corp.	7,400	333
	Archer-Daniels-Midland Co.	12,000	329
	The Kroger Co.	14,400	324
	General Mills, Inc.	4,900	290
	Molson Coors Brewing Co. Class B	6,778	273
	Safeway, Inc.	10,800	231
	Avon Products, Inc.	10,800	221
	Sara Lee Corp.	21,600	217
	Kellogg Co.	4,700	205
	Sysco Corp.	8,900	198
	H.J. Heinz Co.	5,200	190
*	Dean Foods Co.	9,470	183
	Lorillard, Inc.	2,756	164
	Bunge Ltd.	3,600	155
	Reynolds American Inc.	2,564	98
	Campbell Soup Co.	3,000	91
	ConAgra Foods, Inc.	4,800	82
	The Clorox Co.	1,600	80
	The Hershey Co.	1,800	67
	Coca-Cola Enterprises, Inc.	3,433	39

	Brown-Forman Corp. Class B	772	35
*	Dr. Pepper Snapple Group, Inc.	2,082	34
*	Energizer Holdings, Inc.	700	33
	Hormel Foods Corp.	1,112	33
	Alberto-Culver Co.	1,126	28
*	Constellation Brands, Inc. Class A	1,800	26
	The Pepsi Bottling Group, Inc.	1,311	25
	The Estee Lauder Cos. Inc. Class A	900	24
	PepsiAmericas, Inc.	1,300	21
	McCormick & Co., Inc.	600	19
	Tyson Foods, Inc.	1,100	10
*	Smithfield Foods, Inc.	279	3
	Whole Foods Market, Inc.	300	3
Energy (5.9%)
	ExxonMobil Corp.	85,297	6,523
	Chevron Corp.	34,000	2,398
	ConocoPhillips Co.	24,160	1,148
	Schlumberger Ltd.	19,520	797
	Occidental Petroleum Corp.	13,400	731
	Devon Energy Corp.	7,700	474
	Apache Corp.	5,180	388
	XTO Energy, Inc.	9,300	345
	Marathon Oil Corp.	11,200	305
	EOG Resources, Inc.	4,400	298
*	Transocean Ltd.	5,230	286
	CONSOL Energy, Inc.	10,270	280
	Halliburton Co.	16,200	279
	Anadarko Petroleum Corp.	7,500	276
	Hess Corp.	3,715	207
*	National Oilwell Varco Inc.	7,300	193
	Valero Energy Corp.	7,500	181
	Sunoco, Inc.	3,600	167
	Baker Hughes Inc.	4,760	159
	Williams Cos., Inc.	10,800	153
*	Southwestern Energy Co.	4,700	149
	Chesapeake Energy Corp.	9,100	144
	Murphy Oil Corp.	3,122	138
	Noble Energy, Inc.	2,800	137
*	Ultra Petroleum Corp.	3,600	129
	Noble Corp.	4,600	125
*	Weatherford International Ltd.	11,300	125
	Spectra Energy Corp.	7,134	103
	Peabody Energy Corp.	3,900	97
	Smith International, Inc.	3,600	82
	Range Resources Corp.	2,100	75
	Teekay Shipping Corp.	3,600	63
	El Paso Corp.	5,600	46
*	Cameron International Corp.	1,800	42

	Diamond Offshore Drilling, Inc.	655	41
	ENSCO International, Inc.	1,400	38
*	Pride International, Inc.	1,929	31
	BJ Services Co.	2,400	26
*	Newfield Exploration Co.	1,200	23
	Pioneer Natural Resources Co.	1,300	19
*	Plains Exploration & Production Co.	880	19
*	Nabors Industries, Inc.	1,500	16
*	Continental Resources, Inc.	680	14
	Rowan Cos., Inc.	400	5
	Patterson-UTI Energy, Inc.	500	5
*	Patriot Coal Corp.	144	1
Financials (5.3%)
	JPMorgan Chase & Co.	60,900	1,554
	Wells Fargo & Co.	70,565	1,334
*	Berkshire Hathaway Inc. Class A	13	1,164
	Bank of America Corp.	99,187	653
	The Goldman Sachs Group, Inc.	6,860	554
*	Berkshire Hathaway Inc. Class B	172	514
	Bank of New York Mellon Corp.	18,509	476
	The Travelers Cos., Inc.	11,400	441
	U.S. Bancorp	27,700	411
	Morgan Stanley	18,600	376
	MetLife, Inc.	13,058	375
	American Express Co.	21,000	351
	Citigroup Inc.	87,200	310
	Loews Corp.	10,800	264
	Charles Schwab Corp.	18,700	254
	Brown & Brown, Inc.	12,436	238
	The Allstate Corp.	10,800	234
	The Chubb Corp.	5,200	221
	Erie Indemnity Co. Class A	6,065	215
	Northern Trust Corp.	3,700	213
	Prudential Financial, Inc.	7,400	191
	State Street Corp.	8,000	186
	Simon Property Group, Inc. REIT	4,100	176
	CME Group, Inc.	1,009	175
	PNC Financial Services Group	5,190	169
	BB&T Corp.	8,300	164
	Aon Corp.	4,400	163
	AFLAC Inc.	6,900	160
	Ameriprise Financial, Inc.	7,200	145
	Marsh & McLennan Cos., Inc.	7,500	145
	Franklin Resources Corp.	2,600	126
	Liberty Property Trust REIT	6,290	126
	T. Rowe Price Group Inc.	4,500	124
	Mercury General Corp.	3,085	120
	Public Storage, Inc. REIT	1,900	118

	Capital One Financial Corp.	7,200	114
	Old Republic International Corp.	10,800	111
	Annaly Capital Management Inc. REIT	7,300	111
	NYSE Euronext	4,611	101
	Weingarten Realty Investors REIT	6,261	101
	Hospitality Properties Trust REIT	7,200	97
	Progressive Corp. of Ohio	7,900	96
	The Hartford Financial Services Group Inc.	7,200	95
	Vornado Realty Trust REIT	1,700	86
	Invesco, Ltd.	7,200	85
	Moody's Corp.	3,900	84
*	SLM Corp.	7,200	82
	Discover Financial Services	10,800	77
	Hudson City Bancorp, Inc.	6,038	70
	Duke Realty Corp. REIT	7,200	66
	HCP, Inc. REIT	2,700	63
	SunTrust Banks, Inc.	5,080	62
	Equity Residential REIT	2,600	62
	Boston Properties, Inc. REIT	1,400	61
	Legg Mason Inc.	3,600	58
	People's United Financial Inc.	3,275	54
	Ventas, Inc. REIT	1,900	53
	Protective Life Corp.	6,216	51
	Plum Creek Timber Co. Inc. REIT	1,600	49
	American International Group, Inc.	37,900	49
	Avalonbay Communities, Inc. REIT	928	48
	New York Community Bancorp, Inc.	3,600	48
	Unum Group	2,800	40
	Regions Financial Corp.	11,400	39
	M & T Bank Corp.	1,000	39
	Cincinnati Financial Corp.	1,700	37
	W.R. Berkley Corp.	1,300	34
*	TD Ameritrade Holding Corp.	2,809	32
	KeyCorp	4,000	29
	The Principal Financial Group, Inc.	1,743	29
	Axis Capital Holdings Ltd.	1,161	28
	Regency Centers Corp. REIT	763	27
	PartnerRe Ltd.	400	26
	Lincoln National Corp.	1,700	26
	Everest Re Group, Ltd.	400	25
	Assurant, Inc.	945	25
	Arthur J. Gallagher & Co.	1,047	25
	Kimco Realty Corp. REIT	1,700	24
	RenaissanceRe Holdings Ltd.	500	22
	Associated Banc-Corp.	1,400	22
*	The St. Joe Co.	900	22
	Commerce Bancshares, Inc.	606	21
	Torchmark Corp.	700	21

	White Mountains Insurance Group Inc.	86	21
	Comerica, Inc.	1,200	20
	XL Capital Ltd. Class A	6,580	19
	Host Hotels & Resorts Inc. REIT	3,500	19
	City National Corp.	529	18
	SEI Investments Co.	1,371	17
*	IntercontinentalExchange Inc.	303	17
	ProLogis REIT	1,700	17
	Valley National Bancorp	1,277	17
*	Leucadia National Corp.	937	15
*	Markel Corp.	53	14
	Zions Bancorp	900	13
	Marshall & Ilsley Corp.	2,100	12
	Astoria Financial Corp.	1,300	12
	Transatlantic Holdings, Inc.	360	12
	Fifth Third Bancorp	4,700	11
	Huntington Bancshares Inc.	2,900	8
	First Horizon National Corp.	814	8
	Synovus Financial Corp.	1,800	7
	TCF Financial Corp.	500	6
	Federated Investors, Inc.	317	6
	Wesco Financial Corp.	20	6
	Fulton Financial Corp.	802	6
	AMB Property Corp. REIT	309	5
	The Macerich Co. REIT	300	4
	First American Corp.	200	4
*	MBIA, Inc.	1,000	4
	CNA Financial Corp.	330	4
	Janus Capital Group Inc.	600	3
	CIT Group Inc.	1,000	3
	Popular, Inc.	1,005	3
	Student Loan Corp.	54	3
	Apartment Investment & Management Co. Class A REIT	259	2
	Forest City Enterprise Class A	312	2
	Genworth Financial Inc.	900	2
	Developers Diversified Realty Corp. REIT	400	2
*	Reinsurance Group of America, Inc.	53	2
	Allied Capital Corp.	300	—
Health Care (6.9%)
	Johnson & Johnson	46,425	2,678
	Pfizer Inc.	110,800	1,615
	Abbott Laboratories	25,850	1,433
	Merck & Co., Inc.	34,380	982
*	Amgen Inc.	17,400	954
	Wyeth	22,000	945
*	Gilead Sciences, Inc.	16,000	812
	Bristol-Myers Squibb Co.	31,700	679
	Eli Lilly & Co.	18,200	670

	Baxter International, Inc.	11,400	669
	Medtronic, Inc.	19,800	663
*	Genentech, Inc.	6,916	562
	UnitedHealth Group Inc.	19,310	547
*	Medco Health Solutions, Inc.	10,800	485
*	Celgene Corp.	8,000	424
	Schering-Plough Corp.	23,861	419
	Covidien Ltd.	10,800	414
*	WellPoint Inc.	8,900	369
*	Thermo Fisher Scientific, Inc.	7,900	284
*	Genzyme Corp.	4,100	283
	Cardinal Health, Inc.	7,200	271
	Becton, Dickinson & Co.	3,600	262
*	Biogen Idec Inc.	5,010	244
*	Boston Scientific Corp.	26,000	231
	Aetna Inc.	7,400	229
	Stryker Corp.	5,000	211
*	St. Jude Medical, Inc.	5,600	204
	Allergan, Inc.	5,240	200
	McKesson Corp.	4,500	199
*	Express Scripts Inc.	3,602	194
*	Forest Laboratories, Inc.	7,200	180
*	Lincare Holdings, Inc.	6,228	150
*	Zimmer Holdings, Inc.	4,100	149
*	Humana Inc.	3,600	136
*	HLTH Corp.	11,440	130
	CIGNA Corp.	7,200	125
	C.R. Bard, Inc.	1,200	103
*	Cephalon, Inc.	1,122	87
	Quest Diagnostics, Inc.	1,600	79
*	Laboratory Corp. of America Holdings	1,200	71
*	DaVita, Inc.	1,200	56
	Hill-Rom Holdings, Inc.	3,600	51
	AmerisourceBergen Corp.	1,300	47
*	Intuitive Surgical, Inc.	452	47
*	Varian Medical Systems, Inc.	1,200	45
*	Life Technologies Corp.	1,616	41
	Omnicare, Inc.	1,300	36
*	Millipore Corp.	632	35
*	Hospira, Inc.	1,300	32
	DENTSPLY International Inc.	1,200	32
	Beckman Coulter, Inc.	600	30
*	Waters Corp.	800	29
*	Mylan Inc.	2,477	28
*	Watson Pharmaceuticals, Inc.	980	27
*	Henry Schein, Inc.	597	22
*	King Pharmaceuticals, Inc.	2,331	20
*	Sepracor Inc.	1,307	20

*	Kinetic Concepts, Inc.	750	18
	Perrigo Co.	618	18
	IMS Health, Inc.	700	10
*	Patterson Companies, Inc.	400	7
	Universal Health Services Class B	167	6
*	Coventry Health Care Inc.	400	6
*	Community Health Systems, Inc.	199	4
*	Health Net Inc.	200	3
Industrials (4.6%)
	General Electric Co.	173,110	2,100
	United Technologies Corp.	16,600	797
	3M Co.	11,900	640
	Lockheed Martin Corp.	7,600	623
	The Boeing Co.	12,200	516
	United Parcel Service, Inc.	10,940	465
	General Dynamics Corp.	7,700	437
	Honeywell International Inc.	13,100	430
	Emerson Electric Co.	12,600	412
	Raytheon Co.	7,900	400
	Burlington Northern Santa Fe Corp.	5,520	366
	Union Pacific Corp.	8,300	363
	Northrop Grumman Corp.	7,200	346
	Waste Management, Inc.	10,800	337
	Caterpillar, Inc.	10,160	313
	Illinois Tool Works, Inc.	9,000	294
	Deere & Co.	8,000	278
	Cummins Inc.	11,420	274
	FedEx Corp.	5,020	256
*	Alliant Techsystems, Inc.	3,102	251
	Precision Castparts Corp.	3,600	234
	CSX Corp.	7,400	214
	Danaher Corp.	3,500	196
	Norfolk Southern Corp.	4,970	191
	PACCAR, Inc.	7,200	190
	Tyco International, Ltd.	8,500	179
	C.H. Robinson Worldwide Inc.	3,600	165
	L-3 Communications Holdings, Inc.	2,000	158
	Republic Services, Inc. Class A	5,600	145
*	Jacobs Engineering Group Inc.	3,600	139
	Robert Half International, Inc.	7,200	122
	Ingersoll-Rand Co.	7,200	117
	ITT Industries, Inc.	1,900	86
	Eaton Corp.	1,900	84
	Fluor Corp.	1,900	74
*	Foster Wheeler Ltd.	3,600	72
	Rockwell Collins, Inc.	1,900	72
	R.R. Donnelley & Sons Co.	7,200	70
	Expeditors International of Washington, Inc.	2,302	64

	Parker Hannifin Corp.	1,600	61
	W.W. Grainger, Inc.	800	58
	Southwest Airlines Co.	7,900	55
	Fastenal Co.	1,400	48
*	First Solar, Inc.	329	47
	Dover Corp.	1,600	45
	Pitney Bowes, Inc.	2,000	44
	Cooper Industries, Inc. Class A	1,600	43
*	Iron Mountain, Inc.	1,904	39
	Goodrich Corp.	999	39
*	McDermott International, Inc.	3,600	37
	Rockwell Automation, Inc.	1,400	36
	Textron, Inc.	3,800	34
	The Dun & Bradstreet Corp.	400	30
	Masco Corp.	3,400	27
	Manpower Inc.	900	26
	Equifax, Inc.	900	22
	Avery Dennison Corp.	900	22
	Pall Corp.	800	21
	Pentair, Inc.	900	21
	Cintas Corp.	900	20
	J.B. Hunt Transport Services, Inc.	886	20
	SPX Corp.	200	8
	Ryder System, Inc.	210	7
*	Terex Corp.	300	4
Information Technology (7.2%)
	Microsoft Corp.	152,918	2,615
	International Business Machines Corp.	22,700	2,080
*	Oracle Corp.	86,108	1,449
*	Cisco Systems, Inc.	94,961	1,422
*	Google Inc.	4,131	1,398
	Hewlett-Packard Co.	40,090	1,393
*	Apple Inc.	14,751	1,329
	Intel Corp.	90,659	1,169
	QUALCOMM Inc.	26,602	919
	Automatic Data Processing, Inc.	10,800	392
*	EMC Corp.	34,500	381
	Visa Inc.	7,362	363
*	Juniper Networks, Inc.	23,372	331
*	NetApp, Inc.	21,500	319
*	Dell Inc.	32,553	309
	Applied Materials, Inc.	32,400	304
	Texas Instruments, Inc.	20,300	303
	Accenture Ltd.	9,000	284
	Corning, Inc.	27,000	273
*	Symantec Corp.	13,707	210
	Western Union Co.	14,400	197
	MasterCard, Inc. Class A	1,448	197

*	Yahoo! Inc.	15,400	181
*	eBay Inc.	14,900	179
*	Adobe Systems, Inc.	9,100	176
	Paychex, Inc.	7,200	175
	Motorola, Inc.	39,400	175
	Tyco Electronics Ltd.	10,800	153
*	Cognizant Technology Solutions Corp.	7,200	135
*	Broadcom Corp.	7,200	114
*	Electronic Arts Inc.	7,200	111
*	NVIDIA Corp.	10,800	86
*	Intuit, Inc.	3,753	85
*	Citrix Systems, Inc.	3,960	83
*	Activision Blizzard, Inc.	9,000	79
*	Agilent Technologies, Inc.	3,900	70
*	VeriSign, Inc.	3,600	69
	Xerox Corp.	10,200	68
*	Micron Technology, Inc.	18,000	67
	CA, Inc.	3,653	66
	Harris Corp.	1,440	62
*	Sun Microsystems, Inc.	14,400	60
*	Autodesk, Inc.	3,600	60
*	Computer Sciences Corp.	1,600	59
*	Convergys Corp.	7,200	54
	Analog Devices, Inc.	2,700	54
	Amphenol Corp.	2,000	52
	Linear Technology Corp.	2,100	49
*	Akamai Technologies, Inc.	3,600	49
*	Flextronics International Ltd.	18,000	47
*	BMC Software, Inc.	1,800	46
*	McAfee Inc.	1,433	44
*	Fiserv, Inc.	1,351	43
*	SanDisk Corp.	3,600	41
	Altera Corp.	2,000	31
	Xilinx, Inc.	1,802	30
*	LAM Research Corp.	1,400	28
	KLA-Tencor Corp.	1,400	28
	Fidelity National Information Services, Inc.	1,600	25
*	Synopsys, Inc.	1,300	24
	Total System Services, Inc.	1,867	24
*	LSI Corp.	7,300	23
*	Affiliated Computer Services, Inc. Class A	500	23
*	IAC/InterActiveCorp	1,500	22
*	Marvell Technology Group Ltd.	3,004	22
	Seagate Technology	5,700	22
	Microchip Technology, Inc.	1,000	19
*	Novellus Systems, Inc.	1,300	18
*	Metavante Technologies	1,200	17
*	NCR Corp.	1,350	17

	National Semiconductor Corp.	1,600	16
*	Zebra Technologies Corp. Class A	900	15
	Molex, Inc.	1,000	13
*	Avnet, Inc.	553	11
*	JDS Uniphase Corp.	2,900	11
	Molex, Inc. Class A	800	10
*	MEMC Electronic Materials, Inc.	646	9
	Diebold, Inc.	301	7
	Broadridge Financial Solutions LLC	494	7
*	Teradata Corp.	384	5
*	Alliance Data Systems Corp.	114	5
*	Lexmark International, Inc.	200	5
*	Arrow Electronics, Inc.	238	5
*	Compuware Corp.	600	4
	Lender Processing Services, Inc.	150	4
*	DST Systems, Inc.	100	3
*	Advanced Micro Devices, Inc.	1,300	3
	Jabil Circuit, Inc.	400	2
Materials (1.2%)
	Monsanto Co.	9,000	685
	E.I. du Pont de Nemours & Co.	14,900	342
	Praxair, Inc.	5,420	337
	Newmont Mining Corp. (Holding Co.)	8,100	322
	Nucor Corp.	4,620	188
	Air Products & Chemicals, Inc.	3,700	186
	Dow Chemical Co.	15,000	174
	Bemis Co., Inc.	7,200	163
	Freeport-McMoRan Copper & Gold, Inc. Class B	5,320	134
	Ecolab, Inc.	3,900	132
	The Mosaic Co.	3,600	128
	Alcoa Inc.	13,800	108
	Weyerhaeuser Co.	3,600	98
	Rohm & Haas Co.	1,700	94
	Allegheny Technologies Inc.	3,600	80
	Vulcan Materials Co.	1,600	79
	PPG Industries, Inc.	1,600	60
	Sigma-Aldrich Corp.	1,200	43
	United States Steel Corp.	1,300	39
	International Paper Co.	3,400	31
	Ball Corp.	800	31
	Southern Copper Corp. (U.S. Shares)	2,171	30
	MeadWestvaco Corp.	2,000	23
*	Pactiv Corp.	1,000	22
	Sealed Air Corp.	1,100	15
	Cabot Corp.	900	12
	Ashland, Inc.	1,000	8
	Eastman Chemical Co.	240	6
	International Flavors & Fragrances, Inc.	200	6

Telecommunication Services (1.6%)
	AT&T Inc.	97,570	2,402
	Verizon Communications Inc.	47,700	1,425
*	American Tower Corp. Class A	7,200	218
*	Sprint Nextel Corp.	38,500	94
	Qwest Communications International Inc.	27,900	90
*	MetroPCS Communications Inc.	5,800	79
*	NII Holdings Inc.	3,600	70
	Embarq Corp.	1,142	41
*	Level 3 Communications, Inc.	28,800	29
*	Crown Castle International Corp.	1,400	27
	Telephone & Data Systems, Inc.	700	21
	Frontier Communications Corp.	2,588	21
	CenturyTel, Inc.	549	15
Utilities (2.4%)
	Exelon Corp.	11,500	623
	Duke Energy Corp.	30,880	468
	Southern Co.	13,020	435
	NSTAR	11,729	397
	Puget Energy, Inc.	12,402	365
	CenterPoint Energy Inc.	25,059	335
*	NRG Energy, Inc.	14,320	334
	FPL Group, Inc.	6,000	309
	Dominion Resources, Inc.	8,600	303
	NiSource, Inc.	24,849	241
	Public Service Enterprise Group, Inc.	7,500	237
	Northeast Utilities	9,483	226
	FirstEnergy Corp.	4,500	225
	Entergy Corp.	2,800	214
	Pinnacle West Capital Corp.	6,313	211
	PG&E Corp.	5,300	205
	TECO Energy, Inc.	15,660	188
	PPL Corp.	6,100	187
	American Electric Power Co., Inc.	5,900	185
	Consolidated Edison Inc.	4,500	183
	Edison International	5,300	173
	Progress Energy, Inc.	4,200	163
	Sempra Energy	2,900	127
	Xcel Energy, Inc.	5,000	92
	Ameren Corp.	2,200	73
	Allegheny Energy, Inc.	1,950	65
*	Reliant Energy, Inc.	10,800	55
	DTE Energy Co.	1,400	48
	Questar Corp.	1,400	48
	Constellation Energy Group, Inc.	1,700	45
*	AES Corp.	5,500	43
	MDU Resources Group, Inc.	1,947	39
	Equitable Resources, Inc.	1,100	38

	Wisconsin Energy Corp.	800	36
	SCANA Corp.	900	31
	Pepco Holdings, Inc.	1,600	28
*	Mirant Corp.	1,521	26
	Alliant Energy Corp.	884	25
			130,259
Total Common Stocks (Cost $351,363)			291,484

	Coupon		Shares	Market Value ($000)
Temporary Cash Investment (0.9%)
Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity Fund (Cost $2,603)	0.780%	2,602,662	2,603
Total Investments (101.2%) (Cost $353,966)				294,087
Other Assets and Liabilities-Net (-1.2%)[3]				(3,461)
Net Assets (100%)				290,626

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,382,000.
*	Non-income-producing security.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, the value of this security represented 0.2% of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $2,603,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m.., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

At January 31, 2009, the cost of investment securities for tax purposes was $353,975,000. Net unrealized depreciation of investment securities for tax purposes was $59,888,000, consisting of unrealized gains of $2,347,000 on securities that had risen in value since their purchase and $62,235,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2009, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	152,592
Level 2- Other significant observable inputs	141,495
Level 3- Significant unobservable inputs	-
Total	294,087

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 23, 2009

VANGUARD INTERNATIONAL EQUITY INDEX FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 23, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.